     As filed with the Securities and Exchange Commission on April 30, 2002

                                         Registration Nos. 33-55890 and 811-7350

              -----------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
              -----------------------------------------------------
                                    FORM N-4
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No. [ ]
                       Post-Effective Amendment No. 15 [x]

                                       and

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                            [ ] Amendment No. 19 [x]

                CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 2
                           (Exact Name of Registrant)

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                               (Name of Depositor)
                           6201 Powers Ferry Road, NW
                             Atlanta, Georgia 30339
              (Address of Depositor's Principal Executive Offices)
                  Depositor's Telephone Number: (770) 953-1959

                             Craig R. Edwards, Esq.
                           6201 Powers Ferry Road, NW
                             Atlanta, Georgia 30339
                     (Name and Address of Agent for Service)

                                    Copy to:
                          Mary Jane Wilson-Bilik, Esq.
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415

It is proposed that this filing will become effective:
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[x] on May 1, 2002 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] pursuant to paragraph (a)(i) of Rule 485

If appropriate check the following box:
[ ] this Post-Effective Amendment designates a new effective date for a new effective date for a previously filed Post-Effective Amendment

                      Title of Securities Being Registered:
               Flexible Premium Variable Deferred Annuity Policies

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
    ADMINISTRATIVE OFFICE: 6201 Powers Ferry Road, NW, Atlanta, Georgia 30339
                              PHONE: 1-800-905-1959
--------------------------------------------------------------------------------

                             TRILLIUM/R/ PROSPECTUS
                CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 2
                FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY

This Prospectus describes the flexible premium variable deferred annuity policy (the Policy) offered by Canada Life Insurance Company of America (we, our, us, or the Company).

The Owner (Policyowner or you) may choose among the 15 divisions (the Sub-Accounts) of the Canada Life of America Variable Annuity Account 2 (the Variable Account) and/or the Fixed Account. Assets in each Sub-Account are invested in a corresponding Portfolio of Seligman Portfolios, Inc. (the Fund). The Fund has 15 Portfolios managed by J. & W. Seligman & Co. Incorporated:


Seligman Investment Grade Fixed Income        Seligman Global Smaller Companies*

Seligman Capital                              Seligman Global Technology
Seligman Cash Management                      Seligman High-Yield Bond
Seligman Common Stock                         Seligman Income
Seligman Communications and Information       Seligman International Growth
Seligman Frontier                             Seligman Large-Cap Growth
Seligman Global Growth                        Seligman Large-Cap Value
                                              Seligman Small-Cap Value

----------
* Sub-advised by Henderson Investment Management Limited

The Policy Value will vary according to the investment performance of the Portfolio(s) in which the Sub-Accounts you choose are invested, until the Policy Value is applied to a payment option. You bear the entire investment risk on amounts allocated to the Variable Account.

This Prospectus provides basic information that a prospective Policyowner ought to know before investing. Additional information is contained in the Statement of Additional Information, which has been filed with the Securities and Exchange Commission. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is included on the last page of this Prospectus. You may obtain a free copy of the Statement of Additional Information by writing or calling us at the address or phone number shown above.

Please read this Prospectus carefully before buying a policy and keep it for future reference. This Prospectus must be accompanied by a current prospectus for the Fund. The Fund's prospectus is attached to this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Policies and the Fund are not insured by the FDIC nor any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. The Policy described in this Prospectus is subject to market fluctuation, investment risk and possible loss of principal.

                   The date of this Prospectus is May 1, 2002.

                                TABLE OF CONTENTS

SUMMARY......................................................................................    1
TABLE OF EXPENSES............................................................................    5
CONDENSED FINANCIAL INFORMATION..............................................................    7
THE COMPANY..................................................................................    8
THE VARIABLE ACCOUNT, THE FUND AND THE FIXED ACCOUNT.........................................    8
   The Variable Account......................................................................    8
   The Fund..................................................................................    9
      Seligman Investment Grade Fixed Income Portfolio.......................................    9
      Seligman Capital Portfolio.............................................................   10
      Seligman Cash Management Portfolio.....................................................   10
      Seligman Common Stock Portfolio........................................................   10
      Seligman Communications and Information Portfolio......................................   10
      Seligman Frontier Portfolio............................................................   10
      Seligman Global Growth Portfolio.......................................................   10
      Seligman Global Smaller Companies Portfolio............................................   10
      Seligman Global Technology Portfolio...................................................   10
      Seligman High-Yield Bond Portfolio.....................................................   11
      Seligman Income Portfolio..............................................................   11
      Seligman International Growth Portfolio................................................   11
      Seligman Large-Cap Growth Portfolio....................................................   11
      Seligman Large-Cap Value Portfolio.....................................................   11
      Seligman Small-Cap Value Portfolio.....................................................   11
      Reserved Rights........................................................................   11
      Change in Investment Objective.........................................................   12
   The Fixed Account.........................................................................   12
      Guarantee Amount.......................................................................   13
      Guarantee Periods......................................................................   13
      Market Value Adjustment................................................................   14
DESCRIPTION OF ANNUITY POLICY................................................................   15
   Ten Day Right to Examine Policy...........................................................   15
   State Variations..........................................................................   15
   Premium...................................................................................   15
      Initial Premium........................................................................   15
      Additional Premium.....................................................................   16
      Pre-Authorized Check Agreement Plan....................................................   16
      Electronic Data Transmission of Application Information................................   16
      Net Premium Allocation.................................................................   17
   Cash Surrender Value......................................................................   17
   Policy Value..............................................................................   17
   Variable Account Value....................................................................   17
      Units..................................................................................   17
      Unit Value.............................................................................   17
      Net Investment Factor..................................................................   18
   Transfers.................................................................................   18
      Transfer Privilege.....................................................................   18
      Telephone Transfer Privilege...........................................................   18
      Intouch(R) Voice Response System.......................................................   19
      Dollar Cost Averaging Privilege........................................................   19
      Transfer Processing Fee................................................................   20
   Payment of Proceeds.......................................................................   20
      Proceeds...............................................................................   20
      Proceeds on Annuity Date...............................................................   20
      Proceeds on Surrender..................................................................   21
      Proceeds on Death of Last Surviving Annuitant Before Annuity Date (The Death Benefit)..   21
      Proceeds on Death of Any Owner.........................................................   22
      Interest on Proceeds...................................................................   22
   Partial Withdrawals.......................................................................   22
      Systematic Withdrawal Privilege........................................................   23
   Seligman Time Horizon Matrix(SM)..........................................................   24
   Portfolio Rebalancing.....................................................................   24
   Postponement of Payment...................................................................   25
   Charges Against the Policy, Variable Account, and Fund....................................   25
      Surrender Charge.......................................................................   25

      Annual Administration Charge...........................................................   26
      Daily Administration Fee...............................................................   26
      Transfer Processing Fee................................................................   26
      Mortality and Expense Risk Charge......................................................   26
      Waiver of Surrender Charge.............................................................   27
      Reduction or Elimination of Surrender Charges and Annual Administration Charges........   28
      Taxes..................................................................................   28
      Other Charges Including Investment Management Fees.....................................   28
   Payment Options...........................................................................   29
      Election of Options....................................................................   29
      Description of Payment Options.........................................................   29
      Amount of Payments.....................................................................   29
      Payment Dates..........................................................................   30
      Age and Survival of Annuitant..........................................................   30
   Other Policy Provisions...................................................................   30
      Policyowner............................................................................   30
      Beneficiary............................................................................   30
      Termination............................................................................   30
      Written Notice.........................................................................   31
      Periodic Reports.......................................................................   31
      Assignment.............................................................................   31
      Modification...........................................................................   31
      Notification of Death..................................................................   32
YIELDS AND TOTAL RETURNS.....................................................................   32
      Yields.................................................................................   32
      Total Returns..........................................................................   32
      Industry Comparison....................................................................   33
TAX DEFERRAL.................................................................................   33
FEDERAL TAX STATUS...........................................................................   34
   Introduction..............................................................................   34
   The Company's Tax Status..................................................................   34
   Tax Status of the Policy..................................................................   35
      Diversification Requirements...........................................................   35
      Policyowner Control....................................................................   35
      Required Distributions.................................................................   35
   Taxation of Annuities.....................................................................   36
      In General.............................................................................   36
      Withdrawals/Distributions..............................................................   36
      Annuity Payments.......................................................................   37
      Taxation of Death Benefit Proceeds.....................................................   37
      Penalty Tax on Certain Withdrawals.....................................................   37
   Transfers, Assignments, or Exchanges of a Policy..........................................   37
   Withholding...............................................................................   38
   Multiple Policies.........................................................................   38
   Possible Tax Changes......................................................................   38
   Taxation of Qualified Plans...............................................................   38
      Individual Retirement Annuities and Simplified Employee Pensions (SEP/IRAs)............   39
      SIMPLE Individual Retirement Annuities.................................................   39
      ROTH Individual Retirement Annuities...................................................   39
      Minimum Distribution Requirements......................................................   39
      Corporate And Self-Employed (H.R.10 and Keogh) Pension And Profit-Sharing Plans........   40
      Deferred Compensation Plans............................................................   40
      Tax-Sheltered Annuity Plans............................................................   41
   Other Tax Consequences....................................................................   41
RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM.....................................   41
DISTRIBUTION OF POLICIES.....................................................................   41
LEGAL PROCEEDINGS............................................................................   42
VOTING RIGHTS................................................................................   42
INSURANCE MARKETPLACE STANDARDS ASSOCIATION..................................................   43
FINANCIAL STATEMENTS.........................................................................   43
DEFINITIONS..................................................................................   44
STATEMENT OF ADDITIONAL INFORMATION - TABLE OF CONTENTS......................................   46
APPENDIX A: STATE PREMIUM TAXES..............................................................   47
APPENDIX B: CONDENSED FINANCIAL INFORMATION..................................................   48

                                     SUMMARY

This summary provides a brief description of some of the features and charges of the Policy offered by us. You will find more detailed information in the rest of this Prospectus, the Statement of Additional Information and the Policy. Please keep the Policy and its riders or endorsements, if any, together with the application. Together they are the entire agreement between you and us.

How do I purchase a Policy?

You may purchase a Policy with a premium payment of at least $5,000 (generally $2,000 if the Policy is an Individual Retirement Annuity (IRA)). You may purchase a Policy with a premium of $100 (generally $50 if the Policy is an IRA), if the premium payment is submitted with a pre-authorized check (PAC) agreement. See "Premiums" and "Pre-Authorized Check Agreement Plan."

Can I make additional premium payments?

You may make additional premium payments during any Annuitant's lifetime and before the Annuity Date. Additional premium payments must be at least $1,000 or $100 per month if paid by PAC (or $50 per month if paid by PAC and the Policy is an IRA). You must obtain prior approval before your total premiums paid can exceed $1,000,000. See "Premiums."

How does the ten day right to examine the Policy work?

Generally, you have ten days after you receive the Policy to decide if you would like to cancel the Policy. Depending on which state you live in, we will return either the Policy Value or the full premium paid (without interest and less the amount of any partial withdrawals). If the Policy is issued as an IRA and canceled within 7 days, we will return all premiums if the premiums are greater than the amount otherwise payable. The right to examine period and the amount refunded may vary from state to state. See "Ten Day Right to Examine Policy."

What is the purpose of the Variable Account?

The Variable Account is a separate investment account that consists of 15 Sub-Accounts. Before the Policy Value is applied to a payment option, amounts in the Variable Account will vary according to the investment performance of the Portfolio(s) in which your elected Sub-Accounts are invested. You may allocate your Net Premium among the Fixed Account and the 15 Sub-Accounts of the Variable Account. The assets of each Sub-Account are invested in the corresponding Portfolios of the Fund that are listed on the cover page of this Prospectus. See "The Variable Account" and "The Fund."

How does the Fixed Account work?

You may allocate all or part of Net Premium or make transfers from the Variable Account to several sections (the Guarantee Periods) of the Fixed Account selected by you.

..    Currently, you may select a Guarantee Period with a duration of one, three, five, seven, or ten years.
..    If the amount in a Guarantee Period remains until the end of the Guarantee
     Period, the value of the amount will equal the amount originally placed in the Guarantee Period increased by an interest rate, annually compounded, designated for that Guarantee Period.

Market Value Adjustment. A surrender, withdrawal, or transfer made before the end of a Guarantee Period is subject to an adjustment that may increase or decrease the amount in the Guarantee Period. The adjustment never results in a reduction of earnings to less than 3 percent per year on the amount allocated to the Guarantee Period. This adjustment does not apply to the one year Guarantee Period. The Fixed Account, Market Value Adjustment and certain Guarantee Periods may not be available in all jurisdictions. The Fixed Account is not affected by the investment performance of the Variable Account. See "The Fixed Account" and "Market Value Adjustment."

When will I receive payments?

After the Policy Value is transferred to a payment option, we will pay proceeds in equal amounts monthly, quarterly or annually during the Annuitant's lifetime or for 10 years, whichever is longer, unless you have elected another payment option. See "Proceeds on Annuity Date."

What happens if the Owner dies?

If any Owner dies before the Policy Value is transferred to a payment option, we will pay the Beneficiary the Policy Value as of the date we receive proof of the Owner's death. See "Proceeds on Death of Any Owner."

What happens if the Last Surviving Annuitant dies?

If the Last Surviving Annuitant dies before the Policy Value is transferred to a payment option, we will pay the Beneficiary a Death Benefit.*

The Death Benefit is the greatest of:

1.   the premiums paid, less any partial withdrawals, and incurred taxes;

2.   the Policy Value on the date we receive Due Proof of Death; or

3. the greatest Policy Value on any Policy Anniversary occurring before both the date the Last Surviving Annuitant attained age 81 and the date we receive Due Proof of the Annuitant's death. This value will be adjusted for any partial withdrawals, incurred taxes, and premiums paid that occur after such Policy Anniversary.

If on the date the Policy was issued any Annuitant was attained age 81 or older, the Death Benefit is the Policy Value on the date we receive Due Proof of Death.

*    In some jurisdictions the Death Benefit may vary.

See "Proceeds on Death of Last Surviving Annuitant Before Annuity Date (The Death Benefit)."

Can I get money out of my Policy?

You may withdraw part or all of the Cash Surrender Value at any time before the earlier of the death of the Last Surviving Annuitant, the death of any Owner, or the date when the value in the Policy is transferred to a payment option, subject to certain limitations. See "The Fixed Account," "Partial Withdrawals" and "Proceeds on Surrender." A partial withdrawal or a surrender may incur federal income tax, including a federal penalty tax. See "FEDERAL TAX STATUS."

What charges will I pay?

Surrender Charge: A surrender charge may be deducted when a partial withdrawal or cash surrender is made.

The amount withdrawn is first taken from any investment earnings in the Variable Account and interest earned in the Fixed Account available at the time the request is made. Then, further amounts withdrawn will be taken from premiums starting with the oldest premium paid.

Withdrawal or surrender of the following will not incur a surrender charge:

..    100% of investment earnings in the Variable Account
..    100% of interest earned in the Fixed Account .
..    100% of premiums paid 7 years or more from the date of withdrawal or surrender .
..    10% of total premiums withdrawn during a Policy Year and paid less than 7 years from the date of withdrawal or surrender*
..    Amounts required to be withdrawn, only as they apply to the Policy and independent of all other qualified retirement assets, pursuant to the minimum required distribution rules under federal tax laws (see "Minimum Distribution Requirements")

*    10% is not cumulative and is first withdrawn from the oldest premium paid.

If a surrender charge does apply, the following percentages will be used to calculate the amount of the charge:

Policy Years Since Premium Was Paid
-----------------------------------

Less than 1......................................................        6%
At least 1, but less than 2......................................        6%
At least 2, but less than 3......................................        5%
At least 3, but less than 4......................................        5%
At least 4, but less than 5......................................        4%
At least 5, but less than 6......................................        3%
At least 6, but less than 7......................................        2%
At least 7.......................................................      None

Any surrender charge will be deducted from the amount requested for withdrawal or surrender.

See "Surrender Charge."

Annual Administration Charge: We deduct an Annual Administration Charge of $30 for the prior Policy Year on each Policy Anniversary. We will also deduct this charge for the current Policy Year if the Policy is surrendered for its Cash Surrender Value, unless the surrender occurs on the Policy Anniversary. If the Policy Value on the Policy Anniversary is $35,000 or more, we will waive the Annual Administration Charge for the prior Policy Year. We will also waive the Annual Administration Charge if the Policy is a Tax-Sheltered Annuity. See "Annual Administration Charge."

Daily Administration Fee: We also deduct a daily administration fee each day at an annual rate of 0.15% from the assets of the Variable Account. See "Daily Administration Fee."

Transfer Processing Fee: The first 12 transfers during each Policy Year are free. We currently assess a $25 transfer fee for the 13th and each additional transfer in a Policy Year. See "Transfer Processing Fee."

Mortality and Expense Risk Charge: We deduct a mortality and expense risk charge each day from the assets of the Variable Account at an annual rate of 1.25%. See "Annualized Mortality and Expense Risk Charge."

Premium Taxes: In some states, a charge for applicable premium taxes ranging from 0 - 3.5% is deducted from the premium when paid, resulting in Net Premium. See "Appendix A: State Premium Taxes."

Investment Management Fees: Each Portfolio is responsible for all of its operating expenses, which are deducted daily. In addition, charges for investment management services are deducted and paid daily at an annual rate from each Portfolio as a percentage of the average daily net assets of the Portfolios. You pay these fees and expenses indirectly. See "Other Charges Including Investment Management Fees" and the attached Fund prospectus.

For information concerning compensation paid for the sale of Policies, see "Distribution of Policies."

For information concerning compensation paid for the sale of Policies, see "Distribution of Policies."

Are there any other Policy provisions?

For information concerning the Owner, Beneficiary, Written Notice, periodic reports, assignment, modification and other important Policy provisions, see "Other Policy Provisions."

How will the Policy be taxed?

The Policy's earnings are generally not taxed until you take them out. For federal tax purposes, if you take money out during the accumulation period, earnings come out first and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you may also be charged a 10% federal penalty tax on the earnings. The annuity payments you receive during the income phase are considered partly a return of your original investment so that part of each payment is not taxable as income until the "investment in the contract" has been fully recovered. Different tax consequences may apply for a Policy used in connection with a qualified retirement plan.

Death benefits are taxable and generally are included in the income of the recipient as follows: if received under a payment option, death benefits are taxed in the same manner as annuity payouts; if not received under a payment option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a partial or complete surrender.

For a brief discussion of our current understanding of the federal tax laws concerning us and the Policy, see "FEDERAL TAX STATUS."

Can I purchase the Policy by exchanging my existing annuity?

You can generally exchange one annuity contact for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this Prospectus, you might have to pay a surrender charge on your old policy, and there will be a new surrender charge period for this Policy, other charges may be higher (or lower), and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may also have to pay federal income tax (and a federal penalty tax if you have not reached 59 1/2) on the exchange. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

Who should purchase the Policy?


We have designed this Policy for people seeking long-term tax-deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Policy if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. If you are purchasing the Policy through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the Policy (including annuity income benefits) before purchasing the Policy, since the tax- favored arrangement itself provides tax-sheltered growth.


Does Canada Life offer other policies?

We offer other variable annuity policies which may invest in the same Portfolios of the Fund. These policies may have different charges that could affect the value of the Sub-Accounts and may offer different benefits more suitable for your needs. For more information about these policies, please contact us at the phone number or address on page 1.

What if I have questions?

We will be happy to answer your questions about the Policy or our procedures. Call or write to us at the phone number or address on page 1. All inquiries should include the Policy number and the names of the Owner and the Annuitant.

If you have questions concerning your investment strategies, please contact your registered representative.

                                TABLE OF EXPENSES

This table is intended to assist you in understanding the various costs and expenses that you will bear directly or indirectly. It reflects expenses of the Variable Account as well as the Fund.

Expense Data

The following information regarding expenses assumes that the entire Policy Value is in the Variable Account.

Policyowner Transaction Expenses
--------------------------------
Sales load on purchase payments.........................................................               None

Maximum surrender charge as a percentage of amount surrendered (10% of total premiums withdrawn during a Policy Year and paid less than 7 years from the date of withdrawal or surrender and 100% of earnings are free of any sales load.
   See "Charges Against the Policy, Variable Account, and Fund.").                                     6.00%

Transfer fee
   Current Policy - First 12 transfers each Policy Year.................................             No fee
   Each transfer thereafter.............................................................   $25 per transfer
   Transfer fee when using the Intouch/R/ Voice Response System.........................             No fee

Annual Administration Charge
----------------------------
Per Policy per Policy Year..............................................................                $30
  (waived for the prior Policy Year if the Policy Value is $35,000 or more on the Policy
   Anniversary or if the Policy is a Tax-Sheltered Annuity)

Variable Account Annual Expenses
--------------------------------
(as a percentage of average account value)
Mortality and expense risk charges......................................................               1.25%
Annual rate of daily administration fee.................................................               0.15%
                                                                                                       ----
Total Variable Account annual expenses..................................................               1.40%


Annuitization Charge: If you annuitize your Policy, a fee of 2% will be deducted from the amount annuitized for administration and sales expenses.



Fund Annual Expenses for the Year Ended December 31, 2001
---------------------------------------------------------
(after Expense Reimbursement, as indicated, and as a percentage of average net assets)


                                                        Other Expenses      Total
                                          Management       (After           Annual
              Class 1 Portfolio             Fees/6/    Reimbursement)/6/   Expenses
              -----------------           ----------   -----------------   ----------
Seligman Investment Grade Fixed Income       .40%            .23%             .63%
Seligman Capital                             .40%            .21%             .61%
Seligman Cash Management                     .05%            .02%             .07%
Seligman Common Stock                        .40%            .19%             .59%
Seligman Communications and Information      .75%            .18%             .93%
Seligman Frontier                            .75%            .26%            1.01%
Seligman Global Growth                      1.00%/1/         .40%            1.40%
Seligman Global Smaller Companies           1.00%/1/         .40%            1.40%
Seligman Global Technology                  1.00%/2/         .40%            1.40%
Seligman High-Yield Bond                     .50%            .20%            0.70%
Seligman Income                              .40%            .24%             .64%
Seligman International Growth               1.00%/1/         .40%            1.40%
Seligman Large-Cap Growth                    .70%/3/         .04%             .74%
Seligman Large-Cap Value                     .80%/4/         .03%             .83%
Seligman Small-Cap Value                    1.00%/5/         .19%            1.19%

/1/ A management fee rate of 1.00% applies to the portfolio's first $1 billion in average daily net assets. The rate declines to 0.95% of the Portfolio's average daily net assets on the next $1 billion in net assets, and to 0.90% of the Portfolio's average daily net assets in excess of $2 billion.

/2/ A management fee rate of 1.00% applies to the portfolio's first $2 billion in average daily net assets. The rate declines to 0.95% of the Portfolio's average daily net assets on the next $2 billion in net assets, and to 0.90% of the Portfolio's average daily net assets in excess of $4 billion.
/3/ A management fee rate of 0.70% applies to the portfolio's first $1 billion in average daily net assets. The rate declines to 0.65% of the Portfolio's average daily net assets on the next $1 billion in net assets, and to 0.60% of the Portfolio's average daily net assets in excess of $2 billion.
/4/ The annual rate of 0.80% applies to the portfolio's first $500 million in average daily net assets. The rate declines to 0.70% of the Portfolio's average daily net assets on the next $500 million in net assets, and to 0.60% of the Portfolio's average daily net assets in excess of $1 billion.
/5/ The annual rate of 1.00% applies to the Portfolio's first $500 million in average daily net assets. The rate declines to 0.90% of the Portfolio's average daily net assets on the next $500 million in net assets, and to 0.80% of the Portfolio's average daily net assets in excess of $1 billion.
/6/  The following should be noted regarding Management Fees and Other Expenses:





Seligman Investment Grade Fixed Income



..    Effective November 16, 2001, the Manager discontinued the voluntary waiver of its management fee rate of 0.40% per annum for Cash Management Portfolio. Also effective November 16, 2001, (in the case of Small-Cap Value Portfolio, effective March 1, 2001), the Manager agreed to reminburse expenses, other than management fees that exceed the following rates per annum of average daily net assets of each Portfolio:


Class 1              Current Rate   Previous Rate         Class 1              Current Rate   Previous Rate
Portfolio                                           Portfolio
Bond                     0.45%           0.20%      Global Smaller Companies       0.40%          0.40%
Capital                  0.40%           0.20%      Global Technology              0.40%          0.40%
Cash Management          0.30%             --       High Yield Bond                0.50%          0.20%
Common Stock             0.40%           0.20%      Income                         0.55%          0.20%
Communications
   And Information       0.40%           0.20%      International Growth           0.40%          0.40%
Frontier                 0.75%           0.20%      Large-Cap Growth               0.45%            --
Global Growth            0.40%           0.40%      Large-Cap Value                0.40%            --
                                                    Small-Cap Value                0.20%            --


There is no assurance that these waiver or reimbursement policies will be continued in the future. If any of these policies are discontinued, it will be reflected in an updated prospectus.


If the Manager and Sub-Advisor had not waived or reimbursed these expenses, the Fund's 2001 Management Fees, Other Expenses and Total Annual Expenses would have been:





                                          Management    Other     Total Annual
        Class 1 Portfolio                     Fees     Expenses     Expenses
        -----------------                 ----------   --------   ------------

Seligman Investment Grade Fixed Income        .40%       .35%          .75%
Seligman Capital                              .40%       .30%          .70%
Seligman Cash Management                      .40%       .33%          .73%
Seligman Common Stock                         .40%       .19%          .59%
Seligman Communications and Information       .75%       .18%          .93%
Seligman Frontier                             .75%       .49%         1.24%

Seligman Global Growth                       1.00%       .74%         1.74%
Seligman Global Smaller Companies            1.00%       .96%         1.96%
Seligman Global Technology                   1.00%       .61%         1.61%
Seligman High-Yield Bond                      .50%       .28%         0.78%
Seligman Income                               .40%       .62%         1.02%
Seligman International Growth                1.00%       .80%         1.80%
Seligman Large-Cap Growth                     .70%       .43%         1.13%
Seligman Large-Cap Value                      .80%       .31%         1.10%
Seligman Small-Cap Value                     1.00%       .22%         1.22%


The data with respect to the Fund's annual expenses have been provided to us by the Fund and we have not independently verified such data.


Annuitization Charge: If you annuitize your Policy, a fee of 2% will be deducted from the amount annuitized for administration and sales expenses.

For a more complete description of the various costs and expenses, see "Charges Against the Policy, Variable Account and Fund" and the Fund's prospectus. In addition to the expenses listed above, premium taxes may be applicable (see "Appendix A: State Premium Taxes") and a Market Value Adjustment may apply to amounts held in the Fixed Account (see "Market Value Adjustment").

Examples

A Policyowner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:


1.   If the Policy is surrendered at the end of the applicable time period:



                   Sub-Account            1 Year   3 Year   5 Year   10 Year
                   -----------            ------   ------   ------   -------
Seligman Investment Grade Fixed Income      77       115      156      257
Seligman Capital                            77       114      155      256
Seligman Cash Management                    71        98      127      198
Seligman Common Stock                       76       114      154      253
Seligman Communications and Information     80       124      171      287
Seligman Frontier                           80       126      175      295
Seligman Global Growth Opportunities        84       138      194      333
Seligman Global Smaller Companies           84       138      194      333
Seligman Global Technology                  84       138      194      333
Seligman High-Yield Bond                    77       117      159      264
Seligman Income                             77       115      156      258
Seligman International                      84       138      194      333
Seligman Large Cap Growth                   78       118      161      268
Seligman Large Cap Value                    79       121      166      277
Seligman Small Cap Value                    82       132      184      313

2. If the Policy is annuitized or not surrendered at the end of the applicable time period:


            Sub-Account                   1 Year   3 Year   5 Year   10 Year
            -----------                   ------   ------   ------   -------
Seligman Investment Grade Fixed Income      23       70       120      257
Seligman Capital                            23       69       119      256
Seligman Cash Management                    17       53       91       198
Seligman Common Stock                       22       69       118      253
Seligman Communications and Information     26       79       135      287
Seligman Frontier                           26       81       139      295
Seligman Global Growth Opportunities        30       93       158      333
Seligman Global Smaller Companies           30       93       158      333
Seligman Global Technology                  30       93       158      333

Seligman High-Yield Bond                    23       72       123      264
Seligman Income                             23       70       120      258
Seligman International                      30       93       158      333
Seligman Large Cap Growth                   24       73       125      268
Seligman Large Cap Value                    25       76       130      277
Seligman Small Cap Value                    28       87       148      313



These Examples are based, with respect to all of the Portfolios, on an estimated average account value of $52,302. The Examples assume that no transfer charge or Market Value Adjustment has been assessed. The Examples also reflect an Annual Administration Charge of 0.05% of assets, determined by dividing the total Annual Administration Charge collected by the total average net assets of the Sub-Accounts of the Variable Account.


These Examples should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or lesser than the assumed amount.

                         CONDENSED FINANCIAL INFORMATION

We have included in Appendix B a financial history of the accumulation unit values for the Sub-Accounts.

                                   THE COMPANY


We are a stock life insurance company with assets as of December 31, 2001 of approximately $3.0 billion (U.S. dollars). We were incorporated under Michigan law on April 12, 1988, and our Administrative Office is located at 6201 Powers Ferry Road, NW, Atlanta, Georgia 30339. We are principally engaged in issuing and reinsuring annuity policies.


We share our A.M. Best rating with our parent company, The Canada Life Assurance Company. From time to time, we will quote this rating and our ratings from Standard & Poor's Corporation and/or Moody's Investors Service for claims paying ability. These ratings relate to our financial ability to meet our contractual obligations under our insurance policies. They do not take into account deductibles, surrender or cancellation penalties, or timeliness of claim payment. They also do not address the suitability of a Policy for a particular purchaser, or relate to our ability to meet non-policy obligations.


We are a wholly-owned subsidiary of The Canada Life Assurance Company, a Canadian life insurance company headquartered in Toronto, Ontario, Canada. The Canada Life Assurance Company commenced insurance operations in 1847 and has been actively operating in the United States since 1889. It is one of the largest life insurance companies in North America with consolidated assets as of December 31, 2001 of approximately $35.9 billion (U.S. dollars).


Obligations under the Policies are obligations of Canada Life Insurance Company of America.

We are subject to regulation and supervision by the Michigan Insurance Bureau, as well as the laws and regulations of all jurisdictions in which we are authorized to do business.

              THE VARIABLE ACCOUNT, THE FUND AND THE FIXED ACCOUNT

The Variable Account

We established the Canada Life of America Variable Annuity Account 2 (the Variable Account) as a separate investment account on October 30, 1992, under Michigan law. Although we own the assets in the Variable Account, these assets are held separately from our other assets and are not part of our general account. The income, gains or losses, whether or not realized, from the assets of the Variable Account are credited to or charged against the Variable Account in accordance with the policies without regard to our other income, gains or losses.

The portion of the assets of the Variable Account equal to the reserves and other contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business that we conduct. We have the right to transfer to our general account any assets of the Variable Account which are in excess of such reserves and other liabilities.

The Variable Account is registered with the Securities and Exchange Commission (the SEC) as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a "separate account" under the federal securities laws. However, the SEC does not supervise the management, investment policies or practices of the Variable Account.

The Variable Account currently is divided into 15 Sub-Accounts. Each Sub-Account invests its assets in shares of the corresponding Portfolio of the Fund described below.

The Fund

The Fund has 15 Portfolios:

Seligman Investment Grade Fixed Income     Seligman Global Smaller Companies
Seligman Capital                           Seligman Global Technology
Seligman Cash Management                   Seligman High-Yield Bond
Seligman Common Stock                      Seligman Income
Seligman Communications and Information    Seligman International Growth
Seligman Frontier                          Seligman Large-Cap Growth
Seligman Global Growth                     Seligman Large-Cap Value
                                           Seligman Small-Cap Value


Shares of a Portfolio are purchased and redeemed for a corresponding Sub-Account at their net asset value. Any amounts of income, dividends and gains distributed from the shares of a Portfolio are reinvested in additional shares of that Portfolio at their net asset value. The Fund prospectus defines the net asset value of Portfolio shares.

The Fund is a diversified open-end investment company incorporated in Maryland. It uses the investment management services of J. & W. Seligman & Co. Incorporated (Seligman Global Smaller Companies Portfolio uses the sub-advisory services of Henderson Investment Management Limited).

The Fund may, in the future, create additional Portfolios that may or may not be available as investment options under the Policies. Each Portfolio has its own investment objectives and the income and losses for each Portfolio are determined separately for that Portfolio.

The investment objectives and policies of the Portfolios of the Fund are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios of the Fund, however, may differ from the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of the Portfolios of the Fund will be comparable to the investment results of any other portfolio, even if the other portfolios have the same investment adviser or manager.

We may receive significant compensation from the investment manager of the Fund (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the Portfolios and their availability through the Policies. The amount of this compensation is based upon a percentage of the assets of the Portfolio attributable to the Policies and other contracts issued by us.

The following is a brief description of the investment objectives of each of the Fund's Portfolios. There is no assurance that the investment objective of any Portfolio will be achieved. Please see the attached prospectus for the Fund for more detailed information, including a description of risks and expenses.


Seligman Investment Grade Fixed Income Portfolio


This Portfolio seeks favorable current income by investing in a diversified portfolio of debt securities, primarily of investment grade, including convertible issues and preferred stocks, with capital appreciation as a secondary consideration.

Seligman Capital Portfolio

This Portfolio seeks to produce capital appreciation, not current income, by investing in common stocks (primarily those with strong near-or intermediate-term prospects) and securities convertible into or exchangeable for common stocks, in common stock purchase warrants and rights, in debt securities and in preferred stocks believed to provide capital appreciation opportunities.

Seligman Cash Management Portfolio

This Portfolio seeks to preserve capital and to maximize liquidity and current income by investing in a diversified portfolio of high-quality money market instruments. Investments in this Portfolio are neither insured nor guaranteed by the U.S. Government and there is no assurance that this Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Seligman Common Stock Portfolio

This Portfolio seeks to produce favorable, but not the highest, current income and long-term growth of both income and capital value, without exposing capital to undue risk, primarily through equity investments broadly diversified over a number of industries.

Seligman Communications and Information Portfolio

This Portfolio seeks to produce capital gain, not income, by investing primarily in securities of companies operating in the communications, information and related industries.

Seligman Frontier Portfolio

This Portfolio seeks to produce growth in capital value; income may be considered but will be only incidental to the Portfolio's investment objective. The Portfolio invests primarily in equity securities of smaller companies selected for their growth prospects.

Seligman Global Growth Portfolio

This Portfolio seeks to achieve long-term capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends.

Seligman Global Smaller Companies Portfolio

This Portfolio seeks to achieve long-term capital appreciation primarily through global investments in securities of smaller companies.

Seligman Global Technology Portfolio

This Portfolio seeks to achieve long-term capital appreciation by making global investments of at least 65% of its assets in securities of companies with business operations in technology and technology-related industries.

Seligman High-Yield Bond Portfolio

This Portfolio seeks to produce maximum current income by investing primarily in high-yielding, high risk corporate bonds and corporate notes, which, generally, are unrated or carry ratings lower than those assigned to investment grade bonds by Standard & Poor's Rating Service (S&P) or Moody's Investors Service, Inc. (Moody's). The Portfolio will invest up to 100% of its assets in lower rated bonds, commonly known as "junk bonds," which are subject to a greater risk of loss of principal and interest than higher rated investment grade bonds.

Seligman Income Portfolio

This Portfolio seeks primarily to produce high current income consistent with what is believed to be prudent risk of capital and secondarily to provide the possibility of improvement in income and capital value over the longer term, by investing primarily in income-producing securities.

Seligman International Growth Portfolio

This Portfolio currently seeks to achieve long-term capital appreciation primarily through international investments in securities of medium to large-sized companies.

Seligman Large-Cap Growth Portfolio*

This Portfolio seeks long-term capital appreciation by investing primarily in the common stocks of large U.S. based companies.

Seligman Large-Cap Value Portfolio

This Portfolio seeks capital appreciation by investing in equity securities of companies with large market capitalizations deemed to be value companies by the investment manager.

Seligman Small-Cap Value Portfolio

This Portfolio seeks capital appreciation by investing in equity securities of companies with small market capitalizations deemed to be value companies by the investment manager.

Since the Fund may be available to other separate accounts (including registered separate accounts for variable annuity and variable life products and non-registered separate accounts for group annuity products) of Canada Life Insurance Company of New York, Canada Life Insurance Company of America, The Canada Life Assurance Company, and other unaffiliated insurance companies, it is possible that material conflicts may arise between the interests of the Variable Account and one or more other separate accounts investing in the Fund. We, the Fund's Board of Directors, the Fund's investment manager, and any other insurance companies participating in the Fund will monitor events to identify any irreconcilable material conflict. Upon being advised of such a conflict, we will take any steps we believe necessary to resolve the matter, including removing the assets of the Variable Account from one or more Portfolios.

A full description of the Fund, its investment objectives, its policies and restrictions, its expenses and other aspects of its operation, as well as a description of the risks related to investment in the Fund, is contained in the attached prospectus for the Fund. The prospectus for the Fund should be read carefully by a prospective purchaser along with this Prospectus before investing.

Reserved Rights

We reserve the right to add, delete, and substitute shares of another portfolio of the Funds or shares of another registered open-end investment company if, in our judgment, investment in shares of a current Portfolio(s) is no longer appropriate. We may also add, delete, or substitute shares of another portfolio of the Funds or shares of another registered open-end investment company only for certain classes of Owners. New or substitute portfolios or funds may have different fees and expenses and may only be offered to certain classes of Owners. This decision will be based on a legitimate reason, such as a change in investment objective, a change in the tax laws, or the shares are no longer available for investment. We will first obtain SEC approval, if such approval is required by law.

When permitted by law, we also reserve the right to:

     .    create new separate accounts;
     . combine separate accounts, including the Canada Life of America Variable Annuity Account 1;
     .    remove, combine or add Sub-Accounts and make the new Sub-Accounts
     .    available to Policyowners at our discretion;
     .    add new portfolios of the Fund or of other registered investment companies;
     . deregister the Variable Account under the 1940 Act if registration is no longer required;
     .    make any changes required by the 1940 Act; and
     . operate the Variable Account as a managed investment company under the 1940 Act or any other form permitted by law.

If a change is made, we will send you a revised prospectus and any notice required by law.

Change in Investment Objective

The investment objective of a Sub-Account may not be changed unless the change is approved, if required, by the Michigan Division of Insurance. A statement of such approval will be filed, if required, with the insurance department of the state in which the Policy is delivered.

The Fixed Account

You may allocate some or all of the Net Premium and/or make transfers from the Variable Account to the Fixed Account. The Fixed Account pays interest at rates declared subject to our sole discretion and without any formula (Guaranteed Interest Rates) guaranteed for selected periods of time (Guarantee Periods). The principal, after deductions, is also guaranteed.

Policyowners allocating Net Premium and/or Policy Value to the Fixed Account do not participate in the investment performance of assets of the Fixed Account. The Fixed Account value is calculated by:

     .    adding the Net Premium and/or Policy Value allocated to it;
     .    adding the Guaranteed Interest Rate credited on amounts in it; and
     . subtracting any charges or Market Value Adjustments imposed on amounts in it in accordance with the terms of the Policy

The following also applies to the Fixed Account:

     . The Fixed Account is part of our general account. We assume the risk of investment gain or loss on this amount. All assets in the general account are subject to our general liabilities from business operations. The Fixed Account is not affected by the investment performance of the Variable Account.

     . Interests issued by us in connection with the Fixed Account have not been registered under the Securities Act of 1933 (the 1933 Act). Also, neither the Fixed Account nor the general account has been registered as an investment company under the 1940 Act. So, neither the Fixed Account nor the general account is generally subject to regulation under either Act. However, certain disclosures may be subject to generally applicable provisions of the federal securities laws regarding the accuracy of statements made in a registration statement.

     .    The Fixed Account may not be available in all states.


Guarantee Amount

The Guarantee Amount is the portion of the Policy Value allocated to the Fixed Account. The Guarantee Amount includes:

     .    Net Premium allocated to Guarantee Periods;
     .    Policy Value transferred to Guarantee Periods;
     .    interest credited to the Policy Value in the Guarantee Periods; and
     .    the deduction of charges assessed in connection with the Policy.

If the Guarantee Amount in a Guarantee Period remains until the end of the Guarantee Period, the value will be equal to the amount originally placed in the Guarantee Period increased by its Guaranteed Interest Rate (compounded annually). If a Guarantee Amount is surrendered, withdrawn, or transferred prior to the end of the Guarantee Period, it may be subject to a Market Value Adjustment, as described below. This may result in the payment of an amount greater or less than the Guarantee Amount at the time of the transaction.

The Guarantee Amount is guaranteed to accumulate at a minimum effective annual interest rate of 3%.

Guarantee Periods

Guarantee Periods are specific intervals of time over which the Guarantee Amount is credited with interest at a specific Guaranteed Interest Rate. We currently offer Guarantee Periods of one, three, five, seven and ten years. We will always offer a Guarantee Period of one year. Since the specific Guarantee Periods available may change periodically, please contact our Administrative Office to determine the Guarantee Periods currently being offered. Guarantee Periods may not be available in all states.

Beginning and Ending of Guarantee Periods. Guarantee Periods begin on the date a Net Premium is allocated to, or a portion of the Policy Value is transferred to, the Guarantee Period. Guarantee Periods end on the last calendar day of the month when the number of years in the Guarantee Period chosen (measured from the end of the month in which the amount was allocated or transferred to the Guarantee Period) has elapsed.

Guaranteed Interest Rates. Once an amount has been allocated or transferred to a Guarantee Period, the applicable Guaranteed Interest Rate will not change during that Guarantee Period. However, Guaranteed Interest Rates for different allocations and transfers may differ, depending on the timing of the allocation and transfer.

Expiration of Guarantee Period. During the 30 day period following the end of a Guarantee Period (30 day window), a Policyowner may transfer the Guarantee Amount to a new Guarantee Period or to a Sub-Account(s). A Market Value Adjustment will not apply if the Guarantee Amount is surrendered, withdrawn, or transferred during the 30 day window. During the 30 day window, the Guarantee Amount will generally accrue interest at an annual effective rate of 3%. However, if the Guarantee Amount is placed in another Guarantee Period you will receive the interest rate for that Guarantee Period.

Prior to the expiration date of any Guarantee Period, we will notify you of available Guarantee Periods and their corresponding Guaranteed Interest Rates.

     . A new Guarantee Period of the same length as the previous Guarantee Period will begin automatically on the first day following the expired Guarantee Period, unless we receive Written Notice, prior to the end of the 30 day window, containing instructions to transfer all or a portion of the expiring Guarantee Amount to a Sub-Account(s) or a Guarantee Period.

     . If we do not receive such Written Notice and are not offering a Guarantee Period of the same length as the expiring GuaranteePeriod, then a new Guarantee Period of one year will begin automatically on the first day following the end of the expired

     . Guarantee Period.A Guarantee Period of one year will also begin automatically if renewal of the expiring Guarantee Period would continue the Policy beyond its Annuity Date.

Reserved Rights. To the extent permitted by law, we reserve the right at any time to:

     1. offer Guarantee Periods that differ from those available when a Policyowner's Policy was issued; and
     2. stop accepting Net Premium allocations or transfers of Policy Value to a particular Guarantee Period.

Dollar Cost Averaging. From time to time we may offer a special Guarantee Period, not to exceed one year, whereby you may elect to automatically transfer specified additional premium from this account to any Sub-Account(s) and/or other Guarantee Period(s) on a periodic basis, for a period not to exceed twelve months. This special Guarantee Period is subject to our administrative procedures and the restrictions disclosed in the "Transfer Privilege" section. A special interest rate may be offered for this Guarantee Period, which may differ from that offered for any other one year Guarantee Period. The available interest rate will always be an effective annual interest rate of at least 3%. This Guarantee Period is used solely in connection with the "dollar cost averaging" privilege (see "Dollar Cost Averaging Privilege").

Market Value Adjustment

A Market Value Adjustment compares:

     (i) the Guaranteed Interest Rate applied to the Guarantee Period from which a Guarantee Amount is surrendered, withdrawn, or transferred; and
     (ii) the current Guaranteed Interest Rate that is credited for an equal Guarantee Period.

If an equal Guarantee Period is not offered, we will use the weighted average of the Guaranteed Interest Rates for the Guarantee Periods closest in duration that are offered. Any surrender, withdrawal, or transfer of a Guarantee Amount is subject to a Market Value Adjustment, unless:

     . the Effective Date of the surrender, withdrawal, or transfer is within 30 days after the end of a Guarantee Period;
     .    the surrender, withdrawal or transfer is from the one year
     .    Guarantee Period; or
     . the surrender, withdrawal or transfer is to provide death benefits, nursing home benefits, terminal illness benefits or annuitization.

The Market Value Adjustment will be applied after deducting any Annual Administration Charge or transfer fees, but before deducting any surrender charges or taxes incurred. The Market Value Adjustment will never invade principal nor reduce earnings on amounts allocated to a particular Guarantee Period to less than 3% per year.

On the date the Market Value Adjustment is to be applied, one of the following will happen:

     . If the Guaranteed Interest Rate for the selected Guarantee Period, less 0.50%, is less than the Guaranteed Interest Rate currently being offered for new Guarantee Periods of equal length, the Market Value Adjustment will result in a payment of an amount less than the Guarantee Amount (or portion thereof) being surrendered, withdrawn, or transferred.

     . If the Guaranteed Interest Rate for the selected Guarantee Period is greater than 0.50% plus the Guaranteed Interest Rate currently being offered for new Guarantee Periods of equal length, the Market Value Adjustment will result in the payment of an amount greater than the Guarantee Amount (or portion thereof) being surrendered, withdrawn, or transferred.

The Market Value Adjustment is computed by multiplying the amount being surrendered, withdrawn, or transferred by the Market Value Adjustment Factor. The Market Value Adjustment Factor is calculated as follows:

Market Value Adjustment Factor = Lesser of     (a)        (1 + i)(n/12)      - 1
                                                     -----------------------
                                                       (1 + r + .005)(n/12)
                       or                      (b)            .05

          where:

          "i" is the Guaranteed Interest Rate currently being credited to the amount being surrendered, withdrawn, or transferred;

          "r" is the Guaranteed Interest Rate that is currently being offered for a Guarantee Period of duration equal to the Guarantee Period for the Guarantee Amount from which the amount being surrendered, withdrawn, or transferred is taken; and

          "n" is the number of months remaining to the expiration of theGuarantee Period for the Guarantee Amount from which the amountbeing surrendered, withdrawn, or transferred is taken.


                          DESCRIPTION OF ANNUITY POLICY

Ten Day Right to Examine Policy

Generally, you have ten days after you receive the Policy to decide if you would like to cancel the Policy. In California you have 30 days if you are age 60 or over, in Colorado you have 15 days, and in Idaho and North Dakota you have 20 days.

If the Policy does not meet your needs, return it to our Administrative Office. Within seven days of receipt of the Policy, we will return the Policy Value. In states which do not allow return of Policy Value, we will return the full premium paid, without interest and less the amount of any partial withdrawals. When the Policy is issued as an IRA and canceled within seven days, we will return all premiums if the premiums are greater than the amount otherwise payable.

State Variations

Any state variations in the Policy are covered in a special policy form for use in that state. This Prospectus provides a general description of the Policy. Your actual policy and any endorsements or riders are the controlling documents. If you would like to review a copy of your policy and its endorsements and riders, if any, contact our Administrative Office.

Premium

Initial Premium

You must submit a complete application and check made payable to us for the initial premium. The following chart outlines the minimum initial premium accepted.

                                                                                 Minimum Initial
Type of Policy                                                                  Premium Accepted*
Policy is an IRA ...........................................................         $2,000
Policy is not an IRA .......................................................         $5,000
Policy is IRA and PAC agreement** for additional premiums submitted ........         $   50
Policy is not an IRA and PAC agreement for additional premiums submitted ...         $  100


*    We reserve the right to lower or raise the minimum initial premium.
** For more information on PAC agreements, see "Pre-Authorized Check Agreement Plan."

The application must meet our underwriting standards. The application must be properly completed and accompanied by all the information necessary to process it, including the initial premium. We will normally accept the application and apply the initial Net Premium within two Valuation Days of receipt at our Administrative Office. However, we may hold the premium for up to five Valuation Days while we attempt to complete the processing of an incomplete application. If this cannot be done within five Valuation Days, we will inform you of the reasons for the delay and immediately return the premium, unless you specifically consent to our keeping the premium until the application is made complete. We will then apply the initial Net Premium within two Valuation Days of when the application is correctly completed.

Additional Premium

You may make additional premium payments at any time during any Annuitant's lifetime and before the Annuity Date. Our prior approval is required before we will accept an additional premium which, together with the total of other premiums paid, would exceed $1,000,000. We will apply additional Net Premium as of receipt at our Administrative Office. We will give you a receipt for each additional premium payment.

The following chart outlines the minimum additional premium accepted.

                                                                           Minimum Additional
Type of Policy                                                             Premium Accepted*
Policy is an IRA .......................................................        $1,000
Policy is not an IRA ...................................................        $1,000
Policy is IRA and PAC agreement** for additional premiums submitted ....        $   50
Policy is not an IRA and PAC agreement for additional premiums submitted        $  100

*    We reserve the right to lower or raise the minimum additional premium.
** For more information on PAC agreements, see "Pre-Authorized Check Agreement Plan."

Pre-Authorized Check Agreement Plan

You may choose to have monthly premiums automatically collected from your checking or savings account pursuant to a pre-authorized check agreement plan
(PAC). This plan may be terminated by you or us after 30 days Written Notice, or at any time by us if a payment has not been paid by your bank. This option is not available on the 29th, 30th or 31st day of each month. There is no charge for this feature.

Electronic Data Transmission of Application Information

In certain states, we may accept electronic data transmission of application information accompanied by a wire transfer of the initial premium. Contact us to find out about state availability.

Upon receipt of the electronic data and wire transmittal, we will process the information and allocate the premium payment according to your instructions. We will then send a Policy and verification letter to you to sign.

During the period from receipt of the initial premium until the signed verification letter is received, no financial transactions may be executed under the Policy, unless you request such transactions in writing and provide a signature guarantee.

Net Premium Allocation

You elect in your application how you want your initial Net Premium to be allocated among the Sub-Accounts and the Fixed Account. Any additional Net Premium will be allocated in the same manner unless, at the time of payment, we have received your Written Notice to the contrary.

We cannot guarantee that a Sub-Account or shares of a Portfolio will always be available. If you request that all or part of a premium be allocated to a Sub-Account or underlying Portfolio that is not available, we will immediately return that portion of the premium to you, unless you specify otherwise.

Cash Surrender Value

The Cash Surrender Value is the Policy Value less any applicable surrender charge, Annual Administration Charge and Market Value Adjustment.

Policy Value

The Policy Value is the sum of the Variable Account value and the Fixed Account value.

Variable Account Value

To calculate the Variable Account value before the Annuity Date, multiply (a) by
(b), where:

     a)   is the number of Units credited to the Policy for each Sub-Account;
          and
     b)   is the current Unit Value of these Units.

Units

We credit Net Premium in the form of Units. The number of Units credited to the Policy for each Sub-Account is (a) divided by (b), where:

     a)   is the Net Premium allocated to that Sub-Account; and
     b) is the Unit Value for that Sub-Account (at the end of the Valuation Period during which we receive the premium).

We will credit Units for the initial Net Premium on the Effective Date of the Policy. We will adjust the Units for any transfers in or out of a Sub-Account, including any transfer processing fee.

We will cancel the appropriate number of Units based on the Unit Value at the end of the Valuation Period in which any of the following occurs:

     .    the Annual Administration Charge is assessed;
     .    the date we receive and file your Written Notice for a partial
     .    withdrawal or surrender;
     .    the date of a systematic withdrawal;
     .    the Annuity Date; or
     . the date we receive Due Proof of your death or the Last Surviving Annuitant's death.

Unit Value

The Unit Value for each Sub-Account's first Valuation Period is generally set at $10, except the Cash Management Sub-Account is set at $1. After that, the Unit Value is determined by multiplying the Unit Value at the end of the immediately preceding Valuation Period by the Net Investment Factor for the current Valuation Period.

The Unit Value for a Valuation Period applies to each day in that period. The Unit Value may increase or decrease from one Valuation Period to the next.

Net Investment Factor

The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. Each Sub-Account has a Net Investment Factor, which may be greater than or less than 1.

The Net Investment Factor for each Sub-Account for a Valuation Period equals 1 plus the rate of return earned by the Portfolio in which the Sub-Account you selected invests, adjusted for taxes charged or credited to the Sub-Account, the mortality and expense risk charge, and the daily administration fee.

To find the rate of return of each Portfolio in which the Sub-Accounts invest, divide (a) by (b) where:

     (a) is the net investment income and net gains, realized and unrealized, credited during the current Valuation Period; and
     (b) is the value of the net assets of the relevant Portfolio at the end of the preceding Valuation Period, adjusted for the net capital transactions and dividends declared during the current Valuation Period.

Transfers

Transfer Privilege

You may transfer all or a part of an amount in a Sub-Account(s) to another Sub-Account(s) or to a Guarantee Period(s). You also can transfer an amount in a Guarantee Period(s) to a Sub-Account(s) or another Guarantee Period(s). Transfers are subject to the following restrictions:


     1.   the Company's minimum transfer amount, currently $250;
     2. a transfer request that would reduce the amount in that Sub-Account or Guarantee Period below $500 will be treated as a transfer request for the entire amount in that Sub-Account or Guarantee Period; and
     3. transfers from the Guarantee Periods, except from the one year Guarantee Period, may be subject to a Market Value Adjustment.


We cannot guarantee that a Sub-Account or shares of a Portfolio will always be available. If you request an amount in a Sub-Account or Guarantee Period be transferred to a Sub-Account at a time when the Sub-Account or underlying Portfolio is unavailable, we will not process your transfer request. This request will not be counted as a transfer for purposes of determining the number of free transfers executed in a year. The Company reserves the right to change its minimum transfer amount requirements.

Excessive trading (including short-term "market timing" trading) may adversely affect the performance of the Sub-Accounts. If a pattern of excessive trading by a Policyowner or the Policyowner's agent develops, we reserve the right not to process the transfer request. If your request is not processed, it will not be counted as a transfer for purposes of determining the number of free transfers executed.

Telephone Transfer Privilege

We can process your transfer request by phone if you have completed our administrative form or initialed the authorization box on your application. The authorization will remain effective until we receive your written revocation or we discontinue this privilege.

We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we do not employ such reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. These procedures may include recording telephone calls and obtaining personal security codes and policy number before effecting any transfers.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies or there may be interruptions in telephone service beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.

We can not accept or process transfer requests left on our voice mail system, although transfers through our Intouch(R) Voice Response System are acceptable.

Intouch(R) Voice Response System

The Intouch Voice Response System is our interactive voice response system which you can access through your touch tone telephone. Use of this service allows you to:

..    obtain current Sub-Account balances;
..    obtain current Policy and Unit Values;
..    obtain the current Guarantee Period(s)' interest rate(s);
..    change your Sub-Account allocation; and
..    effect transfers between Sub-Accounts or to the Guarantee Periods.

Transfers from the Guarantee Periods, other than from the one year Guarantee Period, are not permitted under the Intouch Voice Response System. Your Policy number and Personal Identification Number, issued by us to ensure security, are required for any transfers and/or allocation changes.

When using the Intouch Voice Response System, you will not be assessed a transfer processing fee regardless of the number of transfers made per Policy Year.

Dollar Cost Averaging Privilege

You may choose to automatically transfer specified amounts from any Sub-Account or Guarantee Period (either one a disbursement account) to any other Sub-Account(s) or Guarantee Period(s) on a periodic basis. Transfers are subject to our administrative procedures and the restrictions in "Transfer Privilege." This privilege is intended to allow you to utilize "Dollar Cost Averaging" (DCA), a long-term investment method which provides for regular, level investments over time. We make no representation or guarantee that DCA will result in a profit or protect against loss. You should first discuss this (as you would all other investment strategies) with your registered representative.

To initiate DCA, we must receive your Written Notice on our form. Once elected, transfers will be processed until one of the following occurs:

..    the entire value of the Sub-Account or the one year Guarantee Period is completely depleted; or

..    We receive your written revocation of such monthly transfers; or

..    We discontinue this privilege.

We reserve the right to change our procedures or to discontinue the DCA privilege upon 30 days Written Notice to you.

This option is not available on the 29th, 30th or 31st day of each month. There is no charge for this feature.

Transfer Processing Fee

There is no limit to the number of transfers that you can make between Sub-Accounts or the Guarantee Periods. The first 12 transfers during each Policy Year are currently free, although we reserve the right to change this procedure. We currently assess a $25 transfer fee for the 13th and each additional transfer in a Policy Year. A transfer request, (which includes Written Notices and telephone calls) is considered to be one transfer, regardless of the number of Sub-Accounts or Guarantee Periods affected by the request. The processing fee will be deducted proportionately from the receiving Sub-Account(s) and/or Guarantee Period(s). The $25 transfer fee is waived when using the Intouch(R) Voice Response System, portfolio rebalancing, and dollar cost averaging.

Payment of Proceeds

Proceeds

Proceeds means the amount we will pay when the first of the following events occurs:

..    the Annuity Date;
..    the Policy is surrendered;
..    We receive Due Proof of Death of any Owner;
..    We receive Due Proof of Death of the Last Surviving Annuitant.

If death occurs prior to the Annuity Date, proceeds are paid in one of the following ways:

..    lump sum;
..    within 5 years of the Owner's death, as required by federal tax laws (see
     "Proceeds on Death of Any Owner"); or
..    by a mutually agreed upon payment option. See "Election of Options."

The Policy ends when we pay the proceeds.

We will deduct any applicable premium tax from the proceeds, unless we deducted the tax from the premiums when paid.

The payment of proceeds will have federal income tax consequences. See "FEDERAL TAX STATUS."

Proceeds on Annuity Date


If Payment Option 1 is in effect on the Annuity Date, we will pay the Policy Value less a 2% fee for administration and sales charges. See "Payment Options."


You may annuitize at any time, and may change the Annuity Date, subject to these limitations:

     1. We must receive your Written Notice at our Administrative Office at least 30 days before the current Annuity Date;
     2. The requested Annuity Date must be a date that is at least 30 days after we receive your Written Notice; and
     3. The requested Annuity Date may be no later than the first day of the month after any Annuitant's 100th birthday.

The proceeds paid will be the Policy Value if paid on the first day of the month after any Annuitant's 100th birthday.

Proceeds on Surrender

If you surrender the Policy, we will pay the Cash Surrender Value. The Cash Surrender Value will be determined on the date we receive your Written Notice for surrender and your Policy at our Administrative Office.

You may elect to have the Cash Surrender Value paid in a single sum or under a payment option. See "Payment Options." The Policy ends when we pay the Cash Surrender Value. You may avoid a surrender charge by electing to apply the Policy Value under Payment Option 1. See "Proceeds on Annuity Date."

Surrender proceeds may be subject to federal income tax, including a penalty tax. See "FEDERAL TAX STATUS."


Proceeds on Death of Last Surviving Annuitant Before Annuity Date (The Death Benefit)


If the Last Surviving Annuitant dies before the Policy Value is transferred to a payment option, we will pay the Beneficiary a Death Benefit.*

The Death Benefit is the greatest of:

     1.   the premiums paid, less any partial withdrawals, and incurred taxes;


     2.   the Policy Value on the date we receive Due Proof of Death; or


     3. the greatest Policy Value on any Policy Anniversary occurring before both the date the Last Surviving Annuitant attained age 81 and the date we receive Due Proof of the Annuitant's death. This value will be adjusted for any partial withdrawals, incurred taxes, and premiums paid that occur after such Policy Anniversary.


If on the date the Policy was issued any Annuitant has attained age 81, the Death Benefit is the Policy Value on the date we receive Due Proof of Death.


If you are the Last Surviving Annuitant who dies before the Annuity Date, the Death Benefit proceeds must be distributed pursuant to the rules set forth below in "Proceeds on Death of Any Owner."

The Death Benefit may be taxable. See "FEDERAL TAX STATUS."

*    In some jurisdictions the Death Benefit may vary.

Proceeds on Death of Any Owner

If any Policyowner dies before the Annuity Date, the following rules apply:

..    If you (the deceased Policyowner) were not the Last Surviving Annuitant and we receive Due Proof of your death before the Annuity Date, we will pay the Beneficiary the Policy Value as of the date we receive Due Proof of your death.

..    If you were the Last Surviving Annuitant and we receive Due Proof of your death before the Annuity Date, we will pay the Beneficiary the Death Benefit described in "Proceeds on the Death of Last Surviving Annuitant Before Annuity Date."

..    As required by federal tax law, regardless of whether you were the
     Annuitant, the entire interest in the Policy will be distributed to the
     Beneficiary:

     a)   within five years of your death; or
     b) over the life of the Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, with payments beginning within one year of your death.


However, if your spouse is the Beneficiary, the Policy may be continued. If this occurs and you were the only Annuitant, your spouse will become the Annuitant.


If any Policyowner dies on or after the Annuity Date but before all proceeds payable under the Policy have been distributed, we will continue payments to the designated payee under the payment option in effect on the date of the deceased Policyowner's death.

If any Policyowner is not an individual, the death or change of any Annuitant will be treated as the death of a Policyowner, and we will pay the Beneficiary the Cash Surrender Value.


This Section will be construed in a manner consistent with Section 72(s) of the Internal Revenue Code of 1986, as amended. If anything in the Policy conflicts with the foregoing, this Prospectus will control.


Interest on Proceeds

We will pay interest on proceeds if we do not pay the proceeds in a single sum or begin paying the proceeds under a payment option:

1.   within 30 days after the proceeds become payable; or
2. within the time required by the applicable jurisdiction, if less than 30 days.

This interest will accrue from the date the proceeds become payable to the date of payment, but not for more than one year, at an annual rate of 3%, or the rate and time required by law, if greater.

Partial Withdrawals

You may withdraw part of the Cash Surrender Value, subject to the following:

1    the Company's minimum partial withdrawal is currently $250;
2. the maximum partial withdrawal is the amount that would leave a Cash Surrender Value of $2,000; and
3. a partial withdrawal request which would reduce the amount in a Sub-Account or a Guarantee Period below $500 will be treated as a request for a full withdrawal of the amount in that Sub-Account or Guarantee Period.

On the date we receive at our Administrative Office your Written Notice for a partial withdrawal, we will withdraw the partial withdrawal from the Policy Value. We will then deduct any applicable surrender charge from the amount requested for withdrawal. The Company reserves the right to change its minimum partial withdrawal amount requirements.


You may specify the amount to be withdrawn from certain Sub-Accounts or Guarantee Periods. If you do not provide this information to us, we will withdraw proportionately from the Sub-Accounts and the Guarantee Periods in which you are invested. If you do provide this information to us, but the amount in the designated Sub-Accounts and/or Guarantee Periods is inadequate to comply with your withdrawal request, we will first withdraw from the specified Sub-Accounts and the Guarantee Periods. The remaining balance will be withdrawn proportionately from the other Sub-Accounts and Guarantee Periods in which you are invested.

Any partial or systematic withdrawal may be included in the Policyowner's gross income in the year in which the withdrawal occurs, and may be subject to federal income tax (including a penalty tax equal to 10% of the amount treated as taxable income). The Code restricts certain distributions under Tax-Sheltered Annuity Plans and other qualified plans. See "FEDERAL TAX STATUS."

Systematic Withdrawal Privilege

You may elect to use the Systematic Withdrawal Privilege (SWP) to withdraw a fixed-level amount from the Sub-Account(s) and the Guarantee Period(s) on a monthly, quarterly, semi-annual or annual basis, beginning 30 days after the Effective Date, if:

..    We receive your Written Notice on our administrative form; .
..    the Policy meets a minimum premium, currently $25,000 (if surrender charges apply); and
..    the Policy complies with the "Partial Withdrawals" provision (if surrender charges apply).

If surrender charges are applicable, you may withdraw without incurring a surrender charge the following:

..    100% of investment earnings in the Variable Account, available at the time the SWP is executed/processed
..    100% of interest earned in the Fixed Account, available at the time the SWP is executed/processed
..    100% of premiums paid 7 years or more from the date the SWP is executed/processed
..    10% of total premiums withdrawn during a Policy Year and paid less than 7 years from the date the SWP is executed/processed*
..    Amounts required to be withdrawn, only as they apply to the Policy and independent of all other qualified retirement assets, pursuant to the minimum required distribution rules under federal tax laws (see "Minimum Distribution Requirements")

* 10% is not cumulative and is first withdrawn from the oldest premium paid.

Note: Withdrawals from a Guarantee Period other than from the one year Guarantee
      Period may be subject to a Market Value Adjustment.

If surrender charges are not applicable, the entire Policy is available for systematic withdrawal. Once an amount has been selected for withdrawal, it will remain fixed until the earlier of the next Policy Anniversary or termination of the privilege. A written request to change the withdrawal amount for the following Policy Year must be received no later than 7 days prior to the Policy Anniversary date. The Systematic Withdrawal Privilege will end at the earliest of the date:

..    when the Sub-Account(s) and Guarantee Period(s) you specified for those withdrawals have no remaining amount to withdraw;
..    the Cash Surrender Value is reduced to $2,000*;
..    you choose to pay premiums by the pre-authorized check agreement plan;
..    we receive your Written Notice to end this privilege; or
..    we choose to discontinue this privilege upon 30 days Written Notice to you.

References to partial withdrawals in other provisions of this Prospectus include systematic withdrawals. If applicable, a charge for premium taxes may be deducted from each systematic withdrawal payment. This option is not available on the 29th, 30th or 31st day of each month. The Company reserves the right to change its minimum systematic withdrawal amount requirements or terminate this privilege. There is no charge for this feature.

In certain circumstances, amounts withdrawn pursuant to a systematic withdrawal option may be included in a Policyowner's gross income and may be subject to penalty taxes.

* If the Cash Surrender Value is reduced to $2,000, your Policy may terminate. See "Termination."

Seligman Time Horizon Matrix(SM)

You may elect to participate in Seligman Time Horizon Matrix (the Matrix), an asset allocation strategy which will allocate your Policy Value based primarily upon the amount of time you have to reach specific financial goals. The Matrix uses certain predetermined model portfolios, designed by J. & W. Seligman & Co. Incorporated that seek a wide range of financial goals for an investor's specific time horizon. Each J. & W. Seligman & Co. Incorporated model portfolio represents a predetermined allocation of your Policy Value among one or more of the Sub-Accounts. You may also construct your own customized model portfolio.

Under the Matrix, you may elect to periodically rebalance your Policy Value to reflect the J. & W. Seligman & Co. Incorporated model portfolio you have selected or periodically rebalance your Policy Value to reflect your customized model portfolio. Any rebalancing of your Policy Value will be made pursuant to our procedures governing portfolio rebalancing. See "Portfolio Rebalancing" below. You may also choose a J. & W. Seligman & Co. Incorporated model portfolio or create a customized portfolio and elect not to rebalance your Policy Value after the initial allocation of Policy Value under that model portfolio. We make no representation or guarantee that following the Matrix will result in a profit, protect against loss or ensure the achievement of financial goals.

To initiate the Matrix, we must receive your Written Notice on our form. Participation in the Matrix is voluntary and can be modified or discontinued at any time by you in writing on our form. We reserve the right to change our procedures, model portfolios, or to discontinue offering the Matrix upon 30 days Written Notice to you. There is no charge for this feature.

Portfolio Rebalancing

Portfolio rebalancing (Rebalancing) is an investment strategy in which your Policy Value, in the Sub-Accounts only, is reallocated back to its original portfolio allocation. Rebalancing is performed regardless of changes in individual portfolio values from the time of the last rebalancing. It is executed on a quarterly, semi-annual or annual basis. We make no representation or guarantee that rebalancing will result in a profit, protect you against loss or ensure that you meet your financial goals.

To initiate Rebalancing, we must receive your Written Notice on our form. Participation in Rebalancing is voluntary and can be modified or discontinued at any time by you in writing on our form. Portfolio Rebalancing is not available for the Fixed Account.

Once elected, we will continue to perform Rebalancing until we are instructed otherwise. We reserve the right to change our procedures or discontinue offering Rebalancing upon 30 days Written Notice to you. This option is not available on the 29th, 30th or 31st day of each month. There is no charge for this feature.

Postponement of Payment

We will usually pay any proceeds payable, amounts partially withdrawn, or the Cash Surrender Value within seven calendar days after:

1.   we receive your Written Notice for a partial withdrawal or a cash surrender;
2    the date chosen for any systematic withdrawal; or
3.   we receive Due Proof of Death of the Owner or the Last Surviving Annuitant.

However, we can postpone the payment of proceeds, amounts withdrawn, the Cash Surrender Value, or the transfer of amounts between Sub-Accounts if:

1. the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;
2. the SEC permits by an order the postponement for the protection of Policyowners; or
3. the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.


If mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to a Policy owner's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that account until instructions are received from the appropriate regulator.


We have the right to defer payment of any partial withdrawal, cash surrender, or transfer from the Fixed Account for up to six months from the date we receive your Written Notice for a withdrawal, surrender or transfer.

Charges Against the Policy, Variable Account, and Fund

Surrender Charge

A surrender charge may be deducted when a partial withdrawal or cash surrender is made in order to at least partially reimburse us for certain expenses relating to the sale of the Policy. These expenses include commissions to registered representatives and other promotional expenses (which are not expected to exceed 6% of premium payments under the policies). A surrender charge may also be applied to the proceeds paid on the Annuity Date, unless Payment Option 1 is chosen.

The amount withdrawn is first taken from any investment earnings in the Variable Account and interest earned in the Fixed Account available at the time the request is made. Then, further amounts withdrawn will be taken from premiums starting with the oldest premium paid.

Withdrawal or surrender of the following will not incur a surrender charge:

..    100% of investment earnings in the Variable Account
..    100% of interest earned in the Fixed Account
..    100% of premiums paid 7 years or more from the date of withdrawal or surrender
..    10% of total premiums withdrawn during a Policy Year and paid less than 7 years from the date of withdrawal or surrender* . Amounts required to be withdrawn, only as they apply to the Policy and independent of all other qualified retirement assets, pursuant to the minimum required distribution rules under federal tax laws (see "Minimum Distribution Requirements")

*    10% is not cumulative and is first withdrawn from the oldest premium paid.

If a surrender charge does apply, the following percentages will be used to calculate the amount of the charge:

Policy Years Since Premium Was Paid
Less than 1..........................................         6%
At least 1, but less than 2..........................         6%
At least 2, but less than 3..........................         5%
At least 3, but less than 4..........................         5%
At least 4, but less than 5..........................         4%
At least 5, but less than 6..........................         3%
At least 6, but less than 7..........................         2%
At least 7...........................................       None

Any surrender charge will be deducted from the amount requested for withdrawal or surrender.

Annual Administration Charge

To cover the costs of providing certain administrative services such as maintaining Policy records, communicating with Policyowners, and processing transactions, we deduct an Annual Administration Charge of $30 for the prior Policy Year on each Policy Anniversary. We will also deduct this charge if the Policy is surrendered for its Cash Surrender Value, unless the Policy is surrendered on a Policy Anniversary.

If the Policy Value on the Policy Anniversary is $35,000 or more, we will waive the Annual Administration Charge for the prior Policy Year. We will also waive the Annual Administration Charge if the Policy is a Tax-Sheltered Annuity.

The charge will be assessed proportionately from any Sub-Accounts and the Guarantee Periods in which you are invested. If the charge is obtained from a Sub-Account(s), we will cancel the appropriate number of Units credited to this Policy based on the Unit Value at the end of the Valuation Period when the charge is assessed.

Daily Administration Fee

At each Valuation Period, we deduct a daily administration fee at an annual rate of 0.15% from the assets of each Sub-Account of the Variable Account. This daily administration fee relates to other administrative costs under the Policies.

Transfer Processing Fee

There is no limit to the number of transfers that you can make between Sub-Accounts or the Guarantee Periods. The first 12 transfers during each Policy Year are currently free, although we reserve the right to change this procedure. We currently assess a $25 transfer fee for the 13th and each additional transfer in a Policy Year. A transfer request, (which includes Written Notices and telephone calls) is considered to be one transfer, regardless of the number of Sub-Accounts or Guarantee Periods affected by the request. The processing fee will be deducted proportionately from the receiving Sub-Account(s) and/or Guarantee Period(s). The $25 transfer fee is waived when using the Intouch(R) Voice Response System, portfolio rebalancing, and dollar cost averaging. See "Transfers" for the rules concerning transfers.

Mortality and Expense Risk Charge

We assess an annual mortality and expense risk charge, deducted at each Valuation Period from the assets of the Variable Account. This charge:

..    is an annual rate of 1.25% of the average daily value of the net assets in the Variable Account;

..    is assessed during the accumulation period, but is not charged after the
     Annuity Date;

..    consists of approximately 0.75% to cover the mortality risk and approximately 0.50% to cover the expense risk; and

..    is guaranteed not to increase for the duration of the Policy.

The mortality risk we assume arises from our obligation to make annuity payments (determined in accordance with the annuity tables and other provisions contained in the Policy) for the full life of all Annuitants regardless of how long each may live. This means:

..    Mortality risk is the risk that Annuitants may live for a longer period of time than we estimated when we established our guarantees in the Policy.
..    Each Annuitant is assured that neither his or her longevity, nor an improvement in life expectancy generally, will have any adverse effect on the annuity payments received under the Policy.
..    The Annuitant will not outlive the funds accumulated for retirement.
..    We guarantee to pay a Death Benefit if the Last Surviving Annuitant dies before the Annuity Date (see "Proceeds on Death of Last Surviving Annuitant Before Annuity Date (The Death Benefit)").
..    No surrender charge is assessed against the payment of the Death Benefit, which also increases the mortality risk.

The expense risk we assume is the risk that the surrender charges, Annual Administration Charge, daily administration fee, and transfer fees may be insufficient to cover our actual future expenses.

If the mortality and expense charges are sufficient to cover such costs and risks, any excess will be profit to the Company and may be used for distribution expenses. However, if the amounts deducted prove to be insufficient, the loss will be borne by us.

Waiver of Surrender Charge

When the Policy has been in effect for 1 year, surrender charges and any applicable Market Value Adjustment will be waived on any partial withdrawal or surrender after you provide us written evidence, satisfactory to us and signed by a qualified physician, that:

1.   you are terminally ill, provided:

     a) your life expectancy is not more than 12 months due to the severity and nature of the terminal illness; and

     b) the diagnosis of the terminal illness was made after the Effective Date of this Policy.

                                       OR

2. you are or have been confined to a hospital, nursing home or long-term care facility for at least 90 consecutive days, provided:

     a) confinement is for medically necessary reasons at the recommendation of a physician; b) the hospital, nursing home or long-term care facility is licensed or otherwise recognized and operating as such by the proper authority in the state where it is located, the Joint Commission on Accreditation of Hospitals or Medicare and satisfactory evidence of such status is provided to us; and c) the withdrawal or surrender request is received by us no later than 91 days after the last day of your confinement.

For Policies issued on or after May 1, 1996, this provision is not available if any Owner was attained age 81 or older on the Effective Date. This provision may not be available in all jurisdictions.

Reduction or Elimination of Surrender Charges and Annual Administration Charges

The amount of surrender charges and/or the Annual Administration Charge may be reduced or eliminated when some or all of the policies are to be sold to an individual or a group of individuals in such a manner that results in savings of sales and/or administrative expenses. In determining whether to reduce or eliminate such expenses, we will consider certain factors, including:

1. the size and type of group to which the administrative services are to be provided and the sales are to be made. Generally, sales and administrative expenses for a larger group are smaller than for a smaller group because large numbers of sales may result in fewer sales contacts.
2. the total amount of premiums. Per dollar sales expenses are likely to be less on larger premiums than on smaller ones.
3. any prior or existing relationship with the Company. Policy sales expenses are likely to be less when there is a prior or existing relationship because there is a likelihood of more sales with fewer sales contacts.
4. the level of commissions paid to selling broker/dealers. For example, certain broker/dealers may offer policies in connection with financial planning programs on a fee for service basis. In view of the financial planning fees, such broker/dealers may elect to receive lower commissions for sales of the policies, thereby reducing the Company's sales expenses.

If it is determined that there will be a reduction or elimination in sales expenses and/or administration expenses, the Company will provide a reduction in the surrender charge and/or the Annual Administration Charge. Such charges may also be eliminated when a Policy is issued to an officer, director, employee, registered representative or relative thereof of: the Company; The Canada Life Assurance Company; Canada Life Insurance Company of New York; J. & W. Seligman & Co. Incorporated; any selling Broker/Dealer; or any of their affiliates. In no event will reduction or elimination of the surrender charge and/or Annual Administration Charge be permitted where such reduction or elimination will be discriminatory to any person.

In addition, if the Policy Value on the Policy Anniversary is $35,000 or more, we will waive the Annual Administration Charge for the prior Policy Year.

Taxes

We will incur premium taxes in some jurisdictions relating to the policies. Depending on the jurisdiction, we deduct any such taxes from either: a) the premiums when paid; or b) the Policy Value when it is applied under a payment option, at cash surrender or upon partial withdrawal. A summary of current state premium tax rates is contained in Appendix A.

When any tax is deducted from the Policy Value, it will be deducted proportionately from the Sub-Accounts and the Guarantee Periods in which you are invested.

We reserve the right to charge or provide for any taxes levied by any governmental entity, including:

1. taxes that are against or attributable to premiums, Policy Values or annuity payments; or

2. taxes that we incur which are attributable to investment income, capital gains retained as part of our reserves under the policies, or from the establishment or maintenance of the Variable Account.

Other Charges Including Investment Management Fees

Each Portfolio is responsible for all of its operating expenses, which are deducted daily. In addition, the Fund pays J. & W. Seligman & Co. Incorporated (the Manager) fees for investment management services. Fees for investment management services are deducted and paid daily at an annual rate from each Portfolio as a percentage of the average daily net assets of the Portfolio. You pay these fees and expenses indirectly. The Prospectus and Statement of Additional Information for the Fund provides more information concerning the investment advisory fee, other charges assessed against the Portfolio, and the investment advisory services provided to such Portfolios.

Payment Options

The Policy ends when we pay the proceeds on the Annuity Date. We will apply the Policy Value under Payment Option 1, less a 2% fee for administration and sales charges, unless you have an election on file at our Administrative Office to receive another mutually agreed upon payment option (Payment Option 2). The proceeds we will pay will be the Policy Valueless a 2% fee for administration and sales charges, if paid on the first day of the month after any Annuitant's 100th birthday. See "Proceeds on Annuity Date." We require the surrender of your Policy so that we may issue a supplemental policy for the applicable payment option. The supplemental policy may be issued by an affiliated company and will name who will receive the annuity payments and describe when the annuity payments will be made. You may annuitize at any time.


Election of Options

You may elect, revoke or change a payment option at any time before the Annuity Date and while the Annuitant(s) is living. If an election is not in effect at the Last Surviving Annuitant's death, or if payment is to be made in one lump sum under an existing election, the Beneficiary may elect one of the options. This election must be made within one year after the Last Surviving Annuitant's death and before any payment has been made.

An election of an option and any revocation or change must be made in a Written Notice. It must be filed with our Administrative Office with the written consent of any irrevocable Beneficiary or assignee at least 30 days before the Annuity Date.

An option may not be elected and we will pay the proceeds in one lump sum if either of the following conditions exist:


     1.   the amount to be applied under the option is less than $1,000; or
     2.   any periodic payment under the election would be less than $50.


Description of Payment Options

Payment Option 1: Life Income With Payments for 10 Years Certain

We will pay the proceeds in equal amounts each month, quarter, or year during the Annuitant's lifetime or for 10 years, whichever is longer.

Payment Option 2: Mutual Agreement

We will pay the proceeds according to other terms, if those terms are mutually agreed upon.

Amount of Payments


The amount of each payment is based upon the interest rate and Policy Value-in effect at the time the payment option is elected, less a 2% fee for administration and sales charges,. If Payment Option 1 is selected, we will determine the amount from the tables in the Policy, which use the Annuitant's age. We will determine age from the nearest birthday at the due date of the first payment.


The amount of each payment will vary according to the frequency of the payments and the length of the guarantee period during which we make the payments.

..    The more frequently the payments are made, the lower the amount of each payment. For example, with all other factors being equal, payments made monthly will be lower than payments made annually.
..    The longer the guarantee period during which payments are made, the lower the amount of each payment. For example, with all other factors being equal, payments guaranteed for twenty years will be lower than payments guaranteed for ten years.

Payment Dates

The payment dates of the options will be calculated from the date on which the proceeds become payable.

Age and Survival of Annuitant

We have the right to require proof of age of the Annuitant(s) before making any payment. When any payment depends on the Annuitant's survival, we will have the right, before making the payment, to require proof satisfactory to us that the Annuitant is alive.

Other Policy Provisions

Policyowner

During any Annuitant's lifetime and before the Annuity Date, you have all of the ownership rights and privileges granted by the Policy. If you appoint an irrevocable Beneficiary or assignee, then your rights will be subject to those of that Beneficiary or assignee.

During any Annuitant's lifetime and before the Annuity Date, you may also name, change or revoke a Policyowner(s), Beneficiary(ies), or Annuitant(s) by giving us Written Notice. Any change of Policyowner(s) or Annuitant(s) must be approved by us.

A change of any Policyowner may result in resetting the Death Benefit to an amount equal to the Policy Value as of the date of the change.

With respect to Qualified Policies generally, however:

..    the Policy may not be assigned (other than to us);
..    Joint Ownership is not permitted; and
..    the Policyowner or plan participant must be the Annuitant.

Beneficiary

We will pay the Beneficiary any proceeds payable on your death or the death of the Last Surviving Annuitant. During any Annuitant's lifetime and before the Annuity Date, you may name and change one or more beneficiaries by giving us Written Notice. However, we will require Written Notice from any irrevocable Beneficiary or assignee specifying their consent to the change.

We will pay the proceeds under the Beneficiary appointment in effect at the date of death. If you have not designated otherwise in your appointment, the proceeds will be paid to the surviving Beneficiary(ies) equally. If no Beneficiary is living when you or the Last Surviving Annuitant dies, or if none has been appointed, the proceeds will be paid to you or your estate.

Termination

We may pay you the Cash Surrender Value and terminate the Policy if before the Annuity Date all of these events simultaneously exist:

     1.   you have not paid any premiums for at least two years;
     2. the Policy Value is less than $2,000; and 3. the total premiums paid, less any partial withdrawals, is less than $2,000.

We will mail you a notice of our intention to terminate the Policy at least six months in advance. The Policy will automatically terminate on the date specified in the notice unless we receive an additional premium before such date. This additional premium must be at least the minimum amount specified in "Additional Premium."

Qualified Policies may be subject to distribution restrictions. See "FEDERAL TAX STATUS."

Written Notice

Written Notice must be signed and dated by you. It must be of a form and content acceptable to us. Your Written Notice will not be effective until we receive and file it. However, any change provided in your Written Notice will be effective as of the date you signed the Written Notice:


1. subject to any payments or other actions we take prior to receiving and filing your Written Notice; and
2. whether or not you or the Last Surviving Annuitant are alive when we receive and file your Written Notice.


Periodic Reports

We will mail you a report showing the following items about your Policy:


1.   the number of Units credited to the Policy and the dollar value of a Unit;
2.   the Policy Value;
3.   any premiums paid, withdrawals, and charges made since the last report; and
4.   any other information required by law.


The information in the report will be as of a date not more than two months before the date of the mailing. We will mail the report to you:

1. at least annually, or more often as required by law; and 2. to your last address known to us.

Assignment

You may assign a Nonqualified Policy or an interest in it at any time before the Annuity Date and during any Annuitant's lifetime. Your rights and the rights of any Beneficiary will be affected by an assignment. An assignment must be in a Written Notice acceptable to us. It will not be binding on us until we receive and file it at our Administrative Office. We are not responsible for the validity of any assignment.

An assignment of a Nonqualified Policy may result in certain tax consequences to the Policyowner. See "Transfers, Assignment or Exchanges of a Policy."

Modification

Upon notice to you, we may modify the Policy, but only if such modification:


1. is necessary to make the Policy or the Variable Account comply with any law or regulation issued by a governmental agency to which we are subject; or

2. is necessary to assure continued qualification of the Policy under the Code or other federal or state laws relating to retirement annuities or variable annuity policies; or
3.   is necessary to reflect a change in the operation of the Variable Accounts;
     or
4.   provides additional Variable Account and/or fixed accumulation options.


In the event of any such modification, we may make any appropriate endorsement to the Policy.

Notification of Death

The death of the Annuitant(s) and/or the Owner(s) must be reported to us immediately, and we will require Due Proof of Death. We will pay the proceeds based upon the date we receive the Due Proof of Death. In the case of death after the Annuity Date, we are entitled to immediately recover, and are not responsible for, any mispayments made because of a failure to notify us of any such death.

                            YIELDS AND TOTAL RETURNS

Yields

From time to time, we may advertise yields, effective yields, and total returns for the Sub-Accounts. These figures are based on historical earnings and do not indicate or project future performance. Each Sub-Account may, from time to time, advertise performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

Effective yields and total returns for the Sub-Accounts are based on the investment performance of the corresponding Portfolios of the Fund. The Fund's performance reflects the Fund's expenses. See the attached prospectus for the Fund for more information.

The yield of the Cash Management Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified 7 day period. The yield is calculated by assuming that the income generated for that 7 day period is generated each 7 day period over a 52 week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account (except the Cash Management Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30 day or one month period. The yield is calculated by assuming that the income generated by the investment during that 30 day or one month period is generated each period over a 12 month period and is shown as a percentage of the investment.

Total Returns

Standardized Average Annual Total Return. The standardized average annual total return quotations of a Sub-Account represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of each of the periods for which standardized average annual total return quotations are provided. Standardized average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning of the measuring period to the end of that period, 1, 5 and 10 years or since the inception of the Sub-Account. Standardized average annual total return reflects all historic investment results, less all charges and deductions applied against the Sub-Account (including any surrender charge that would apply if a Policyowner terminated the Policy at the end of each period indicated, but excluding any deductions for premium taxes).

Other Total Returns. We may, in addition, advertise performance information computed on a different basis.

     1) NonStandardized Average Annual Total Return. We may present non-standardized average annual total return information computed on the same basis as described above, except deductions will not include the surrender charge. This presentation assumes that the investment in the Policy persists beyond the period when the surrender charge applies, consistent with the long-term investment and retirement objectives of the Policy.

     2) Adjusted Historic Fund Average Annual Total Return. We may present nonstandardized "adjusted" average annual total returns for the Fund since its inception reduced by some or all of the fees and charges under the Policy. Such adjusted historic fund performance includes data that precedes the inception dates of the Sub-Accounts. This data is designed to show the performance that would have resulted if the Sub-Account had been in existence during that time.

Industry Comparison

We may compare the performance of each Sub-Account in advertising and sales literature to the performance of other variable annuity issuers in general. We may also compare the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. (Lipper) and the Variable Annuity Research Data Service (VARDS) are independent services which monitor and rank the performances of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Other services or publications may also be cited in our advertising and sales literature.

Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analysis prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

We may also compare the performance of each Sub-Account in advertising and sales literature to the Standard & Poor's composite index of 500 common stocks, a widely used index to measure stock market performance. This unmanaged index does not reflect any "deduction" for the expense of operating or managing an investment portfolio. We may also make comparison to Lehman Brothers Government/Corporate Bond Index, an index that includes the Lehman Brothers Government Bond and Corporate Bond Indices. These indices are total rate of return indices. The Government Bond Index includes the Treasury Bond Index (public obligations of the U.S. Treasury) and the Agency Bond Index (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate debt guaranteed by the U.S. Government). The Corporate Bond Index includes publicly issued, fixed rate, nonconvertible investment grade dollar-denominated, SEC registered corporate debt. All issues have at least a one-year maturity, and all returns are at market value inclusive of accrued interest. Other independent indices such as those prepared by Lehman Brothers Bond Indices may also be used as a source of performance comparison.

We may also compare the performance of each Sub-Account in advertising and sales literature to the Dow Jones Industrial Average, a stock average of 30 blue chip stock companies that does not represent all new industries. Other independent averages such as those prepared by Dow Jones & Company, Inc. may also be used as a source of performance comparison. Day to day changes may not be reflective of the overall market when an average is composed of a small number of companies.

                                  TAX DEFERRAL

Under current tax laws any increase in Policy Value is generally not taxable to you or an Annuitant until received, subject to certain exceptions. See "FEDERAL TAX STATUS." This deferred tax treatment may be beneficial to you in building assets in a long-range investment program.

We may also distribute sales literature or other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs, charts or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis where allowed by state law. All income and capital gains derived from Sub-Account investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can result in substantial long-term accumulation of assets, provided that the investment experience of the underlying Portfolio of the Fund is positive.

                               FEDERAL TAX STATUS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

Introduction

This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the annuity Policy we issue. Any person concerned about these tax implications should consult a tax adviser before initiating any transaction. This discussion is based upon general understanding of the present federal income tax laws. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Policy may be purchased on a nonqualified tax basis (Nonqualified Policy) or purchased and used in connection with plans qualifying for favorable tax treatment (Qualified Policy). The Qualified Policy was designed for use by individuals whose premium payments are comprised of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Policy, or annuity payments, and on the economic benefit to the Policyowner, an Annuitant, or the Beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned and on our tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Policy with proceeds from a tax-qualified plan and receiving distributions from a Qualified Policy in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of a Policy for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Policy. The following discussion assumes that Qualified Policies are purchased with proceeds from and/or contributions under retirement plans that receive the intended special federal income tax treatment.

The Company's Tax Status

The Variable Account is not separately taxed as a "regulated investment company" under Subchapter M of the Code. The operations of the Variable Account are a part of and taxed with our operations. We are taxed as a life insurance company under Subchapter L of the Code.

At the present time, we make no charge for any federal, state or local taxes (other than premium taxes) that we incur which may be attributable to the Variable Account or to the policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Variable Account or to the policies.

Tax Status of the Policy

Diversification Requirements

Section 817(h) of the Code provides that separate account investments underlying a policy must be "adequately diversified" in accordance with Treasury regulations in order for the policy to qualify as an annuity policy under
Section 72 of the Code. The Variable Account, through each Portfolio of the Fund, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various divisions of the Accounts may be invested. Although we do not have control over the Fund in which the Variable Account invests, we believe that each Portfolio in which the Variable Account owns shares will meet the diversification requirements.


Policyowner Control

In certain circumstances, variable annuity policyowners may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their policies. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity policyowner's gross income. Several years ago, the IRS stated in published rulings that a variable policyowner will be considered the owner of separate account assets if the policyowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the policyowner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyowners may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets."

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner of the Policy has the choice of more subdivisions to which to allocate premiums and Policy Values than such rulings, has a choice of investment strategies different from such rulings, and may be able to transfer among subdivisions more frequently than in such rulings. These differences could result in the policyowner being treated as the owner of the assets of the Variable Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Variable Account.

Required Distributions

In addition to the requirements of Section 817(h) of the Code, in order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Nonqualified Policy to provide that (a) if any Policyowner dies on or after the Annuity Date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Policyowner's death; and (b) if any Policyowner dies prior to the Annuity Date, the entire interest in the Policy will be distributed within five years after the date of the Policyowner's death. These requirements will be considered satisfied as to any portion of the Policyowner's interest which is payable to or for the benefit of a "Designated Beneficiary" and which is distributed over the life of such "Designated Beneficiary" or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Policyowner's death. The Policyowner's "Designated Beneficiary" is the person designated by such Policyowner as a Beneficiary and to whom proceeds of the Policy passes by reason of death and must be a natural person. However, if the Policyowner's "Designated Beneficiary" is the surviving spouse of the Policyowner, the Policy may be continued with the surviving spouse as the new Policyowner.

The Nonqualified Policies contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Policies. See "Minimum Distribution Requirements."

The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes.

Taxation of Annuities

In General

Section 72 of the Code governs taxation of annuities in general. We believe that a Policyowner who is a natural person generally is not taxed on increases in the value of a Policy until distribution occurs by withdrawing all or part of the accumulation value (e.g., partial withdrawals and surrenders) or as annuity payments under the annuity option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the accumulation value (and in the case of a Qualified Policy, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract's accumulation value over the Policy's "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective Policyowner that is not a natural person may wish to discuss these with a tax adviser.

The following discussion generally applies to policies owned by natural persons.

Withdrawals/Distributions

In the case of a distribution under a Qualified Policy (other than a Policy issued in connection with a Section 457 plan), under Section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of any individual under a Policy, reduced by the amount of any prior distribution which was not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Policies.

In the case of a withdrawal/distribution (e.g., surrender, partial withdrawal or systematic withdrawal) under a Nonqualified Policy before the Annuity Date, under Code Section 72(e) amounts received are generally first treated as taxable income to the extent that the accumulation value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. The treatment of Market Value Adjustments for purposes of these rules is unclear. A tax adviser should be consulted if a distribution occurs to which a Market Value Adjustment applies.

Annuity Payments

Although tax consequences may vary depending on the annuity option elected under an annuity contract, under Code Section 72(b), generally gross income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the investment in the contract bears to the expected return at the annuity starting date. For variable income payments, in general, the taxable portion (prior to recovery of the investment in the contract) is determined by a formula which establishes the specific dollar amount of each annuity payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. For fixed income payments (prior to recovery of the investment in the contract), in general, there is no tax on the amount of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each income payment is taxable. In all cases, after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Policy because of the death of a Policyowner or the Last Surviving Annuitant. Generally, such amounts are includable in the income of the recipient as follows:


     1. if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy; or
     2. if distributed under a payment option, they are taxed in the same manner as annuity payments.


For these purposes, the investment in the contract is not affected by a Policyowner or Annuitant's death. That is the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

Penalty Tax on Certain Withdrawals

In the case of a distribution pursuant to a Nonqualified Policy, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:


     1.   made on or after the taxpayer reaches age 59 1/2;
     2. made on or after the death of a Policyowner (or if the Policyowner is not an individual, the death of the primary Annuitant);
     3.   attributable to the Policyowner becoming disabled;
     4. as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and Beneficiary;
     5. made under an annuity Policy that is purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; and
     6. made under certain annuities issued in connection with structured settlement agreements.

Other tax penalties may apply to certain distributions under a Qualified Policy, as well as to certain contributions and other circumstances.

Transfers, Assignments, or Exchanges of a Policy

A transfer of ownership, the designation of an Annuitant or other Beneficiary who is not also the Policyowner, the designation of certain annuity starting dates, or the exchange of a Policy may result in certain tax consequences to the Policyowner that are not discussed herein. A Policyowner contemplating any such transfer, assignment, designation, or exchange of a Policy should contact a tax adviser with respect to the potential tax effects of such a transaction.

Withholding


Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from Section 401(a) plans,
Section 401(k) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain distributions of after-tax contributions or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan,
Section 403(b) tax sheltered annuity, governmental 457 plans, or IRA.


Multiple Policies

Section 72(e)(11) of the Code treats all nonqualified deferred annuity policies entered into after June 21, 1988 that are issued by us (or our affiliates) to the same owner during any calendar year as one annuity Policy for purposes of determining the amount includable in gross income under Code Section 72(e). The effects of this rule are not yet clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, a Policyowner should consult a tax adviser before purchasing more than one annuity contract.

Possible Tax Changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Policies could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Policy.

Taxation of Qualified Plans

The Policies are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in certain other circumstances. Therefore, no attempt is made to provide more than general information about the use of the Policies with the various types of qualified retirement plans. Policyowners, the Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policy, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Policy, unless we consent. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the Policies. Policyowners are responsible for determining that contributions, distributions and other transactions with respect to the Policies satisfy applicable law. Brief descriptions follow of the various types of qualified retirement plans in connection with which we will issue a Policy. We will amend the Policy as instructed to conform it to the applicable legal requirements for such plan.

Individual Retirement Annuities and Simplified Employee Pensions (SEP/IRAs)


Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans,
Section 403(b) tax sheltered annuity, governmental 457 plans, may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Policy for use with IRAs may be subject to special disclosure requirements of the Internal Revenue Service.


Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using an IRA for such purpose, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employee to an IRA. Employers intending to use the Policy in connection with such plans should seek advice.

Purchasers of a Policy for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. Purchasers should seek advice as to the suitability of the Policy for use with IRAs. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether a Death Benefit provision such as the provision in the Policy comports with IRA qualification requirements.

SIMPLE Individual Retirement Annuities


Certain small employers may establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer a percentage of compensation up an amount specified in the Code (as increased for cost of living adjustments). The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 /1/2/ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH Individual Retirement Annuities

Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10 percent penalty tax may apply to distributions made (1) before age 59 /1/2/ (subject to certain exceptions) and/or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Minimum Distribution Requirements

The Code requires that minimum distributions from an IRA begin no later than April 1 of the year following the year in which the Policyowner attains age 70 1/2. Failure to do so results in a federal tax penalty of 50% of the amount not withdrawn. This penalty is in addition to normal income tax. We will calculate the minimum distribution requirement (MDR) only for funds invested in this Policy and subject to our administrative guidelines, including but not limited a minimum withdrawal amount of $250. Surrender charges are not applied against required minimum distributions.

No minimum distributions are required from a Roth IRA during your life, although upon your death certain distribution requirements apply.

The Code Minimum Distribution Requirements also apply to distributions from qualified plans other than IRAs. For qualified plans under Sections 401(a), 401(k), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 /1/2/ or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5% Owner" (as defined in the Code), distributions generally must begin no later than the date described in (i). You are responsible for ensuring that distributions from such plans satisfy the Code minimum distribution requirements.

Corporate And Self-Employed (H.R.10 and Keogh) Pension And Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individual Tax Retirement Act of 1962, as amended, commonly referred to as "H.R.10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Policies in order to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Policy is assigned or transferred to any individual as a means to provide benefit payments. Employers intending to use the Policy in connection with such plans should seek advice.

The Policy includes a Death Benefit that in some cases may exceed the greater of the premium payments or the Policy Value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death Benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans

Section 457 of the Code provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. All distributions are taxable as ordinary income. Except for governmental plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer.

Tax-Sheltered Annuity Plans

Section 403(b) of the Code permits public school systems and certain tax exempt organizations specified in Section 501(c)(3) to make payments to purchase annuity policies for their employees. Such payments are excludable from the employee's gross income (subject to certain limitations), but may be subject to FICA (Social Security) taxes. The Policy includes a Death Benefit that in some cases may exceed the greater of the premium payments or the Policy Value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Because the Death Benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser. Under Code requirements, Section 403(b) annuities generally may not permit distribution of:
1) elective contributions made in years beginning after December 31, 1988; 2) earnings on those contributions; and 3) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Under Code requirements, distributions of such amounts will be allowed only: 1) upon the death of the employee; or 2) on or after attainment of age 59 1/2; or 3) separation from service; or 4) disability; or 5) financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. With respect to these restrictions, the Company is relying upon a no-action letter dated November 28, 1988 from the staff of the SEC to the American Council of Life Insurance, the requirements for which have been or will be complied with by the Company.

Other Tax Consequences

Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Policies or under the terms of the plans in respect of which Qualified Policies are issued.

As noted above, the foregoing comments about the federal tax consequences under these policies are not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Policy depend on the individual circumstances of each owner or recipient of the distribution. A tax adviser should be consulted for further information.

            RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 36.105 of the Texas Educational Code permits participants in the Texas Optional Retirement Program (ORP) to withdraw their interest in a variable annuity Policy issued under the ORP only upon: 1) termination of employment in the Texas public institutions of higher education; 2) retirement; or 3) death. Accordingly, a participant in the ORP, or the participant's estate if the participant has died, will be required to obtain a certificate of termination from the employer or a certificate of death before Policy Values can be withdrawn or surrendered.

                            DISTRIBUTION OF POLICIES

Canada Life of America Financial Services, Inc. (CLAFS) acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Policies for the Variable Account. CLAFS, our wholly-owned subsidiary and a Georgia corporation organized on January 18, 1988, is registered with the SEC under the Securities Exchange Act of 1934 (1934 Act) as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). CLAFS' principal business address is 6201 Powers Ferry Road, NW, Atlanta, Georgia.

Sales of the Policies will be made by registered representatives of broker/dealers registered under the 1934 Act and authorized by CLAFS to sell the Policies. Such registered representatives will be licensed insurance agents appointed with our Company and authorized by applicable law to sell variable annuity policies. CLAFS and our Company have entered into a promotional agent (distribution) agreement with Seligman Advisors, Inc. (Seligman Advisors). Seligman Advisors is a broker/dealer registered with the SEC under the 1934 Act and is a member of the NASD. Under the promotional agent distribution agreement, Seligman Advisors will recruit and provide sales training and licensing assistance to such registered representatives. In addition, Seligman Advisors will prepare sales and promotional materials for the Policies. CLAFS will pay distribution compensation to selling broker/dealers in varying amounts which, under normal circumstances, is not expected to exceed 6.5% of premium payments under the Policies.

Under our distribution agreement with CLAFS, we may pay the following sales expenses: general agent and agency manager's compensation; agents' training allowances; deferred compensation and insurance benefits of agents, general agents, and agency managers; advertising expenses; and all other expenses of distributing the Policies. We also pay for CLAFS's operating and other expenses. We pay sales commissions to broker-dealers having a selling agreement with CLAFS, and/or to broker-dealers having a selling agreement with these broker-dealers, for the sale of the Policies by their registered persons. We pay commissions to such broker-dealers on behalf of their registered representatives; these broker-dealers may retain a portion of the commissions. We may pay additional compensation to these broker-dealers pursuant to promotional contracts and/or reimburse them for portions of Policy sales expenses. Their registered representatives may receive a portion of the expense reimbursement allowance paid to these broker-dealers.

Because registered representatives who sell the Policies are also our life insurance agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards, subject to applicable regulatory requirements. Other payments may be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. In some circumstances and to the extent permitted by applicable regulatory requirements, CLAFS may also reimburse certain sales and marketing expenses, pay promotional agent fees for providing marketing support for the distribution of the Policies, or pay other forms of special compensation to selling broker-dealers.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy. Commissions paid on the Policies, including other incentives or payments, are not charged directly to Owners or the Variable Account.

The Policies will be offered to the public on a continuous basis, and we do not anticipate discontinuing the offering of the Policies. However, we reserve the right to discontinue this offering at any time.

                                LEGAL PROCEEDINGS


Certain affiliates of the Company, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account, the principal underwriter, or the Company.


                                  VOTING RIGHTS

To the extent deemed to be required by law and as described in the prospectus for the Fund, portfolio shares held in the Variable Account and in our general account will be voted by us at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts. If, however, the Investment Company Act of 1940 or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if we determine that we are allowed to vote the portfolio shares in our own right, we may elect to do so.

The number of votes which are available to you will be calculated separately for each Sub-Account of the Variable Account, and may include fractional votes. The number of votes attributable to a Sub-Account will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which the Variable Account value is allocated. You only have voting interest prior to the Annuity Date.

The number of votes of a Portfolio which are available to you will be determined as of the date coincident with the date established for determining shareholders eligible to vote at the relevant meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Fund shares as to which no timely instructions are received and shares held by us in a Sub-Account as to which you have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all policies participating in that Sub-Account. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes cast on such item.

Each person having a voting interest in a Sub-Account will receive proxy materials, reports, and other material relating to the appropriate Portfolios.

                   INSURANCE MARKETPLACE STANDARDS ASSOCIATION

Canada Life Insurance Company of America is a member of the Insurance Marketplace Standards Association (IMSA) and as such may include the IMSA logo and information about IMSA membership in its advertisements and sales literature. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuity products.

                              FINANCIAL STATEMENTS


Our balance sheets as of December 31, 2001 and 2000, and the related statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 2001, as well as the Report of Independent Auditors, are contained in the Statement of Additional Information. The Variable Account's statements of assets and liabilities as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein, as well as the Report of Independent Auditors, are contained in the Statement of Additional Information.


The financial statements of the Company included in the Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                   DEFINITIONS

Administrative Office: Our office at the address shown on page 1 of the Prospectus. This is our mailing address.

Annuitant(s): Any natural person(s) whose life is used to determine the duration of any payments made under a payment option involving a life contingency. The term Annuitant(s) also includes any Joint Annuitant(s), a term used solely to refer to more than one Annuitant. There is no other distinction between the terms Annuitant(s) and Joint Annuitant(s). A Joint Annuitant is not allowed under a Qualified Policy and any designation of a Joint Annuitant under a Qualified Policy will be of no effect.

Annuity Date: The date when the proceeds will be paid under an annuity payment option or on the first day of the month after any Annuitant reaches age 100, whichever occurs first.

Beneficiary(ies): The person(s) to whom we will pay the proceeds payable on your death or on the death of the Last Surviving Annuitant.

Cash Surrender Value: The Policy Value less any applicable surrender charge, Annual Administration Charge and Market Value Adjustment.

Due Proof of Death: Proof of death that is satisfactory to us. Such proof may consist of: 1) a certified copy of the death certificate; or 2) a certified copy of the decree of a court of competent jurisdiction as to the finding of death.

Effective Date: The date we accept your completed application and apply your initial premium.

Fixed Account: Part of our general account that provides a Guaranteed Interest Rate for a specified Guarantee Period. This account is not part of and does not depend on the investment performance of the Variable Account.

Guarantee Amount: Before the Annuity Date, the amount equal to that part of any Net Premium allocated to, or Policy Value transferred to, the Fixed Account for a designated Guarantee Period with a particular expiration date (including interest) less any withdrawals (including any applicable surrender charges, Market Value Adjustments and premium tax charges) or transfers (including any applicable Market Value Adjustments).

Guarantee Period: A specific number of years for which we agree to credit a particular effective annual rate of interest. We currently offer Guarantee Periods of one, three, five, seven and ten years.

Guaranteed Interest Rate: The applicable effective annual rate of interest that we will pay on a Guarantee Amount. The Guaranteed Interest Rate will be at least three percent per year.

Last Surviving Annuitant(s): The Annuitant(s) or Joint Annuitant(s) that survives the other.

Market Value Adjustment: A positive or negative adjustment assessed upon the surrender, withdrawal, or transfer of any portion of a Guarantee Amount before the expiration of its Guarantee Period.

Net Premium: The premium(s) paid less any premium tax deducted in the year the premium is paid.

Nonqualified Policy: A Policy that is not a "qualified" Policy under the Internal Revenue Code of 1986, as amended (Code).

Owner(s): The individual(s), trust(s), corporation(s), or any other entity(ies) entitled to exercise ownership rights and privileges under the Policy. The term Owner(s) also includes any Joint Owner(s), a term used solely for the purpose of referring to more than one Owner. There is no other distinction between the terms Owner(s) and Joint Owner(s).

Policy: The flexible premium variable deferred annuity Policy offered by this Prospectus.

Policy Value: The sum of the Variable Account value and the Fixed Account value.

Policy Date: The date the Policy goes into effect.

Policy Years, Months, and Anniversaries: Starts on the same month and day as the Policy Date.

Qualified Policy: A Policy issued in connection with plans that receive special federal income tax treatment under Sections 401, 403(a), 403(b), 408, 408A, or 457 of the Code.

Unit: A measurement used in the determination of the Policy's Variable Account value before the Annuity Date.

Valuation Day: Each day the New York Stock Exchange is open for trading.

Valuation Period: The period beginning at the close of business on a Valuation Day and ending at the close of business on the next succeeding Valuation Day. The close of business is when the New York Stock Exchange closes (usually at 4:00 P.M. Eastern Time).

             STATEMENT OF ADDITIONAL INFORMATION - TABLE OF CONTENTS

ADDITIONAL POLICY PROVISIONS...............................................   3
    Contract...............................................................   3
    Incontestability.......................................................   3
    Misstatement Of Age or Sex.............................................   3
    Currency...............................................................   3
    Place Of Payment.......................................................   3
    Non-Participation......................................................   3
    Our Consent............................................................   3

PRINCIPAL UNDERWRITER......................................................   4

CALCULATION OF YIELDS AND TOTAL RETURNS....................................   4
    Cash Management Yields.................................................   4
    Other Sub-Account Yields...............................................   5
    Total Returns..........................................................   6
         A     Standardized "Average Annual Total Returns"                    6
         B.    Nonstandardized "Average Annual Total Returns".                9

    Effect of the Annual Administration Charge on Performance Data.........  11

SAFEKEEPING OF ACCOUNT ASSETS..............................................  11
STATE REGULATION...........................................................  11
RECORDS AND REPORTS........................................................  11
LEGAL MATTERS..............................................................  12
EXPERTS....................................................................  12
OTHER INFORMATION..........................................................  12
FINANCIAL STATEMENTS.......................................................  12

                         APPENDIX A: STATE PREMIUM TAXES

Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax adviser should be consulted.

                                                              Tax Rate
                                                        Qualified   Nonqualified
State                                                   Contracts    Contracts
-----                                                   ---------    ---------
California..........................................      0.50%         2.35%

Maine...............................................      0.00%         2.00%

Nevada..............................................      0.00%         3.50%

South Dakota........................................      0.00%         1.25%

West Virginia.......................................      1.00%         1.00%

Wyoming.............................................      0.00%         1.00%

                   APPENDIX B: CONDENSED FINANCIAL INFORMATION

The following condensed financial information is derived from the financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the "Financial Statements" section of the Statement of Additional Information.

The table below sets forth certain information for the period from commencement of business operations on June 21, 1993 through December 31, 2001. We do not provide Accumulation Unit Values for any date prior to the inception of the Variable Account.

Accumulation Unit Value


                                    As of      As of      As of      As of      As of      As of      As of
 Sub-Account                     12/31/01   12/31/00   12/31/99   12/31/98   12/31/97   12/31/96   12/31/95
 -----------                     --------   --------   --------   --------   --------   --------   --------
Bond                              $18.57     $17.85     $16.42     $17.43     $16.33     $15.22     $15.45

Capital                           $49.76     $60.05     $56.13     $37.12     $30.81     $25.79     $22.89

Cash Management                   $ 1.61     $ 1.58     $ 1.50     $ 1.45     $ 1.40     $ 1.34     $ 1.29

Common Stock                      $34.16     $39.48     $44.74     $40.10     $32.75     $27.42     $23.20

Communications and Information    $29.42     $28.33     $45.02     $24.57     $18.26     $15.17     $14.17

Frontier                          $16.36     $17.91     $21.58     $18.77     $19.32     $16.86     $13.83

Global Growth                     $12.87     $16.30     $19.62     $13.05     $10.88     $ 9.82        ***

Global Smaller Companies          $13.26     $15.87     $18.84     $14.89     $14.17     $13.91     $11.91

Global Technology                 $20.38     $26.51     $35.26     $16.34     $12.11     $10.29        ***

High-Yield Bond                   $10.01     $11.90     $13.25     $13.54     $13.59     $11.99     $10.63

Income                            $21.66     $22.30     $23.12     $22.79     $21.45     $19.11     $18.20

International Growth              $ 9.82     $13.18     $19.79     $15.84     $13.87     $13.00     $12.34

Large-Cap Growth                  $ 8.03     $ 9.98     $12.05      *****

Large-Cap Value                   $10.63     $11.76     $ 9.47     $ 9.88       ****

Small-Cap Value                   $17.52     $14.38     $10.97     $ 8.22       ****

                                    As of      As of   Inception
 Sub-Account                     12/31/94   12/31/93     6/21/93
 -----------                     --------   --------   ---------
Bond                              $13.17     $13.84      $13.52

Capital                           $18.29     $19.62      $17.53

Cash Management                   $ 1.25     $ 1.22      $ 1.22

Common Stock                      $18.53     $18.74      $17.38

Communications and Information    $10.40          *

Frontier                          $10.54          *

Global Growth

Global Smaller Companies          $10.32          *

Global Technology

High-Yield Bond                       **

Income                            $15.69     $16.97      $16.30

International Growth              $11.26     $11.34      $ 9.98

Large-Cap Growth

Large-Cap Value

Small-Cap Value

Number of Units Outstanding
At End of Period


                                     As of       As of        As of       As of       As of       As of
     Sub-Account                  12/31/01    12/31/00     12/31/99    12/31/98    12/31/97    12/31/96
     -----------                 ---------   ---------   ----------   ---------   ---------   ---------
Bond                               362,522     355,508      299,153     302,558     303,296     174,526
Capital                            476,274     603,416      474,940     485,399     486,445     364,487
Cash Management                  6,826,406   6,865,725   11,215,405   6,178,761   5,291,742   6,138,138
Common Stock                       670,873     809,224    1,020,957   1,044,087     992,580     743,848
Communications and Information   2,941,368   3,517,554    3,821,257   3,963,361   4,053,481   3,582,800
Frontier                           615,552     746,471      970,283   1,684,443   1,806,075   1,536,337
Global Growth                      334,629     484,393      558,642     604,445     437,357     131,675
Global Smaller Companies           721,036     862,493      996,611   1,310,083   1,380,030   1,173,248
Global Technology                  524,965     711,386      569,543     322,591     271,907     108,483
High-Yield Bond                  1,212,980   1,211,489    1,903,614   2,279,540   1,671,215     939,456
Income                             190,877     237,020      340,851     394,266     386,042     423,690
International Growth               476,930     531,957      498,296     591,251     634,692     548,115
Large-Cap Growth                   432,555     471,175      246,607       *****
Large-Cap Value                    708,795     496,436      590,205     362,174        ****
Small-Cap Value                    480,478     388,359      372,720     268,697        ****


                                     As of      As of      As of
     Sub-Account                  12/31/95   12/31/94   12/31/93
     -----------                 ---------   --------   --------
Bond                               118,761     64,614     15,084
Capital                            177,869     62,358      4,660
Cash Management                  4,756,453    434,226     56,138
Common Stock                       406,237    127,570     35,206
Communications and Information   2,516,239     47,541          *
Frontier                           785,660     11,609          *
Global Growth                          ***
Global Smaller Companies           408,870     12,740          *
Global Technology                      ***
High-Yield Bond                    275,716         **
Income                             262,103    124,878     27,474
International Growth               329,980    150,440     47,001
Large-Cap Growth
Large-Cap Value
Small-Cap Value



* The Accumulation Unit Values for the Communications and Information, Frontier and Global Smaller Companies Sub-Accounts' first Valuation Period were set at $10.00. Since these Sub-Accounts commenced operations October 11, 1994, there were no Accumulation Unit Values or Outstanding Units to report at or prior to December 31, 1993.

** The Accumulation Unit Value for the High-Yield Bond Sub-Account's first Valuation Period was set at $10.00. Since this Sub-Account commenced operations May 1, 1995, there were no Accumulation Unit Values or Outstanding Units to report at or prior to December 31, 1994.

*** The Accumulation Unit Values for the Global Technology and Global Growth Sub-Accounts' first Valuation Period were set at $10.00. Since these Sub-Accounts commenced operations May 1, 1996, there were no Accumulation Unit Values or Outstanding Units to report at or prior to December 31, 1995.

**** The Accumulation Unit Values for the Large-Cap Value and Small-Cap Value
     Sub-Accounts' first Valuation Period were set at $10.00. Since these Sub-Accounts commenced operations May 1, 1998, there were no Accumulation Unit Values or Outstanding Units to report at or prior to December 31, 1997.

***** The Accumulation Unit Value for the Large-Cap Growth Sub-Account's first
     Valuation Period was set at $10.00. Since this Sub-Account commenced operations May 1, 1999, there were no Accumulation Unit Values or Outstanding Units to report at or prior to December 31, 1998.

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
    ADMINISTRATIVE OFFICE: 6201 Powers Ferry Road, NW, Atlanta, Georgia 30339
                              PHONE: (800) 905-1959

                                   TRILLIUM(R)

                       STATEMENT OF ADDITIONAL INFORMATION
                CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 2
                FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY

This Statement of Additional Information contains information in addition to the information described in the Prospectus for the flexible premium variable deferred annuity policy (the Policy) offered by Canada Life Insurance Company of America. This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectuses for the Policy and Seligman Portfolios, Inc. (the Fund). The Prospectus is dated the same date as this Statement of Additional Information. You may obtain the Prospectus by writing or calling us at our address or phone number shown above.

     The date of this Statement of Additional Information is May 1, 2002.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

ADDITIONAL POLICY PROVISIONS..........................................................        3
    Contract..........................................................................        3
    Incontestability..................................................................        3
    Misstatement Of Age or Sex........................................................        3
    Currency..........................................................................        3
    Place Of Payment..................................................................        3
    Non-Participation.................................................................        3
    Our Consent.......................................................................        3

PRINCIPAL UNDERWRITER.................................................................        4

CALCULATION OF YIELDS AND TOTAL RETURNS...............................................        4
    Cash Management Yields............................................................        4
    Other Sub-Account Yields..........................................................        5
    Total Returns.....................................................................        6
        A.   Standardized "Average Annual Total Returns"..............................        6
        B.   Nonstandardized "Average Annual Total Returns"...........................        9

    Effect of the Annual Administration Charge on Performance Data....................       11

SAFEKEEPING OF ACCOUNT ASSETS.........................................................       11
STATE REGULATION......................................................................       11
RECORDS AND REPORTS...................................................................       11
LEGAL MATTERS.........................................................................       12
EXPERTS...............................................................................       12
OTHER INFORMATION.....................................................................       12
FINANCIAL STATEMENTS..................................................................       12

                          ADDITIONAL POLICY PROVISIONS

Contract

The entire contract is made up of the Policy, the application for the Policy and any riders or endorsements. The statements made in the application are deemed representations and not warranties. We cannot use any statement in defense of a claim or to void the Policy unless it is contained in the application and a copy of the application is attached to the Policy at issue.

Incontestability

Other than misstatement of age or sex (see below), We will not contest the Policy after it has been in force during any annuitant's lifetime for two years from the date of issue of the Policy.

Misstatement Of Age or Sex

If the age or sex of any annuitant has been misstated, we will pay the amount which the proceeds would have purchased at the correct age or for the correct sex.

If we make an overpayment because of an error in age or sex, the overpayment plus interest at 3% compounded annually will be a debt against the Policy. If the debt is not repaid, future payments will be reduced accordingly.

If we make an underpayment because of an error in age or sex, any annuity payments will be recalculated at the correct age or sex, and future payments will be adjusted. The underpayment with interest at 3% compounded annually will be paid in a single sum.

Currency

All amounts payable under the Policy will be paid in United States currency.

Place Of Payment

All amounts payable by us will be payable at our Administrative Office at the address shown on page one of this Statement of Additional Information.

Non-Participation

The Policy is not eligible for dividends and will not participate in our divisible surplus.

Our Consent

If our consent is required, it must be given in writing. It must bear the signature, or a reproduction of the signature, of our President, Vice President, Secretary or Actuary.

                              PRINCIPAL UNDERWRITER

Canada Life of America Financial Services, Inc. (CLAFS), an affiliate of Canada Life Insurance Company of America (CLICA), is the principal underwriter of the variable annuity Policies described herein. The offering of the Policies is continuous, and CLICA does not anticipate discontinuing the offering of the Policies. However, CLICA does reserve the right to discontinue the offering of the Policies.

CLAFS received $4,004,214 in 2001, 3,645,763 in 2000, and $5,102,487 in 1999 as
commissions for serving as principal underwriter of the variable annuity Policies and other variable annuity policies issued by Canada Life Insurance Company of America. CLAFS did not retain any commissions in 2001, 2000 or 1999.

                     CALCULATION OF YIELDS AND TOTAL RETURNS

Cash Management Yields

We may, from time to time, quote in advertisements and sales literature the current annualized yield of the Cash Management Sub-Account for a 7 day period in a manner which does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Cash Management Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) at the end of the 7 day period in the value of a hypothetical account under a Policy having a balance of 1 unit of the Cash Management Sub-Account at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365 day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the annual administration charge; 2) the daily administration fee; and 3) the mortality and expense risk charge. The yield calculation reflects an average per unit annual administration charge of $30 per year per Policy deducted at the end of each Policy Year. Current Yield will be calculated according to the following formula:

                    Current Yield = ((NCS-ES)/UV) X (365/7)

     Where:

     NCS   =   the net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and
               unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7 day period
               attributable to a hypothetical account having a balance of 1
               Sub-Account unit.
     ES    =   per unit expenses of the Sub-Account for the 7 day period.
     UV    =   the unit value on the first day of the 7 day period.


The current yield for the 7 day period ended December 31, 2001 was 4.34%.


We may also quote the effective yield of the Cash Management Sub-Account for the same 7 day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                    Effective Yield = (1+((NCS-ES)/UV)) /365/7/ - 1

     Where:

     NCS   =   the net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and
               unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7 day period
               attributable to a hypothetical account having a balance of 1
               Sub-Account unit.
     ES    =   per unit expenses of the Sub-Account for the 7 day period.
     UV    =   the unit value for the first day of the 7 day period.


The effective yield for the 7 day period ended December 31, 2001 was 4.43%.


Because of the charges and deductions imposed under the Policy, the yield for the Cash Management Sub-Account will be lower than the yield for the Cash Management Portfolio.

The yields on amounts held in the Cash Management Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Cash Management Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Cash Management Portfolio, the types and quality of portfolio securities held by the Cash Management Portfolio of the Fund, and the Cash Management Portfolio's operating expenses.

Other Sub-Account Yields

We may, from time to time, quote in sales literature and advertisements the current annualized yield of one or more of the Sub-Accounts (except the Cash Management Sub-Account) for a Policy for 30 day or one month periods. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specific 30 day or one month period. Because the yield is annualized, the yield generated by a Sub-Account during the 30 day or one month period is assumed to be generated each period over a 12 month period. The yield is computed by: 1) dividing the net investment income of the Portfolio attributable to the Sub-Account units less Sub-Account expenses for the period; by 2) the maximum offering price per unit on the last day of the period multiplied by the daily average number of units outstanding for the period; by 3) compounding that yield for a 6 month period; and by 4) multiplying that result by 2. Expenses attributable to the Sub-Account include 1) the annual administration charge, 2) the daily administration fee, and 3) the mortality and expense risk charge. The yield calculation reflects an annual administration charge of $30 per year per Policy deducted at the end of each Policy Year. For purposes of calculating the 30 day or one month yield, an average annual administration charge per dollar of Policy Value in the Variable Account is used to determine the amount of the charge attributable to the Sub-Account for the 30 day or one month period as described below. The 30 day or one month yield is calculated according to the following formula:

                    Yield = 2x((((NI - ES)/(U x UV)) /6/+1) - 1)
     Where:

     NI    =   net income of the Portfolio for the 30 day or one month period attributable to the Sub-Account's units.
     ES    =   expenses of the Sub-Account for the 30 day or one month period.
     U     =   the average number of units outstanding.
     UV    =   the unit value at the close (highest) of the last day in the 30 day or one month period.

Because of the charges and deductions imposed under the Policies, the yield for the Sub-Account will be lower than the yield for the corresponding Portfolio.

The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the Portfolio, and its operating expenses.

Yield calculations do not take into account the surrender charge under the Policy. The maximum surrender charge is equal to 6% of certain amounts surrendered or withdrawn under the Policy. A surrender charge will not be imposed on any investment earnings in the Variable Account or interest earned in the Fixed Account and in certain other situations as described in the Prospectus.

Total Returns

A.   Standardized "Average Annual Total Returns"

We may, from time to time, also quote in sales literature or advertisements total returns, including standardized average annual total returns for the Sub-Accounts calculated in a manner prescribed by the Securities and Exchange Commission, and other total returns. We will always include quotes of standardized average annual total returns for the period measured from the date the Sub-Account commenced operations. When a Sub-Account has been in operation for 1, 5, and 10 years, respectively, the standardized average annual total returns for these periods will be provided.

Standardized average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which standardized average annual total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

Standardized average annual total returns will be calculated using Sub-Account unit values which we calculate on each valuation day based on the performance of the Sub-Account's underlying Portfolio, and the deductions for the mortality and expense risk charge, daily administration fee, surrender charge and the annual administration charge of $30 per year per Policy deducted at the end of each Policy Year. For purposes of calculating standardized average annual total return, an average per dollar annual administration charge attributable to the hypothetical account for the period is used. The standardized average annual total return will then be calculated according to the following formula:

                    TR=((ERV/P) /1/N/) - 1

     Where:

     TR    =   the standardized average annual total return net of Sub-Account recurring charges.
     ERV   =   the ending redeemable value of the hypothetical account at the end of the period.
     P     =   a hypothetical initial payment of $1,000.
     N     =   the number of years in the period.

The standardized average annual total returns assume that the maximum fees and charges are imposed for calculations.


Standardized average annual total returns for the period ending December 31, 2001 are shown on the following page.


Standardized average annual total returns for the Sub-Accounts for the periods shown below were:


                                                                      Since      Sub-Account
                                            One      Five    Ten     Sub-Acct     Inception
     Sub-Account                           Year      Year    Year    Inception      Date
--------------------------------------------------------------------------------------------
Seligman Investment Grade Fixed Income      3.28 %    2.39%      **    3.78 %      05/03/93
Seligman Capital                            1.55 %   20.99%      **   17.33 %      05/03/93
Seligman Cash Management ***               (0.52)%    3.51%      **    3.40 %      05/03/93
Seligman Common Stock                     (17.21)%   10.81%      **   11.34 %      05/03/93
Seligman Communications and Information   (42.51)%   14.51%      **   18.00 %      10/04/94
Seligman Global Growth                    (22.39)%        *      **   10.46 %      05/01/96
Seligman Global Smaller Companies         (21.26)%    5.42%      **    7.43 %      10/04/94
Seligman Global Technology                (30.24)%        *      **   22.84 %      05/01/96
Seligman High-Yield Bond                  (15.63)%    1.73%      **    2.65 %      05/01/95
Seligman Income                            (9.00)%    3.61%      **    4.37 %      05/03/93
Seligman International Growth             (38.84)%    0.75%      **    3.62 %      05/03/93
Seligman Large-Cap Growth                 (22.64)%        *      **   (3.48)%      05/01/99
Seligman Large-Cap Value                   18.65 %        *      **    4.66 %      05/01/98
Seligman Seligman Frontier                (22.44)%    4.82%      **    9.57 %      10/04/94
Seligman Small-Cap Value                   25.70 %        *      **   13.20 %      05/01/98

--------------

* These Sub-Accounts have not been in operation five years as of December 31, 2001, and accordingly, no five year standardized average annual total return is available.

** These Sub-Accounts have not been in operation ten years as of December 31, 2001, and accordingly, no ten year standardized average annual total return is available.






B.   Nonstandardized "Average Annual Total Returns"

We may, from time to time, also quote in sales literature or advertisements, nonstandardized average annual total returns for the Sub-Accounts that do not reflect the surrender charge. These are calculated in exactly the same way as standardized average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn, and that the initial investment is assumed to be $10,000 rather than $1,000.

Generally, nonstandardized Sub-Account performance data will only be disclosed if standardized average annual return for the Sub-Accounts for the required periods is also disclosed.


Nonstandardized average annual total returns for the Sub-Accounts for the period ending December 31, 2001 are shown on the following page.

Nonstandardized average annual total returns for the periods shown below were:


                                                                       Since     Sub-Account
                                            One       Five    Ten     Sub-Acct    Inception
     Portfolio                             Year      Year    Year    Inception      Date
--------------------------------------------------------------------------------------------
Seligman Investment Grade Fixed Income      4.00 %   4.01 %      **    3.80 %      05/03/93
Seligman Capital                          (17.19)%  14.00 %      **   12.70 %      05/03/93
Seligman Cash Management                    2.34 %   3.71 %      **    3.28 %      05/03/93
Seligman Common Stock                     (13.52)%   4.45 %      **    8.13 %      05/03/93
Seligman Communications and Information     3.80 %  14.13 %      **   16.07 %      10/04/94
Seligman Global Growth                    (21.10)%   5.51 %      **    4.50 %      05/01/96
Seligman Global Smaller Companies         (16.48)%  (1.01)%      **    3.93 %      10/04/94
Seligman Global Technology                (23.19)%  14.59 %      **   13.33 %      05/01/96
Seligman High-Yield Bond                  (15.95)%  (3.61)%      **   (0.04)%      05/01/95
Seligman Income                            (2.92)%   2.49 %      **    3.50 %      05/03/93
Seligman International Growth             (25.52)%  (5.52)%      **   (0.26)%      05/03/93
Seligman Large-Cap Growth                 (19.56)%        *      **   (7.94)%      05/01/99
Seligman Large-Cap Value                   (9.61)%        *      **    1.64 %      05/01/98
Seligman Frontier                          (8.69)%  (0.65)%      **    7.01 %      10/04/94
Seligman Small-Cap Value                   21.74 %        *      **   16.45 %      05/01/98



* These Sub-Accounts have not been in operation five years as of December 31, 2001, and accordingly, no five year nonstandardized average annual total return is available.

** These Sub-Accounts have not been in operation ten years as of December 31, 2001, and accordingly, no ten year nonstandardized average annual total return is available.

Effect of the Annual Administration Charge on Performance Data


The Policy provides for a $30 annual administration charge to be assessed annually on each policy anniversary proportionately from any Sub-Accounts or Fixed Account in which You are invested. If the Policy Value on the policy anniversary is $35,000 or more, we will waive the annual administration charge for the prior Policy Year. We will also waive the annual administration charge for Tax-Sheltered Annuity Policies. For purposes of reflecting the annual administration charge in yield and total return quotations, we will convert the annual charge into a per-dollar per-day charge based on the average Policy Value in the Variable Account of all Policies on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated. For the total returns shown above, the annual administrative charge is calculated as a charge of 0.05% based on an average Policy size during 2001 of $52,302.


                          SAFEKEEPING OF ACCOUNT ASSETS

We hold the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from our general account assets and from the assets in any other separate account we have.

Records are maintained of all purchases and redemptions of portfolio shares held by each of the Sub-Accounts.

Our officers and employees are covered by an insurance company blanket bond issued by America Home Assurance Company to The Canada Life Assurance Company, our parent Company, in the amount of $25 million. The bond insures against dishonest and fraudulent acts of officers and employees.

                                STATE REGULATION

We are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate. The availability of certain Policy rights and provisions depends on state approval and/or filing and review processes. The Policies will be modified to comply with the requirements of each applicable jurisdiction.

                               RECORDS AND REPORTS

We will maintain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to you semi-annually at your last address known to us.

                                  LEGAL MATTERS

All matters relating to Michigan law pertaining to the Policies, including the validity of the Policies and our authority to issue the Policies, have been passed upon by Craig Edwards. Sutherland Asbill & Brennan LLP of Washington, DC, has provided advice on certain matters relating to the federal securities laws.

                                     EXPERTS


Our financial statements at December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 for Canada Life Insurance Company of America, appearing in this Statement of Additional Information and Registration Statement and related Prospectus as well as the financial statements of Canada Life of America Variable Annuity Account 2 as of December 31, 2001 and for the periods indicated therein appearing in this Statement of Additional Information and Registration Statement and related Prospectus have been audited by Ernst & Young LLP, independent auditors, of Atlanta, Georgia, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS


The Variable Account's statements of assets and liabilities as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein, as well as the Report of Independent Auditors, are contained herein. Ernst & Young LLP, independent auditors of Atlanta, Georgia, serves as independent auditors for the Variable Account.



Our balance sheets as of December 31, 2001 and 2000, and the related statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 2001, as well as the Report of Independent Auditors, are contained herein. The financial statements of the Company should be considered only as bearing on our ability to meet our obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                              FINANCIAL STATEMENTS

                             CANADA LIFE OF AMERICA
                           VARIABLE ANNUITY ACCOUNT 2

                                December 31, 2001

                       With Report of Independent Auditors

                Canada Life of America Variable Annuity Account 2

                              Financial Statements

                                December 31, 2001

                                    Contents

Report of Independent Auditors..............................................   1

Audited Financial Statements

Statements of Assets and Liabilities........................................   2
Statements of Operations....................................................   4
Statements of Changes in Net Assets.........................................   6
Notes to Financial Statements...............................................   8

                       Report of the Independent Auditors

Board of Directors of Canada Life Insurance Company of America and Contract Owners of Canada Life of America Variable Annuity Account 2

We have audited the accompanying Statements of Assets and Liabilities of Canada Life of America Variable Annuity Account 2 (the "Company") (comprising, respectively, the Bond, Capital, Cash Management, Common Stock, Communications and Information, Frontier, Global Growth, Global Smaller Companies, Global Technology, High-Yield Bond, Income, International Growth, Large-Cap Growth, Large-Cap Value and Small-Cap Value sub-accounts) as of December 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and the significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Canada Life of America Variable Annuity Account 2 at December 31, 2001, and the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                  /s/ Ernst & Young LLP

Atlanta, Georgia
January 26, 2002

--------------------------------------------------------------------------------
                  Canada Life of America Variable Annuity Account 2
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
--------------------------------------------------------------------------------

                                                               Cash         Common      Communications                    Global
                                   Bond        Capital      Management      Stock      and Information    Frontier        Growth
                               Sub-Account   Sub-Account   Sub-Account   Sub-Account     Sub-Account     Sub-Account   Sub-Account
                               ---------------------------------------------------------------------------------------------------
Assets:
Investment in Seligman
   Portfolios, Inc., at
   market value                 $6,731,550   $23,694,782   $11,033,454   $22,915,838     $ 86,553,660    $10,072,669   $ 4,305,257
Due from Canada Life
   Insurance Company of
   America                             636         3,148            --            --               --            407             2
                               ---------------------------------------------------------------------------------------------------
Total assets                    $6,732,186   $23,697,930   $11,033,454   $22,915,838     $ 86,553,660    $10,073,076   $ 4,305,259

Liabilities:
Payable to Canada Life
   Insurance Company of
   America                              --            --         9,687           314            4,979             --            --
                               ---------------------------------------------------------------------------------------------------
Net Assets                      $6,732,186   $23,697,930   $11,023,767   $22,915,524     $ 86,548,681    $10,073,076   $ 4,305,259
                               ===================================================================================================

Net Assets:
Accumulation units              $6,732,186   $23,697,930   $11,023,767   $22,915,524     $ 86,548,681    $10,073,076   $ 4,305,259
                               ---------------------------------------------------------------------------------------------------
Total net assets                $6,732,186   $23,697,930   $11,023,767   $22,915,524     $ 86,548,681    $10,073,076   $ 4,305,259
                               ===================================================================================================

Units outstanding                  362,522       476,274     6,826,406       670,873        2,941,368        615,552       334,629
                               ===================================================================================================

Unit Value (accumulation)       $    18.57   $     49.76   $      1.61   $     34.16     $      29.42    $     16.36   $     12.87
                               ===================================================================================================

Supplemental Information:
Number of shares outstanding       656,737     1,915,504    11,033,454     2,114,007        6,874,794        767,734     1,070,959
Cost of shares outstanding      $6,796,749   $35,092,504   $11,033,454   $29,813,673     $113,215,487    $10,985,745   $ 7,902,050

See accompanying Notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                               December 31, 2001
--------------------------------------------------------------------------------

  Global
  Smaller        Global      High-Yield                 International    Large-Cap     Large-Cap     Small-Cap
 Companies     Technology       Bond        Income          Growth         Growth        Value         Value
Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account    Sub-Account   Sub-Account   Sub-Account
---------------------------------------------------------------------------------------------------------------



$ 9,556,218   $10,696,164   $12,141,961    $4,134,104     $4,683,301     $3,476,223   $7,543,923     $8,401,630


      2,641           155            --            --            499             --           --         15,703
----------    -----------   -----------    ----------     ----------     ----------   ----------     ----------
$ 9,558,859   $10,696,319   $12,141,961    $4,134,104     $4,683,800     $3,476,223   $7,543,923     $8,417,333




         --            --           330             1             --          3,535        7,344             --
----------    -----------   -----------    ----------     ----------     ----------   ----------     ----------
$ 9,558,859   $10,696,319   $12,141,631    $4,134,103     $4,683,800     $3,472,688   $7,536,579     $8,417,333
==========    ===========   ===========    ==========     ==========     ==========   ==========     ==========


$ 9,558,859   $10,696,319   $12,141,631    $4,134,103     $4,683,800     $3,472,688   $7,536,579     $8,417,333
----------    -----------   -----------    ----------     ----------     ----------   ----------     ----------
$ 9,558,859   $10,696,319   $12,141,631    $4,134,103     $4,683,800     $3,472,688   $7,536,579     $8,417,333
===========   ===========   ===========    ==========     ==========     ==========   ==========     ==========

    721,036       524,965     1,212,980       190,877        476,930        432,555      708,795        480,478
===========   ===========   ===========    ==========     ==========     ==========   ==========     ==========

$     13.26   $     20.38   $     10.01    $    21.66     $     9.82     $     8.03   $    10.63     $    17.52
===========   ===========   ===========    ==========     ==========     ==========   ==========     ==========


    925,094       825,321     1,990,485       457,312        581,776        465,358      721,216        644,297
$11,931,410   $16,314,745   $17,046,086    $4,678,372     $4,755,278     $4,506,551   $7,510,159     $6,862,159

--------------------------------------------------------------------------------
                Canada Life of America Variable Annuity Account 2
--------------------------------------------------------------------------------
Statements of Operations
--------------------------------------------------------------------------------

                                                               Cash         Common      Communications                    Global
                                  Bond          Capital     Management       Stock      and Information    Frontier       Growth
                               Sub-Account    Sub-Account   Sub-Account   Sub-Account     Sub-Account     Sub-Account   Sub-Account
                               ----------------------------------------------------------------------------------------------------
Income:
Dividends and capital gain
distributions                   $ 330,584    $  9,433,056     $512,065    $ 2,981,875     $ 16,469,948    $   695,394   $ 2,849,139
Expenses:
Mortality and expense risk         83,193         340,125      167,148        337,242        1,178,906        138,493        71,023
Administrative charges              9,983          40,815       20,058         40,469          141,469         16,619         8,523
                                ---------------------------------------------------------------------------------------------------

Net Investment Income (Loss)      237,408       9,052,116      324,859      2,604,164       15,149,573        540,282     2,769,593
Realized  gains (losses) on
investments:
Realized gain (loss) on sale
  of fund shares                  235,038      (2,466,933)          --     (5,848,940)      (7,409,436)    (1,798,246)     (662,614)
Change in unrealized
  appreciation (depreciation)
  during the year                (224,074)    (12,886,785)          --       (906,390)      (4,813,138)        13,903    (3,637,636)
                                ---------------------------------------------------------------------------------------------------

Net increase (decrease) in
  net assets from operations    $ 248,372    $ (6,301,602)    $324,859    $(4,151,166)    $  2,926,999    $(1,244,061)  $(1,530,657)
                                ===================================================================================================

     See accompanying Notes.

--------------------------------------------------------------------------------
                                            For the Year Ended December 31, 2001
--------------------------------------------------------------------------------

   Global
  Smaller       Global      High-Yield                  International    Large-Cap     Large-Cap     Small-Cap
 Companies    Technology       Bond         Income         Growth         Growth         Value        Value
Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account    Sub-Account   Sub-Account   Sub-Account
---------------------------------------------------------------------------------------------------------------
$ 1,436,731   $ 1,879,227   $ 2,188,076    $ 198,653     $        --     $ 355,990     $ 116,724    $   17,454

    139,407       167,955       161,085       56,480          72,427        48,884        78,155        81,626
     16,729        20,155        19,330        6,777           8,691         5,866         9,379         9,795
--------------------------------------------------------------------------------------------------------------

  1,280,595     1,691,117     2,007,661      135,396         (81,118)      301,240        29,190       (73,967)

   (661,594)   (4,344,173)   (2,680,796)    (319,163)     (3,526,691)     (892,125)      273,574       803,815

 (2,835,421)   (1,475,589)   (1,525,632)      20,033       1,857,298      (374,846)     (889,783)      581,577
--------------------------------------------------------------------------------------------------------------

$(2,216,420)  $(4,128,645)  $(2,198,767)   $(163,734)    $(1,750,511)    $(965,731)    $(587,019)   $1,311,425
==============================================================================================================

--------------------------------------------------------------------------------
                Canada Life of America Variable Annuity Account 2
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                   Bond                       Capital                 Cash Management
                                                Sub-Account                 Sub-Account                 Sub-Account
                                          -----------------------   --------------------------   -------------------------
                                             Year         Year          Year          Year           Year         Year
                                            Ended        Ended         Ended         Ended          Ended         Ended
                                           12/31/01     12/31/00      12/31/01      12/31/00       12/31/01     12/31/00
                                          ----------   ----------   ------------   -----------   -----------   -----------
Increase in net assets from operations:

Net investment income (loss)              $  237,408   $  (76,020)  $  9,052,116   $ 1,271,047   $   324,859   $   584,604
Realized gains (losses)                      235,038      (75,275)    (2,466,933)    3,143,565            --            --
Unrealized appreciation (depreciation)
   during the year                          (224,074)     627,126    (12,886,785)   (3,003,275)           --            --
                                          -----------------------   --------------------------   -------------------------
Net increase (decrease) in net assets
   from operations                           248,372      475,831     (6,301,602)    1,411,337       324,859       584,604
                                          -----------------------   --------------------------   -------------------------

Contract transactions:

Payments received from contract owners        12,136    1,653,444        277,975     1,948,029       385,728     3,810,261
Transfers between sub-accounts
   (including fixed account), net          1,053,977     (156,575)    (2,658,616)   13,041,910     5,411,466    (4,895,561)
Transfers for contract benefits and
    terminations                            (927,304)    (538,343)    (3,857,372)   (6,819,650)   (5,926,477)   (5,528,740)
                                          -----------------------   --------------------------   -------------------------
Net increase (decrease) in net assets
   from contract transactions                138,809      958,526     (6,238,013)    8,170,289      (129,283)   (6,614,040)
                                          -----------------------   --------------------------   -------------------------

Total increase (decrease) in net assets      387,181    1,434,357    (12,539,615)    9,581,626       195,576    (6,029,436)

Net assets at beginning of period          6,345,005    4,910,648     36,237,545    26,655,919    10,828,191    16,857,627
                                          -----------------------   --------------------------   -------------------------

Net assets at end of period               $6,732,186   $6,345,005   $ 23,697,930   $36,237,545   $11,023,767   $10,828,191
                                          =======================   ==========================   =========================

                                               Global Technology             High-Yield Bond                 Income
                                                  Sub-Account                  Sub-Account                 Sub-Account
                                          -------------------------   --------------------------   -------------------------
                                              Year          Year          Year          Year          Year          Year
                                             Ended         Ended         Ended         Ended         Ended         Ended
                                            12/31/01      12/31/00      12/31/01      12/31/00      12/31/01      12/31/00
                                          -----------   -----------   -----------   ------------   -----------   -----------
Increase in net assets from operations:

Net investment income (loss)              $ 1,691,117   $   354,936   $ 2,007,661   $   (255,050)  $   135,396   $   (68,199)
Realized gains (losses)                    (4,344,173)    2,426,643    (2,680,796)    (2,398,982)     (319,163)     (315,362)
Unrealized appreciation (depreciation)
   during the year                         (1,475,589)   (9,700,670)   (1,525,632)       805,441        20,033       160,287
                                          -------------------------   --------------------------   -------------------------
Net increase (decrease) in net assets
   from operations                         (4,128,645)   (6,919,091)   (2,198,767)    (1,848,591)     (163,734)     (223,274)
                                          -------------------------   --------------------------   -------------------------

Contract transactions:

Payments received from contract owners        570,654     2,578,569       230,212      1,364,885        27,470       247,838
Transfers between sub-accounts
   (including fixed account), net          (3,406,125)    5,748,866     1,394,462     (6,922,074)      (62,642)   (1,451,954)
Transfers for contract benefits and
   terminations                            (1,200,031)   (2,627,783)   (1,703,600)    (3,400,999)     (952,383)   (1,167,817)
                                          -------------------------   --------------------------   -------------------------
Net increase (decrease) in net assets
   from contract transactions              (4,035,502)    5,699,652       (78,926)    (8,958,188)     (987,555)   (2,371,933)
                                          -------------------------   --------------------------   -------------------------

Total increase (decrease) in net assets    (8,164,147)   (1,219,439)   (2,277,693)   (10,806,779)   (1,151,289)   (2,595,207)

Net assets at beginning of period          18,860,466    20,079,905    14,419,324     25,226,103     5,285,392     7,880,599
                                          -------------------------   --------------------------   -------------------------

Net assets at end of period               $10,696,319   $18,860,466   $12,141,631   $ 14,419,324   $ 4,134,103   $ 5,285,392
                                          =========================   ==========================   =========================

     See accompanying Notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  For the Years Ended December 31, 2001 and 2000
--------------------------------------------------------------------------------

      Common Stock                Communications and               Frontier                 Global Growth
       Sub-Account              Information Sub-Account           Sub-Account                Sub-Account
--------------------------   ---------------------------   -------------------------   -------------------------
   Year           Year           Year          Year           Year         Year           Year          Year
   Ended          Ended          Ended         Ended          Ended        Ended          Ended         Ended
 12/31/01       12/31/00       12/31/01       12/31/00       12/31/01     12/31/00       12/31/01      12/31/00
-----------   ------------   ------------   ------------   -----------   -----------   -----------   -----------


$ 2,604,164   $    861,756   $ 15,149,573   $ 11,403,723   $   540,282   $  (248,957)  $ 2,769,593   $     3,991
 (5,848,940)    (2,247,086)    (7,409,436)    14,094,325    (1,798,246)    2,521,501      (662,614)    1,813,302

   (906,390)    (3,144,893)    (4,813,138)   (84,873,071)       13,903    (4,609,178)   (3,637,636)   (3,096,396)
--------------------------   ---------------------------   -------------------------   -------------------------

 (4,151,166)    (4,530,223)     2,926,999    (59,375,023)   (1,244,061)   (2,336,634)   (1,530,657)   (1,279,103)
--------------------------   ---------------------------   -------------------------   -------------------------



    202,128      2,908,705      1,321,182      8,300,144       116,049     1,042,118        62,448     3,657,296

 (1,272,524)    (7,521,445)    (6,316,565)     2,312,734      (106,116)   (3,310,548)   (1,511,840)   (4,642,679)

 (3,807,727)    (4,587,541)   (11,044,634)   (23,616,038)   (2,064,478)   (2,962,665)     (608,549)     (802,862)
--------------------------   ---------------------------   -------------------------   -------------------------

 (4,878,123)    (9,200,281)   (16,040,017)   (13,003,160)   (2,054,545)   (5,231,095)   (2,057,941)   (1,788,245)
--------------------------   ---------------------------   -------------------------   -------------------------

 (9,029,289)   (13,730,504)   (13,113,018)   (72,378,183)   (3,298,606)   (7,567,729)   (3,588,598)   (3,067,348)

 31,944,813     45,675,317     99,661,699    172,039,882    13,371,682    20,939,411     7,893,857    10,961,205
--------------------------   ---------------------------   ------------- -----------   -------------------------

$22,915,524   $ 31,944,813   $ 86,548,681   $ 99,661,699   $10,073,076   $13,371,682   $ 4,305,259   $ 7,893,857
==========================   ===========================   =========================   =========================

 Global-Smaller Companies
        Sub-Account
--------------------------
  Year           Year
  Ended          Ended
 12/31/01       12/31/00
-----------   ------------


$ 1,280,595   $   229,765
   (661,594)    1,106,489

 (2,835,421)   (4,058,471)
-------------------------

 (2,216,420)   (2,722,217)
-------------------------



    169,478       419,877

   (735,018)       78,973

 (1,342,435)   (2,873,273)
-------------------------

 (1,907,975)   (2,374,423)
-------------------------

 (4,124,395)   (5,096,640)

 13,683,254    18,779,894
-------------------------

$ 9,558,859   $13,683,254
=========================

     International
         Growth                 Large-Cap Growth             Large-Cap Value            Small-Cap Value
      Sub-Account                  Sub-Account                 Sub-Account                Sub-Account
-------------------------    ------------------------   ------------------------   ------------------------
  Year          Year           Year         Year          Year         Year           Year         Year
  Ended         Ended          Ended        Ended         Ended        Ended          Ended        Ended
 12/31/01      12/31/00      12/31/01      12/31/00      12/31/01     12/31/00       12/31/01     12/31/00
-----------   -----------    ----------   -----------   ----------   -----------   -----------   ----------


$   (81,118)  $   238,311    $   301,240  $   (79,410)  $   29,190   $   (30,567)  $  (73,967)   $   16,702
 (3,526,691)     (371,096)      (892,125)      22,079      273,574        34,431      803,815       235,818

  1,857,298    (3,501,680)      (374,846)  (1,140,232)    (889,783)    1,108,810      581,577       955,875
-------------------------    ------------------------   ------------------------   ------------------------

 (1,750,511)   (3,634,465)      (965,731)  (1,197,563)    (587,019)    1,112,674    1,311,425     1,208,395
-------------------------    ------------------------   ------------------------   ------------------------



     68,776       248,941         72,546      358,048      122,082       244,915      237,299       490,301

    (54,041)    2,255,445        433,615    4,963,138    3,026,322        68,466    2,037,492       204,225

   (590,329)   (1,719,341)      (767,599)  (2,394,459)    (861,356)   (1,180,862)    (755,007)     (404,278)
-------------------------    ------------------------   ------------------------   ------------------------

   (575,594)      785,045       (261,438)   2,926,727    2,287,048      (867,481)   1,519,784       290,248
-------------------------    ------------------------   ------------------------   ------------------------

 (2,326,105)   (2,849,420)    (1,227,169)   1,729,164    1,700,029       245,193    2,831,209     1,498,643

  7,009,905     9,859,325      4,699,857    2,970,693    5,836,550     5,591,357    5,586,124     4,087,481
-------------------------    ------------------------   ------------------------   ------------------------

$ 4,683,800   $ 7,009,905    $ 3,472,688  $ 4,699,857   $7,536,579   $ 5,836,550   $8,417,333    $5,586,124
=========================    ========================   ========================   ========================

--------------------------------------------------------------------------------
                Canada Life of America Variable Annuity Account 2
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Organization

Canada Life of America Variable Annuity Account 2 ("Variable Annuity Account 2") was established on February 26, 1993 as a separate investment account of Canada Life Insurance Company of America ("CLICA") to receive and invest premium payments under variable annuity policies issued by CLICA. Variable Annuity Account 2 is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of Variable Annuity Account 2 are invested in the shares of Seligman Portfolios, Inc. (the "Fund"), a diversified, open-end, management investment company. Variable Annuity Account 2 has fifteen sub-accounts, each of which invests only in the shares of the corresponding portfolio of the Fund.

The assets of Variable Annuity Account 2 are the property of CLICA. The portion of Variable Annuity Account 2 assets applicable to the policies will not be charged with liabilities arising out of any other business CLICA may conduct.

2. Significant Accounting Policies

Investments

Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Realized gains and losses are computed on the basis of average cost. The difference between cost and current market value of investments owned is recorded as an unrealized gain or loss on investments.

Dividends and Capital Gain Distributions

Dividends and capital gain distributions are recorded on the ex-dividend date and reflect the dividends declared by the Fund from their accumulated net investment income and net realized investment gains. Except for the Cash Management Portfolio, whose dividends are declared daily and paid monthly, dividends and capital gain distributions are declared and paid annually. Dividends and capital gain distributions paid to the Variable Annuity Account 2 are reinvested in additional shares of the respective portfolio of the Fund at the net asset value per share.

Federal Income Taxes

Variable Annuity Account 2 is not taxed separately because the operations of Variable Annuity Account 2 will be included in the federal income tax return of CLICA, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code.

--------------------------------------------------------------------------------
                Canada Life of America Variable Annuity Account 2
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

Other

The Company has no contracts in payout (annuitization) period.

There are no amounts retained in Variable Annuity Account 2 by CLICA to protect against adverse mortality.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

3. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2001, were as follows:

                                                      Purchases        Sales
                                                    ----------------------------
Bond                                                $  6,140,996    $  5,530,378
Capital                                               24,639,701      24,295,690
Cash Management                                      110,900,985     110,699,258
Common Stock                                          28,652,372      36,774,959
Communications and Information                        41,808,514      50,103,412
Frontier                                              16,795,347      20,108,257
Global Growth                                          5,374,336       5,325,299
Global Smaller Companies                               6,371,637       7,663,262
Global Technology                                     10,617,463      17,306,167
High-Yield Bond                                       13,261,144      14,012,872
Income                                                 1,750,369       2,921,688
International Growth                                  27,308,593      31,492,493
Large-Cap Growth                                       3,520,877       4,369,667
Large-Cap Value                                        8,592,298       5,995,137
Small-Cap Value                                        8,798,978       6,565,053
                                                    ----------------------------
                                                    $314,533,611    $343,163,593
                                                    ============================

4. Expenses and Related Party Transactions

CLICA assumes mortality and expense risks related to the operations of Variable Annuity Account 2 and deducts a daily charge equal to an effective annual rate of 1.25% of the net asset value of each Sub-Account. In addition, an effective annual rate of 0.15% of the net asset value of each Sub-Account is deducted as daily administration fees. Variable Annuity Account 2 also deducts an annual maintenance charge of $30 for each contract. The maintenance charge, which is recorded as a redemption in the accompanying statements of changes in net assets, is waived on certain contracts.

--------------------------------------------------------------------------------
                Canada Life of America Variable Annuity Account 2
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2001 and 2000 were as follows:

                                 Bond                      Capital              Cash Management
                               Sub-Account               Sub-Account              Sub-Account
                          ----------------------    --------------------   -------------------------
                            2001         2000         2001        2000        2001          2000
                          --------    ----------    --------    --------   -----------   -----------
Units Issued               302,202     2,621,305     291,692     477,888    68,150,243    63,134,704
Units Redeemed            (295,188)   (2,564,950)   (418,834)   (349,412)  (68,189,562)  (67,484,384)
                          --------------------------------------------------------------------------

Net Increase (Decrease)      7,014        56,355    (127,142)    128,476       (39,319)   (4,349,680)
                          ==========================================================================

                              Common Stock        Communications and              Frontier
                               Sub-Account      Information Sub-Account          Sub-Account
                          -------------------   ------------------------   -----------------------
                             2001      2000        2001          2000         2001         2000
                          --------   --------   ----------    ----------   ----------   ----------
Units Issued               697,533    590,159      835,463     1,144,819      975,678    2,010,944
Units Redeemed            (835,884)  (801,892)  (1,411,649)   (1,448,522)  (1,106,597)  (2,234,756)
                          ------------------------------------------------------------------------

Net Increase (Decrease)   (138,351)  (211,733)    (576,186)     (303,703)    (130,919)    (223,812)
                          ========================================================================

                              Global Growth      Global Smaller Companies    Global Technology
                               Sub-Account             Sub-Account             Sub-Account
                          -------------------    ------------------------   ------------------
                            2001       2000          2001       2000          2001       2000
                          --------   --------      --------   --------      --------   --------
Units Issued               172,096    320,516       353,747    418,681       373,434    821,302
Units Redeemed            (321,860)  (394,765)     (495,204)  (552,799)     (559,855)  (679,459)
                          ---------------------------------------------------------------------

Net Increase (Decrease)   (149,764)   (74,249)     (141,457)  (134,118)     (186,421)   141,843
                          =====================================================================


                              High-Yield Bond              Income         International Growth
                                Sub-Account             Sub-Account           Sub-Account
                          -----------------------   -------------------   ---------------------
                             2001         2000        2001       2000        2001        2000
                          ----------   ----------   --------   --------   ----------   --------
Units Issued               1,007,413      637,844     70,207    156,524    2,466,421    261,515
Units Redeemed            (1,005,922)  (1,329,969)  (116,350)  (260,355)  (2,521,448)  (227,854)
                          ---------------------------------------------------------------------

Net Increase (Decrease)        1,491     (692,125)   (46,143)  (103,831)     (55,027)    33,661
                          =====================================================================

                            Large-Cap Growth      Large-Cap Value       Small-Cap Value
                              Sub-Account           Sub-Account          Sub-Account
                          -------------------   -------------------   -------------------
                            2001       2000       2001       2000       2001       2000
                          --------   --------   --------   --------   --------   --------
Units Issued               366,306    404,508    750,370    462,444    514,181    331,450
Units Redeemed            (404,926)  (179,940)  (538,011)  (556,213)  (422,062)  (315,811)
                          ---------------------------------------------------------------

Net Increase (Decrease)    (38,620)   224,568    212,359    (93,769)    92,119     15,639
                          ===============================================================

--------------------------------------------------------------------------------
                Canada Life of America Variable Annuity Account 2
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

6. Unit Values

A summary of units outstanding and unit values for variable annuity contracts and the expense ratios, excluding expenses of the underlying sub-accounts, for each of the latest five years as of December 31, follows.


                                                    Net Assets         Expenses as a % of
                                   Units      ---------------------         Daily          Total
                                Outstanding   Unit Value    (000s)     Net Asset Values    Return
                                -----------   ----------   --------   ------------------   ------
Bond
----
2001                                362,522     $18.57      $ 6,732         1.40%            4.03%
2000                                355,508      17.85        6,345         1.40%            8.71%
1999                                299,153      16.42        4,911         1.40%           (5.79%)
1998                                302,558      17.43        5,273         1.40%            6.74%
1997                                303,296      16.33        4,954         1.40%            7.28%

Capital
-------
2001                                476,274     $49.76      $23,698         1.40%          (17.14%)
2000                                603,416      60.05       36,238         1.40%            6.98%
1999                                474,940      56.13       26,656         1.40%           51.21%
1998                                485,399      37.12       18,018         1.40%           20.48%
1997                                486,445      30.81       14,986         1.40%           19.45%

Cash Management
---------------
2001                              6,826,406     $ 1.61      $11,024         1.40%            1.90%
2000                              6,865,725       1.58       10,828         1.40%            5.33%
1999                             11,215,405       1.50       16,858         1.40%            3.45%
1998                              6,178,761       1.45        8,963         1.40%            3.57%
1997                              5,291,742       1.40        7,384         1.40%            4.27%

Common Stock
------------
2001                                670,873     $34.16      $22,916         1.40%          (13.48%)
2000                                809,224      39.48       31,945         1.40%          (11.76%)
1999                              1,020,957      44.74       45,675         1.40%           11.57%
1998                              1,044,087      40.10       41,865         1.40%           22.44%
1997                                992,580      32.75       32,508         1.40%           19.45%

Communications and Information
------------------------------
2001                              2,941,368     $29.42     $ 86,549         1.40%            3.85%
2000                              3,517,554      28.33       99,662         1.40%          (37.07%)
1999                              3,821,257      45.02      172,040         1.40%           83.23%
1998                              3,963,361      24.57       97,381         1.40%           34.56%
1997                              4,053,481      18.26       74,000         1.40%           20.37%

--------------------------------------------------------------------------------
                Canada Life of America Variable Annuity Account 2
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

6. Unit Values (continued)

                                                    Net Assets         Expenses as a % of
                                   Units      ---------------------         Daily          Total
                                Outstanding   Unit Value    (000s)     Net Asset Values    Return
                                -----------   ----------   --------   ------------------   ------
Frontier
--------
2001                                615,552     $16.36      $10,073         1.40%           (8.65%)
2000                                746,471      17.91       13,372         1.40%          (17.01%)
1999                                970,283      21.58       20,939         1.40%           14.97%
1998                              1,684,443      18.77       31,618         1.40%           (2.85%)
1997                              1,806,075      19.32       34,888         1.40%           14.56%

Global Growth
-------------
2001                                334,629     $12.87      $ 4,305         1.40%          (21.04%)
2000                                484,393      16.30        7,894         1.40%          (16.92%)
1999                                558,642      19.62       10,961         1.40%           50.34%
1998                                604,445      13.05        7,887         1.40%           19.94%
1997                                437,357      10.88        4,759         1.40%           10.82%

Global Smaller Companies
------------------------
2001                                721,036     $13.26      $ 9,559         1.40%          (16.45%)
2000                                862,493      15.87       13,683         1.40%          (15.76%)
1999                                996,611      18.84       18,780         1.40%           26.53%
1998                              1,310,083      14.89       19,507         1.40%           5.08%
1997                              1,380,030      14.17       19,551         1.40%           1.86%

Global Technology
-----------------
2001                                524,965     $20.38      $10,696         1.40%          (23.12%)
2000                                711,386      26.51       18,860         1.40%          (24.82%)
1999                                569,543      35.26       20,080         1.40%          115.79%
1998                                322,591      16.34        5,271         1.40%           34.93%
1997                                271,907      12.11        3,294         1.40%           17.67%

High-Yield Bond
---------------
2001                              1,212,980     $10.01      $12,142         1.40%          (15.88%)
2000                              1,211,489      11.90       14,419         1.40%          (10.19%)
1999                              1,903,614      13.25       25,226         1.40%           (2.14%)
1998                              2,279,540      13.54       30,865         1.40%           (0.37%)
1997                              1,671,215      13.59       22,716         1.40%           13.30%

--------------------------------------------------------------------------------
                Canada Life of America Variable Annuity Account 2
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

6. Unit Values (continued)

                                                    Net Assets         Expenses as a % of
                                   Units      ---------------------         Daily          Total
                                Outstanding   Unit Value    (000s)     Net Asset Values    Return
                                -----------   ----------   --------   ------------------   ------
Income
------
2001                                190,877     $21.66      $4,134          1.40%           (2.87%)
2000                                237,020      22.30       5,285          1.40%           (3.55%)
1999                                340,851      23.12       7,881          1.40%            1.45%
1998                                394,266      22.79       8,986          1.40%            6.25%
1997                                386,042      21.45       8,281          1.40%           12.27%

International Growth
--------------------
2001                                476,930     $ 9.82      $4,684          1.40%          (25.49%)
2000                                531,957      13.18       7,010          1.40%          (33.40%)
1999                                498,296      19.79       9,859          1.40%           24.94%
1998                                591,251      15.84       9,368          1.40%           14.20%
1997                                634,692      13.87       8,805          1.40%            6.66%

Large-Cap Growth (1)
-----------------
2001                                432,555     $ 8.03      $3,473          1.40%          (19.54%)
2000                                471,175       9.98       4,700          1.40%          (17.18%)
1999                                246,607      12.05       2,971          1.40%           20.50%

Large-Cap Value (2)
----------------
2001                                708,795     $10.63      $7,537          1.40%           (9.61%)
2000                                496,436      11.76       5,837          1.40%           24.18%
1999                                590,205       9.47       5,591          1.40%           (4.15%)
1998                                362,174       9.88       3,578          1.40%           (1.20%)

Small-Cap Value (3)
----------------
2001                                480,478     $17.52      $8,417          1.40%           21.84%
2000                                388,359      14.38       5,586          1.40%           31.08%
1999                                372,720      10.97       4,088          1.40%           33.45%
1998                                268,697       8.22       2,209          1.40%          (17.80%)

(1) Large-Cap Growth commenced operations on May 1, 1999. 1999 results not annualized.
(2) Large-Cap Value commenced operations on May 1, 1998. 1998 results not annualized.
(3) Small-Cap Value commenced operations on May 1, 1998. 1998 results not annualized.

2001 Statutory Financial Statements
Canada Life Insurance Company of America with Report of Independent Auditors

                    CANADA LIFE INSURANCE COMPANY OF AMERICA

                         Statutory Financial Statements

                                December 31, 2001

                                    Contents

Report of Independent Auditors..............................................   1
Statutory Balance Sheets....................................................   2
Statutory Statements of Operations..........................................   3
Statutory Statements of Capital and Surplus.................................   4
Statutory Statements of Cash Flows..........................................   5
Notes to Statutory Financial Statements.....................................   6

                         REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------

Board of Directors
Canada Life Insurance Company of America

We have audited the accompanying statutory balance sheets of Canada Life Insurance Company of America as of December 31, 2001 and 2000, and the related statutory statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note B to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Michigan Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are also described in Note B. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Canada Life Insurance Company of America at December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Canada Life Insurance Company of America at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting practices prescribed or permitted by the Michigan Insurance Department.

As discussed in Note B to the financial statements, in 2001, Canada Life Insurance Company of America changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Michigan Insurance Department.

                                                        /s/ Ernst & Young LLP

Atlanta, Georgia
March 12, 2002

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                            STATUTORY BALANCE SHEETS
                   [in thousands of dollars except share data]

At December 31                                                               2001         2000
-------------------------------------------------------------------------------------------------
ADMITTED ASSETS
Investments [note C]
   Bonds                                                                  $1,465,356   $1,325,626
   Mortgage loans                                                            919,350      891,694
   Common and preferred stocks, including subsidiaries                        15,202       17,960
   Real estate                                                                 1,600           --
   Short-term investments                                                      5,800       21,335
   Policy loans                                                                  289           --
   Cash                                                                        1,390          509
   Receivable for securities                                                     397          265
   Other invested assets                                                       6,447          842
-------------------------------------------------------------------------------------------------
Total cash and investments                                                 2,415,831    2,258,231
   Investment income due and accrued                                          30,917       28,629
   Deferred tax asset                                                          1,711           --
   Other assets                                                                   --          893
   Assets held in Separate Accounts [note H]                                 503,097      552,828
-------------------------------------------------------------------------------------------------
Total admitted assets                                                     $2,951,556   $2,840,581
=================================================================================================

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities
Policy liabilities
   Life and annuity reserves                                              $1,751,072   $1,864,306
   Liability for deposit-type contracts                                      484,988           --
   Guaranteed investment contracts                                                --      206,656
   Other policy and contract liabilities                                         610          248
-------------------------------------------------------------------------------------------------
Total policy liabilities                                                   2,236,670    2,071,210
   Interest maintenance reserve                                               23,349       26,103
   Amounts owing to parent and affiliates [note G]                             3,999        2,854
   Reinsurance balances [note F]                                              10,309       20,955
   Miscellaneous liabilities                                                   7,720        3,710
   Asset valuation reserve                                                    20,456       28,182
   Transfers to Separate Accounts due or accrued (net)                       (11,311)     (11,653)
   Liabilities from Separate Accounts                                        503,097      552,828
-------------------------------------------------------------------------------------------------
Total liabilities                                                          2,794,289    2,694,189
-------------------------------------------------------------------------------------------------
Capital and surplus [note J]
   Common stock - $10.00 par value, authorized - 25,000,000
      Shares; issued and outstanding - 500,000 shares                          5,000        5,000
   Redeemable preferred stock - $10.00 par value, authorized -
      25,000,000 shares; issued and outstanding - 2,720,000 shares
      in 2001 and 4,100,000 in 2000                                           27,200       41,000
   Paid-in surplus                                                            76,000       76,000
   Accumulated surplus                                                        49,067       24,392
-------------------------------------------------------------------------------------------------
Total capital and surplus                                                    157,267      146,392
-------------------------------------------------------------------------------------------------
Total liabilities and capital and surplus                                 $2,951,556   $2,840,581
=================================================================================================

See accompanying Notes.

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                       STATUTORY STATEMENTS OF OPERATIONS
                            [in thousands of dollars]

Years ended December 31                                            2001       2000       1999
-----------------------------------------------------------------------------------------------
REVENUES
   Premiums for insurance and annuity considerations [note F]    $342,895   $187,135   $238,675
   Considerations for supplementary contracts
      and dividends left on deposit                                    --         --        559
   Net investment income [note C]                                 188,908    185,662    190,492
   Other income                                                     7,513     12,626      8,488
-----------------------------------------------------------------------------------------------
Total revenues                                                    539,316    385,423    438,214
-----------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Benefits paid or provided to policyholders
   Annuity                                                        289,676    431,130    391,819
   Life                                                                --         --      1,306
   Supplementary contracts and dividends left on deposit               --         --      1,825
   Interest and adjustments on policy or deposit-type contract
      funds                                                        31,589         --         --
   Dividends to policyholders                                          --         --       (593)
   Increase (decrease) in actuarial reserves                      163,068    (62,222)    11,567
-----------------------------------------------------------------------------------------------
Total benefits paid or provided to policyholders                  484,333    368,908    405,924

   Commissions and expense allowances on reinsurance assumed       13,673     12,208     13,392
   Commissions                                                      5,241      3,798      5,413
   General insurance expenses                                      11,641      7,821      7,970
   Taxes, licenses and fees                                           457        625        722
   Other expense                                                    1,370         --         --
   Transfers from Separate Accounts                                (1,209)   (30,605)   (15,387)
-----------------------------------------------------------------------------------------------
Total benefits and expenses                                       515,506    362,755    418,034
-----------------------------------------------------------------------------------------------

   Gain from operations before federal income taxes and
      net realized capital losses                                  23,810     22,668     20,180
   Federal income taxes [note E]                                    8,464      7,236      1,593
-----------------------------------------------------------------------------------------------

   Gain from operations before
      net realized capital losses                                  15,346     15,432     18,587
   Net realized capital losses [note C]                            (4,915)    (1,577)    (2,199)
-----------------------------------------------------------------------------------------------

Net income                                                       $ 10,431   $ 13,855   $ 16,388
===============================================================================================

See accompanying Notes.

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                   STATUTORY STATEMENTS OF CAPITAL AND SURPLUS
                            [in thousands of dollars]

Years ended December 31                                         2001       2000       1999
--------------------------------------------------------------------------------------------
Common stock at beginning and end of year                     $  5,000   $  5,000   $  5,000

Redeemable preferred stock at beginning  of year                41,000     41,000     41,000
   Redemption of preferred stock                               (13,800)        --         --
                                                              ------------------------------
Redeemable preferred stock at end of year                       27,200     41,000     41,000
                                                              ------------------------------

Paid-in surplus at beginning and end of year                    76,000     76,000     76,000

Accumulated surplus at beginning of year                        24,392     33,670     19,584
   Net income                                                   10,431     13,855     16,388
   Change in surplus on account of:
      Net unrealized capital gains (losses)                     (8,831)    (5,610)     1,693
      Prior year federal income tax adjustment                      --     (2,212)        --
      Actuarial valuation basis                                 11,100         --         --
      Asset valuation reserve                                    7,726      2,980     (4,128)
      Adjustment for gain (loss) in currency exchange               (6)       678        133
      Net deferred tax                                           3,244         --         --
      Cumulative effect of changes in accounting principles      4,001         --         --
      Nonadmitted assets                                        (2,990)      (469)        --
      Dividends to stockholder                                      --    (18,500)        --
--------------------------------------------------------------------------------------------
Accumulated surplus at end of year                              49,067     24,392     33,670
--------------------------------------------------------------------------------------------

Total capital and surplus                                     $157,267   $146,392   $155,670
============================================================================================

See accompanying Notes.

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                       STATUTORY STATEMENTS OF CASH FLOWS
                            [in thousands of dollars]

Years ended December 31                                      2001        2000        1999
-------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
   Premiums, policy proceeds, and other considerations    $ 342,895   $ 187,135   $ 239,293
   Net investment income received                           177,817     176,775     179,786
   Benefits paid                                           (289,314)   (431,096)   (394,997)
   Insurance expenses paid                                  (30,361)    (24,656)    (26,971)
   Dividends paid to policyholders                               --          --        (558)
   Federal income taxes paid                                 (6,292)     (8,309)     (2,541)
   Other income                                               7,513      12,626       8,488
   Other disbursements                                       (3,210)     (2,577)    (24,919)
   Net transfers from Separate Accounts                       1,551      30,351      13,871
-------------------------------------------------------------------------------------------
Net cash provided (used) by operations                      200,599     (59,751)     (8,548)

INVESTING  ACTIVITIES
   Proceeds from sales, maturities, or
      repayments of investments:
      Bonds                                                 384,704     474,913     483,036
      Mortgage loans and real estate                         81,826      64,489      89,029
      Equity and other investments                              913      40,999      11,626
   Cost of investments acquired:
      Bonds                                                (526,918)   (455,591)   (470,134)
      Mortgage loans and real estate                       (113,211)    (52,509)    (83,911)
      Equity and other investments                           (1,060)    (23,215)    (18,944)
   Change in policy loans                                      (289)         --       9,333
   Taxes paid (recovered) on capital gains and losses           247      (6,304)     (2,508)
-------------------------------------------------------------------------------------------
Net cash provided (used) by investments                    (173,788)     42,782      17,527

FINANCING  AND MISCELLANEOUS ACTIVITIES
   Dividends to stockholder                                      --     (18,500)         --
   Redemption of redeemable preferred stock                 (13,800)         --          --
   Other sources (uses)                                     (27,665)     28,690     (17,526)
--------------------------------------------------------------------------------------------
Net cash provided (used) by financing and miscellaneous     (41,465)     10,190     (17,526)

-------------------------------------------------------------------------------------------
Net decrease in cash  and short-term investments            (14,654)     (6,779)     (8,547)

Cash and short-term investments - beginning of year          21,844      28,623      37,170
-------------------------------------------------------------------------------------------
Cash and short-term investments - end of year             $   7,190   $  21,844   $  28,623
===========================================================================================

See accompanying Notes.

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                     NOTES TO STATUTORY FINANCIAL STATEMENTS
                                December 31, 2001

NOTE A
Nature of Operations. Canada Life Insurance Company of America (CLICA or the
--------------------
Company) was incorporated on April 12, 1988 in the State of Michigan and is a wholly-owned subsidiary of The Canada Life Assurance Company (CLA), a stock life and accident and health insurance company. The Company's business consists primarily of group and individual annuity policies assumed from CLA. The Company's direct business consists of individual variable annuity and institutional investment products. The Company is licensed to sell its products in 48 states and the District of Columbia; however, its primary markets are California, Illinois, Arkansas, Missouri and Georgia. The Company's variable annuity products are sold by agents who are licensed and registered representatives of the Company's subsidiary, Canada Life of America Financial Services, Inc. as well as other independent agents.

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

NOTE B
Accounting Practices and Basis of Presentation. The accompanying financial
----------------------------------------------
statements have been prepared in accordance with accounting practices prescribed or permitted by the Office of Financial and Insurance Services for the State of Michigan, which practices differ from generally accepted accounting principles.

Effective January 1, 2001, the State of Michigan required that insurance companies domiciled in the State of Michigan prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual - Version effective January 1, 2001 subject to any deviations prescribed or permitted by the State of Michigan Insurance Commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual - Version effective January 1, 2001 are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to accumulated surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

As a result of these changes, the Company reported a change of accounting principle, as an increase to accumulated surplus, of $4,001,000 as of January 1, 2001. Included in this total adjustment is an increase in accumulated surplus of $1,715,000 related to deferred tax assets, a decrease in accumulated surplus of $1,068,000 related to bond impairments and an increase in accumulated surplus of $3,354,000 related to interest rate swaps.

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                     NOTES TO STATUTORY FINANCIAL STATEMENTS
                                December 31, 2001

NOTE B
Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

The statutory accounting principles (SAP) followed by the Company differ from generally accepted accounting principles (GAAP) primarily as follows:

     Investments: For SAP, all fixed maturities are reported at amortized cost less write-downs for certain temporary and other-than-temporary impairments, primarily based on their National Association of Insurance Commissioners (NAIC) rating. For SAP, the fair values of bonds and stocks are based on values specified by the NAIC versus a quoted or estimated fair value as required for GAAP.

     For GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a component of shareholder's equity for those designated as available-for-sale.

     Credit tenant loans are classified as bonds for SAP and would be considered mortgage loans for GAAP.

     Changes between cost and admitted asset amounts of investment real estate are credited or charged directly to unassigned surplus rather than to income as would be the case for GAAP.

     Realized gains and losses on investments for SAP are reported in income, net of tax. Under GAAP, realized capital gains and losses would be reported in the income statement on a pre tax basis in the period the asset is sold.

     An interest maintenance reserve (IMR) is established under SAP and serves to defer the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. The deferred gains and losses are amortized into investment income over the remaining period to maturity based on groupings of individual investments sold in one to ten-year time periods. GAAP does not have a similar concept.

     Under SAP, an asset valuation reserve (AVR) is established and represents a provision for market and credit based fluctuations in the statement value of invested assets. It is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance. The change in the AVR flows directly through surplus. Under GAAP a valuation allowance would be provided when there has been a decline in value deemed other-than-temporary, in which case the provision for such decline would be charged to earnings.

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                     NOTES TO STATUTORY FINANCIAL STATEMENTS
                                December 31, 2001

NOTE B
Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

     Valuation allowances, if necessary, are established for mortgage loans based on (1) the difference between the unpaid loan balance and the estimated fair value of the underlying real estate when such loans are determined to be in default as to scheduled payments and (2) a reduction to a maximum percentage of 75% of any loan to the value of the underlying real estate at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages. Under GAAP, valuation allowances would be established when the Company determines it is probable that it will be unable to collect all amounts due (both principal and interest) according to the contractual terms of the loan agreement. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus for SAP, rather than being included as a component of earnings as would be required for GAAP.

..    Policy Acquisition Costs: For SAP, the cost of acquiring and renewing business are expensed when incurred. Under GAAP, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

..    Nonadmitted Assets: Certain assets designated as "nonadmitted", principally software development costs, past due agents' balances and deferred tax assets that will not be realized within one year of the balance sheet date, would be included in GAAP assets but are excluded from the SAP balance sheets with changes therein credited or charged directly to unassigned surplus.

..    Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

..    Recognition of Premiums: For SAP, revenues for annuity policies with life contingencies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

..    Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                     NOTES TO STATUTORY FINANCIAL STATEMENTS
                                December 31, 2001

NOTE B
Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

..    Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. For SAP, commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

..    Deferred Income Taxes: Effective January 1, 2001, deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes. Prior to January 1, 2001, deferred taxes were not provided for the differences between the financial statement amounts and tax bases of assets and liabilities. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

..    Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as required for GAAP.

..    Statement of Cash Flows: Cash and short term investments in the statement of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

..    Investments: Bonds, mortgage loans, common stocks, preferred stocks, real estate, policy loans, short-term investments and derivative instruments are stated at values prescribed by the NAIC, as follows:

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                     NOTES TO STATUTORY FINANCIAL STATEMENTS
                                December 31, 2001

NOTE B
Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

     Bonds not backed by other loans, loan-backed bonds and structured securities are stated at amortized cost using the yield method including anticipated future cash flows and anticipated prepayments. Cash flows are updated periodically to reflect prepayments. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective adjustment method.

     Mortgage loans on real estate are stated at amortized cost using the straight-line method.

     Common stocks are stated at fair value.

     Preferred stocks are carried at actual cost.

     Investments in real estate or property acquired in satisfaction of debt are carried at depreciated cost less encumbrances.

     Policy loans are carried at the aggregate unpaid principal balance.

     Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying values reported in the balance sheet are at cost which approximates fair value.

     The Company utilizes derivative instruments where appropriate in the management of its asset/liability matching and to hedge against fluctuations in interest rates and foreign exchange rates. Options are valued at amortized cost. Futures and swaps are marked-to-market daily and gains and losses are recognized currently in earnings.

..    Premiums and Annuity Considerations: Premium revenues are recognized when due for other than annuities, which are recognized when received.

..    Separate Accounts: Separate Accounts are maintained to receive and invest premium payments under individual variable annuity and variable universal life policies issued by the Company. The assets and liabilities of the Separate Account are clearly identifiable and distinguishable from other assets and liabilities of the Company. The contractholder bears the investment risk. Separate Account assets are reported at fair value. The operations of the Separate Account are not included in the accompanying financial statements.

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                     NOTES TO STATUTORY FINANCIAL STATEMENTS
                                December 31, 2001

NOTE B
Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

..    Life Insurance and Annuity Reserves: All policies, except variable universal life, variable annuity and institutional investment products, were acquired through coinsurance reinsurance agreements with CLA. The reserves established meet the requirements of the Insurance Law and Regulations of the State of Michigan and are consistent with the reserving practices of CLA. Annual premium is assumed in the reserve calculation. For policies with premium frequency other than annual, the Company holds a separate reserve which is the present value of a death benefit of half of the gross premium for the balance of the policy premium paying period.

     Some policies promise a surrender value in excess of the reserve as legally computed. This excess is calculated on a policy by policy basis.

     Policies issued at premiums corresponding to ages higher than the true ages are valued at the rated-up ages. Policies providing for payment at death during certain periods of an amount less than the full amount of insurance, being policies subject to liens, are valued as if the full amount is payable without any deduction. For policies issued with, or subsequently subject to, an extra premium payable annually, an extra reserve is held. The extra premium reserve is 45% of the gross extra premium payable during the year if the policies are rated for reasons other than medical impairments. For medical impairments, the extra premium reserve is calculated at the excess of the reserve based on rated mortality over that of standard mortality.

     At the end of 2001 and 2000, the Company had no insurance in force for which the gross premiums were less than the net premiums according to the standard of valuation set by the State of Michigan. The tabular interest and tabular cost have been determined from the basic data for the calculation of policy reserves. The tabular less actual reserve released and the tabular interest on funds not involving life contingencies have been determined by formula. Other increases are insignificant and relate to the Company valuing the deferred acquisition costs and/or back-end charges in connection with the variable annuity.

     All sub-standard annuities other than structured settlements are valued at their true ages, while structured settlements are valued using constant addition to the mortality rate at their true ages.

..    Federal Income Tax: Federal income taxes are provided based on an estimate of the amount currently payable which may not bear a normal relationship to pretax income because of timing and other differences in the calculation of taxable income.

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                     NOTES TO STATUTORY FINANCIAL STATEMENTS
                                December 31, 2001

NOTE B
Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

..    Reclassifications: Certain 2000 amounts in the Company's statutory-basis financial statements have been reclassified to conform to the 2001 financial statement presentation

NOTE C
Investments.
-----------

The fair value for fixed maturities is based on values specified by the NAIC. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services. The NAIC does not specify fair values for mortgage/asset-backed bonds, therefore carrying value is equal to fair value. The carrying value and the fair value of investments in bonds are summarized as follows (in thousands of dollars):

                                                   December 31, 2001
                                   -------------------------------------------------
                                                  Gross        Gross
                                    Carrying    Unrealized   Unrealized      Fair
                                     Value        Gains        Losses        Value
------------------------------------------------------------------------------------

U. S. government obligations       $  143,946    $23,301      $   (362)   $  166,885
All other corporate bonds             822,221     15,062       (11,155)      826,128
Public utilities                       66,629        870          (279)       67,220
Mortgage/Asset-backed
 securities                           193,845         --            --       193,845
Foreign securities                    238,715      7,159          (329)      245,545
------------------------------------------------------------------------------------
Total fixed maturities             $1,465,356    $46,392      $(12,125)   $1,499,623
====================================================================================

                                                   December 31, 2000
                                   -------------------------------------------------
                                                   Gross       Gross
                                    Carrying    Unrealized   Unrealized      Fair
                                     Value         Gains       Losses        Value
------------------------------------------------------------------------------------

U. S. government obligations       $  207,195    $ 5,326      $    (34)   $  212,487
All other corporate bonds             788,159      6,491       (19,212)      775,438
Public utilities                       66,720        232          (177)       66,775
Mortgage/Asset-backed
 Securities                            96,558         --            --        96,558
Foreign securities                    166,994      1,722        (3,600)      165,116
------------------------------------------------------------------------------------
Total fixed maturities             $1,325,626    $13,771      $(23,023)   $1,316,374
====================================================================================

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                     NOTES TO STATUTORY FINANCIAL STATEMENTS
                                December 31, 2001
NOTE C

Investments (continued).
-----------------------

The carrying value and fair value of fixed maturity investments at December 31, 2001 by contractual maturity are shown below (in thousands of dollars). Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. In addition, Company requirements may result in sales before maturity.

                                         Carrying Value   Fair Value
--------------------------------------------------------------------

In 2002                                    $   31,715     $   32,036
In 2003 - 2006                                285,125        287,310
In 2007 - 2011                                213,050        212,036
2012 and after                                741,621        774,396
Mortgage/Asset-backed securities              193,845        193,845
--------------------------------------------------------------------
Total Fixed Maturities                     $1,465,356     $1,499,623
====================================================================

At December 31, 2001, and 2000, bonds with an admitted asset value of $4,671,000 and $4,704,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

Information on mortgage loans at December 31 is as follows (in thousands of dollars):

                                                   2001       2000
--------------------------------------------------------------------

Impaired loans                                   $  1,898   $  4,238
Non-impaired loans                                917,452    887,456
--------------------------------------------------------------------
Total mortgage loans                             $919,350   $891,694
====================================================================

There was no income accrued or received on impaired loans in 2001 or 2000.

The maximum and minimum lending rates for commercial mortgage loans in 2001 were 10.25% and 5.95%, respectively. Fire insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. During 2001, the Company did not reduce interest rates on any outstanding mortgage loan. Mortgages held by the Company on which interest was more than one year overdue were $1,898,000 and $2,329,000 at December 31, 2001 and 2000,
respectively.

The mortgage loans are typically collateralized by the related properties and the loan-to-value ratios at the date of loan origination generally do not exceed 75%. The Company's exposure to credit loss in the event of non-performance by the borrowers, assuming that the

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                     NOTES TO STATUTORY FINANCIAL STATEMENTS
                                December 31, 2001

NOTE C
Investments (continued).
-----------------------

associated collateral proved to be of no value, is represented by the outstanding principal and accrued interest balances of the respective loans. Non-admitted mortgage loans increased $1,369,000 and $946,000 in 2001 and 2000, respectively. At December 31, 2001 and 2000 the Company held no mortgages with prior outstanding liens.

Accumulated depreciation on investment real estate was $0 as of December 31, 2001.

Major categories of CLICA's net investment income for years ended December 31 are summarized as follows (in thousands of dollars):

                                               2001       2000       1999
---------------------------------------------------------------------------
Income:
  Fixed maturities                           $105,834   $100,757   $ 98,453
  Equity securities                               216      4,262      3,460
  Mortgage loans                               82,865     81,461     87,871
  Real estate                                      73        525        101
  Short-term investments                        1,195      1,228      1,918
  Derivatives                                     994        511        305
  Policy loans                                      1         --         30
  Amortization of IMR                             416        347        772
  Other income                                    258        137        629
---------------------------------------------------------------------------
Total investment income                       191,852    189,228    193,539
  Less: investment expenses                     2,918      3,426      2,811
        depreciation on real estate                --        140        236
        bank deposit - interest expense            26         --         --
---------------------------------------------------------------------------
Net investment income                        $188,908   $185,662   $190,492
===========================================================================

Due and accrued income was excluded from investment income on mortgage loans in foreclosure or delinquent more than ninety days and on bonds where the collection of income is uncertain. The total amount excluded as of December 31, 2001, 2000 and 1999 was $1,934,000, $612,000, and $0, respectively.

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                     NOTES TO STATUTORY FINANCIAL STATEMENTS
                                December 31, 2001

NOTE C
Investments (continued).
-----------------------

Realized capital gains (losses) for years ended December 31 are reported net of federal income taxes and amounts transferred to the IMR and are summarized as follows (in thousands of dollars):

                                         2001       2000      1999
--------------------------------------------------------------------
Fixed maturities:
  Gross gains                          $  6,210   $ 22,361   $15,357
  Gross losses                          (11,508)    (2,528)   (9,419)
                                       -----------------------------
    Total fixed maturities               (5,298)    19,833     5,938
Equity securities:
  Gross gains                               118      4,321     2,163
  Gross losses                             (278)    (4,071)     (936)
                                       -----------------------------
    Total equity securities                (160)       250     1,227
Mortgage loans                             (725)        --       (12)
Real estate                                  --     (2,615)       --
Derivative instruments                   (1,751)       544    (5,031)
                                       -----------------------------
                                         (7,934)    18,012     2,122
Income tax benefit (expense)                681     (6,304)   (2,508)
Transfer to IMR                           2,338    (13,285)   (1,813)
--------------------------------------------------------------------
Net realized capital losses            $ (4,915)  $ (1,577)  $(2,199)
====================================================================

Unrealized capital gains and losses for equity securities are recorded directly to surplus. The change in the unrealized gains and losses on equity securities was $(2,605,000), $(2,940,000), and $(907,000) for the years ended December 31,
2001, 2000 and 1999, respectively. The accumulated gross unrealized gains and losses on unaffiliated equity securities at December 31 are as follows (in thousands of dollars):

                                            2001      2000      1999
---------------------------------------------------------------------

Accumulated gross unrealized gains        $ 1,833   $ 2,946   $ 4,950
Accumulated gross unrealized losses        (4,535)   (3,043)   (2,107)
---------------------------------------------------------------------
Net unrealized gains (losses)             $(2,702)  $   (97)  $ 2,843
=====================================================================

Market Risk: The Company's policies on market risk contain both the interest
-----------
rate exposure and foreign currency exposure. Interest rate risk is the risk of loss due to changing interest rates when the future cash flows from the assets supporting the liabilities do not match the timing and the amount of the expected policy obligation payments. Foreign currency risk is the potential for losses resulting from adverse movements in foreign exchange rates in relation to the local currency.

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                     NOTES TO STATUTORY FINANCIAL STATEMENTS
                                December 31, 2001
NOTE C
Investments (continued).
-----------------------

Futures: The futures program does not expose the Company to credit risk, since
-------
the counterparty is either a securities exchange or a clearinghouse. In order to participate in the futures markets, the Company is required to post initial margin that is equal to a small fraction of the market value of the underlying interest at the inception of the contract. When the Company is required to post margin (cash requirements), it posts it in T-Bills.

The Company's objective for using futures contracts is to protect margins by reducing the risk of changes in interest rates on its investment securities and to lock in spreads on committed loans.

Futures are marked-to-market daily, and gains and losses are recognized currently in earnings. The notional value at December 31, 2001 for all open futures was $23,347,000.

Swaps: There are potential losses due to the credit risk exposures for the swaps
-----
program. Credit risk is defined as the nonperformance by counterparties to the swap deals. The Company mitigates the credit risk by ensuring that each counterparty has a minimum A+ rating as defined by Standard & Poors. The potential exposure to credit risk is calculated by multiplying the notional principal amount by a factor dependent upon the derivative's remaining term to maturity. There are no cash requirements for swaps dealing.

The Company uses swaps to hedge interest rate and/or currency risk of its bonds and mortgages. In the case of currency risk, the Company uses swap contracts to convert Canadian dollar mortgage and bonds held for US portfolios into US dollars.

Swaps are carried at fair value with the change in fair value recognized currently in earnings. The notional value at December 31, 2001 for all open swaps was $15,000,000.

NOTE D
Concentration of Credit Risk. At December 31, 2001, CLICA held unrated or
----------------------------
less-than-investment grade corporate bonds with a carrying value of $100,756,000, and an aggregate fair value of $96,832,000. These holdings amounted to 6.9% of the bond portfolio and 3.4% of CLICA's total admitted assets. The portfolio is well diversified by industry.

CLICA's mortgage portfolio is well diversified by region and property type with 16.7% in California (book value - $154,045,000), 12.1% in New York (book value - $111,844,000), 10.9% in Ohio (book value - $100,678,000), and with investments in the remainder of the states less than 10%. The investments consist of first mortgage liens. Significant outstanding balances on individual properties include $16,258,000 on an apartment property in Pennsylvania, $11,695,000 on an apartment property in New York, and $10,500,000 on a multi-family residential property in Ohio. All other mortgage loans have outstanding principal of less than $10,000,000.

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                     NOTES TO STATUTORY FINANCIAL STATEMENTS
                                December 31, 2001
NOTE E
Federal Income Taxes.
--------------------

     The main components of the 2001 deferred tax amounts are as follows (in thousands of dollars):

     Deferred tax assets
       Life & A&H Reserves, and Deposit Fund Liabilities   $21,923
       Invested Assets                                       4,171
       Deferred Acquisition Costs                              748
       Other Expenses                                          241
                                                           -------
         Total deferred tax assets                          27,083
       Less: non-admitted deferred tax assets               25,368
                                                           -------
         Admitted deferred tax assets                        1,715
     Deferred tax liabilities
       Accrued Dividends - common stock                          4
                                                           -------
         Total deferred tax liabilities                          4
       Net admitted deferred tax asset                     $ 1,711
                                                           =======

     During 2001 the non-admitted deferred tax asset increased by $3,249,000 to $25,368,000.

     The changes in the main components of DTAs and DTLs are as follows (in thousands of dollars):


                                          Dec 31, 2001   Jan 1, 2001   Change
                                          ------------------------------------
     Total deferred tax assets              $27,083       $ 23,838     $ 3,245
     Total deferred tax liabilities               4              3           1
                                          ------------------------------------
     Net deferred tax asset (liability)     $27,079       $ 23,835       3,244
                                          ==========================
     Change in tax effect of unrealized
       gains (losses)                                                   (2,520)
                                                                       -------
     Change in net deferred income tax                                 $   724
                                                                       =======

                           CANADA LIFE INSURANCE COMPANY OF AMERICA
                            NOTES TO STATUTORY FINANCIAL STATEMENTS
                                       December 31, 2001

NOTE E
Federal Income Taxes. (continued)
--------------------

The Company's income tax expense and change in deferred taxes differs from the amount obtained by applying the federal statutory rate of 35% to net gain from operations. The significant differences are as follows (in thousands of dollars):

                                                                   Year ended
                                                                  Dec 31, 2001
                                                                  ------------
Provision computed at statutory rate of 35% on operating income      $8,334
Amortization of IMR                                                    (146)
Dividend Received Deductions                                            (11)
Other                                                                  (437)
                                                                     ------
  Total incurred taxes excluding capital gains                       $7,740
                                                                     ======

Federal income taxes incurred on operating income                    $8,464
Change in net deferred income taxes                                    (724)
                                                                     ------
Total incurred taxes excluding capital gains                         $7,740
                                                                     ======

The statutory federal income tax provision amount at the statutory rate of 35%, for the years ended December 31, 2000 and 1999 (prior to the adoption of codification), differs from the effective tax provision amount (excluding tax on capital gains) as follows (in thousands of dollars):

                                                       2000     1999
----------------------------------------------------------------------
Computed income taxes at statutory rate               $7,934   $ 7,063
Increase (decrease) in income taxes resulting
from:
  Policyholder dividends                                  --      (403)
  Change in nonadmitted interest                          --        --
  Amortization of interest maintenance reserve          (121)     (270)
  Amortization of prior year change in reserves         (609)     (609)
  Accrual of bond discount                              (352)      (85)
  Actuarial reserves                                    (238)     (536)
  Deferred acquisition cost tax                          481      (766)
  Bad debt on mortgages                                   --        (4)
  Futures (losses) gains                                 190    (1,761)
  Mortgage prepayment penalties                         (107)       --
  Other                                                   58    (1,036)
----------------------------------------------------------------------
Federal income taxes                                  $7,236   $ 1,593
======================================================================

At December 31, 2001 and 2000, current federal income taxes (payable) receivable were $(1,351,000) and $140,000, respectively.

At December 31, 2001 the Company had $0 of operating loss carry forwards.

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                     NOTES TO STATUTORY FINANCIAL STATEMENTS
                                December 31, 2001

NOTE E
Federal Income Taxes (continued).
--------------------------------

Income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses are $7,783,000, $13,131,000 and $6,433,000 for 2001, 2000 and 1999 respectively.

NOTE F
Reinsurance. Various reinsurance agreements exist between the Company and CLA.
-----------
The effect of the agreements is to have the Company assume certain existing and future insurance and annuity business of CLA. Except for variable universal life policies, variable annuity contracts and institutional investment products issued, all premiums for insurance and annuity considerations and benefit expenses recorded for the years ended December 31, 2001, 2000 and 1999 were the result of the coinsurance agreements. Additionally, the Company maintains a funds withheld coinsurance treaty under which certain annuity risks are ceded to Crown Life Insurance Company of Canada and a modified coinsurance treaty whereby certain variable universal life insurance risks are ceded to First Allmerica Financial Life Insurance Company.

At December 31, 2001 and 2000, the payable to reinsurers under these agreements, is as follows (in thousands of dollars):

                                                     2001     2000
--------------------------------------------------------------------
CLA                                                $10,102   $20,955
First Allmerica Financial Life Insurance Company       207        --
                                                   -----------------
Total reinsurance balances                         $10,309   $20,955
                                                   =================

The effect of reinsurance on premiums and annuity considerations earned for years ended December 31 follow (in thousands of dollars):

                                            2001       2000       1999
------------------------------------------------------------------------
Direct premiums                           $ 71,861   $ 71,057   $ 95,430
Premiums assumed from CLA                  273,829    117,320    143,806
Premiums ceded                              (2,795)    (1,242)      (561)
------------------------------------------------------------------------
Net premiums and annuity considerations   $342,895   $187,135   $238,675
========================================================================

NOTE G
Related Party Transactions. In addition to the coinsurance agreements mentioned
--------------------------
above, CLA has a cost allocation arrangement based on generally accepted accounting principles with CLICA. For the years ended December 31, 2001, 2000 and 1999, these allocated costs amounted to $12,662,000, $9,112,000, and $7,755,000, respectively.

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                     NOTES TO STATUTORY FINANCIAL STATEMENTS
                                December 31, 2001

NOTE G
Related Party Transactions (continued).
--------------------------------------

At December 31, 2001 and 2000, the amounts receivable and payable to CLA and affiliates, which include outstanding administrative expenses, are as follows (in thousands of dollars):

                         2001      2000
========================================
Total Receivable       $    43   $    44
Total Payable           (4,042)   (2,898)
----------------------------------------
Net Payable            $(3,999)  $(2,854)
========================================

NOTE H
Separate Accounts. The Company's non-guaranteed separate accounts represent
-----------------
primarily funds invested in variable annuity policies issued by the Company. The assets of these funds are invested in shares of either eight unaffiliated management investment companies, or, prior to July 2000, in funds managed by CL Capital Management, Inc., an investment management subsidiary.

Premiums or deposits for years ended December 31, 2001, 2000 and 1999 were $60,864,000, $59,488,000 and $92,103,000, respectively. Total reserves were
$491,717,000 and $538,898,000 at December 31, 2001 and 2000, respectively. All reserves were subject to discretionary withdrawal, at fair value, with a surrender charge of up to 6%.

A reconciliation of the amounts transferred to and from the Separate Accounts for years ended December 31 is presented below (in thousands of dollars):

                                            2001       2000       1999
-------------------------------------------------------------------------

Transfers as reported in the Summary of
  Operations of the Separate Accounts
  statement:
   Transfers to Separate Accounts         $ 60,864   $ 59,488   $  92,103
   Transfers from Separate Accounts        (64,083)   (90,514)   (108,031)
-------------------------------------------------------------------------
Net transfers from Separate Accounts        (3,219)   (31,026)    (15,928)

Reconciling adjustments:
   Net policyholder transactions             2,010        421         541
-------------------------------------------------------------------------
Transfers as reported in the Summary of
  Operations of the Life, Accident &
  Health annual statement                 $ (1,209)  $(30,605)  $ (15,387)
=========================================================================

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                     NOTES TO STATUTORY FINANCIAL STATEMENTS
                                December 31, 2001

NOTE I
Annuity Reserves and Deposit Fund Liabilities. CLICA's withdrawal
---------------------------------------------
characteristics for annuity reserves and deposit fund liabilities at December 31 are summarized as follows (in thousands of dollars):

                                                   Amount            Percent of Total
                                           -----------------------   ----------------
                                              2001         2000        2001     2000
-------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
  With market value adjustment             $  231,026   $  111,377      10.4%    5.4%
  At book value less surrender
    charge of 5% or more                      157,100      178,965       6.5%    8.6%
------------------------------------------------------------------------------------
Subtotal                                      388,126      290,342      16.9%   14.0%
Subject to discretionary withdrawal
  without adjustment at book value
  (minimal or no charge or adjustment)        118,592       97,938       5.3%    4.7%
Not subject to discretionary withdrawal     1,496,367    1,684,995      67.2%   81.3%
Structured settlement                         235,862           --      10.6%     --
------------------------------------------------------------------------------------
Total (gross)                               2,238,947    2,073,275     100.0%  100.0%
Less: reinsurance ceded                         2,800        2,313
                                           -----------------------
Net annuity reserves and deposit fund
  liabilities                              $2,236,147   $2,070,962
                                           =======================

A reconciliation to the Life & Accident & Health Annual Statement net annuity reserves and deposit fund liabilities at December 31, 2001 is as follows (in thousands of dollars):

Exhibit 8, Section B, Total (net)                     $1,728,394
Exhibit 8, Section C, Total (net)                         10,911
Exhibit 8, Section G, Total Lines 070001 and 070002       11,491
Exhibit 10, Column 1, Line 14                            484,988
Exhibit 11, Column 4, Line 3.4                               363
                                                      ----------
Total                                                 $2,236,147
                                                      ==========

NOTE J
Capital and Surplus. The Company has two classes of capital stock: redeemable
-------------------
preferred stock ($10.00 par value) and common stock ($10.00 par value), ranked in order of liquidation preference. The preferred shares have no interest rate assigned, are non-voting and are redeemable at the Company's election at a redemption price of $10.00 per share.

Under applicable Michigan insurance law, the Company is required to maintain a minimum unimpaired capital and surplus of $1,000,000 and additional surplus of $500,000. At December 31, 2001, unimpaired capital and surplus were $32,200,000 and $125,067,000 respectively.

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                     NOTES TO STATUTORY FINANCIAL STATEMENTS
                                December 31, 2001

NOTE J
Capital and Surplus (continued).
--------------------------------

The maximum amount of dividends which can be paid, by insurance companies domiciled in the State of Michigan, to shareholders without prior approval of the Insurance Commissioner is limited to an amount which (together with any other dividends or distributions made within the preceding 12 months) does not exceed the lesser of: (i) the insurer's earned surplus (excluding surplus arising from unrealized capital gains); or (ii) the greater of (a) 10% of the insurer's surplus or (b) its net gain from operations for the preceding year ended December 31. Statutory surplus at December 31, 2001 was $125,067,000. The maximum dividend payout which may be made without prior approval in 2002 is $0. Dividends are non-cumulative.

At December 31, 2001, the Company's capital and surplus exceeded the NAIC's "Risk Based Capital" requirements for life and health companies.

NOTE K
Fair Value of Financial Instruments. The fair value of certain financial
-----------------------------------
instruments along with their corresponding carrying values at December 31 follow (in thousands of dollars). As the fair value of all the Company's assets and liabilities is not presented, this information in the aggregate does not represent the underlying value of the Company.

                                    2001                    2000
                           ---------------------   -----------------------
                             Fair       Carrying     Fair        Carrying    Valuation
                             Value       Value       Value        Value        Method
--------------------------------------------------------------------------------------
Financial Assets
----------------
   Bonds                   1,499,622   1,465,356   $1,316,374   $1,325,626       1
   Common & preferred
     stocks excluding
     investment in
     subsidiaries             15,093      15,093       17,842       17,842       1
   Mortgage loans          1,015,493     919,350      973,391      891,694       2
   Interest rate swaps         3,647       3,647        3,354           --       3
   Futures                     2,759       2,759          502          502       3

Financial Liabilities
---------------------
   Investment-type
     insurance contracts     495,195     504,969      373,946      373,436       4

1. Fair values are based on publicly quoted market prices at the close of trading on the last business day of the year. In cases where publicly quoted prices are not available, fair values are based on estimates using values obtained from independent pricing services, or, in the case of private placements, by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                     NOTES TO STATUTORY FINANCIAL STATEMENTS
                                December 31, 2001

NOTE K
Fair Value of Financial Instruments (continued).
-----------------------------------------------

2. Fair values are estimated using discounted cash flow analysis based on interest rates currently being offered for similar credit ratings.

3. Fair values for future contracts and interest rate swaps that have not settled are based on current settlement values.

4. Fair values for liabilities under investment-type insurance contracts are estimated using discounted liability calculations, adjusted to approximate the effect of current market interest rates for the assets supporting the liabilities.

NOTE L
Transfer and Servicing of Financial Assets.
------------------------------------------

The Company lends its own securities to increase portfolio returns. Lending activities are covered by the Investment Policy: borrowers must be approved by the Company, standards for collateral must be met, and aggregate collateral value must be maintained at a minimum of 102% of the fair value of the securities loaned. Securities on loan at December 31, 2001, amounted to $138,229,000 aggregated as follows (in thousands of dollars):

                   Securities Description        Fair Value
                   ----------------------        ----------
US treasury strips                                $ 60,149
US treasury bonds                                   20,096
US treasury notes                                   29,361
Other than US Treasury Securities                   28,623
                                                  --------
Grand Total                                       $138,229
                                                  ========

The Company has no servicing assets or liabilities.

NOTE M
Contingencies. The Company has been named in various pending legal proceedings
-------------
considered to be ordinary routine litigation incidental to the business of the Company. The Company believes contingent liabilities arising from litigation, income taxes and other matters will not have a material adverse effect on the Company's future results of operations or financial position.

PART C OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements All required financial statements are included in Part B of this Registration Statement.
(b)  Exhibits
     (1) Resolution of the Board of Directors of Canada Life Insurance Company of America (CLICA) authorizing establishment of Variable Account 2/2/
     (2)  Not applicable
     (3)  (a) Form of Promotional Agent Distribution Agreement/2/
          (b) Form of Selling Agreement/2/
          (c) Distribution Agreement/1/
          (d) Amendment to Distribution Agreement/2/
          (e) Amendment to Selling Agreement/3/
          (f) Amendment to Selling Agreement/3/
          (g) Amendment to Selling Agreement/3/
          (h) Amendment to Selling Agreement/5/
     (4)  (a) Form of Annuity Policy/4/
          (b)  Riders and Endorsements/3/
     (5)  Form of Application/4/
     (6)  (a) Certificate of Incorporation of CLICA/1/
          (b) By-Laws of CLICA/1/
     (7)  Not applicable
     (8)  Form of Buy-Sell Agreement/2/
     (9)  Opinion and Consent of Counsel/2/
     (10) (a) Consent of Counsel
          (b)  Consent of Independent Counsel
          (c)  Consent of Independent Auditors
     (11) No financial statements are excluded from Item 23.
     (12) Not Applicable
     (13) Sample Performance Data Calculation/3/
     (14) Powers of Attorney/6/

----------
     1 Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 for Variable Account 1 of Canada Life Insurance Company of America (File No. 33-28889) filed on April 20, 1997.
     2 Incorporated herein by reference to Post-Effective Amendment No.8 to this Registration Statement on Form N-4 (File No.33-55890), filed on April 29, 1997.
     3 Incorporated herein by reference to Post-Effective Amendment No. 10 to this Registration Statement on Form N-4 (File No.33-55890), filed on April 30, 1998.
     4 Incorporated herein by reference to Post-Effective Amendment No. 11 to this Registration Statement on Form N-4 (File No.33-55890), filed on February 12, 1999.
     5 Incorporated herein by reference to Post-Effective Amendment No. 12 to this Registration Statement on Form N-4 (File No.33-55890) filed on April 30, 1999.
     6 Incorporated herein by reference to Post-Effective Amendment No. 13 to this Registration Statement on Form N-4 (File No.33-55890) filed on April 28, 2000.

     Item 25. Directors and Officers of the Depositor Name and Principal Business Address Positions and Offices with Depositor



            Name and Principal
              Business Address           Positions and Offices with Depositor
              ----------------           ------------------------------------
          R. E. Beettam (2)       President, Director & Chairman of the Board
          S. J. Rulis (2)         Actuary & Director
          G. A. Petkau (2)        Financial Vice President & Director
          R. K. MacTavish (2)     Agency Vice President
          Richard A. Siebert (2)  Group Sales Vice President
          L. M. Flater (2)        Assistant Vice President - Taxation
          L. L. Ervin (2)         Assistant Vice President, Controller &
                                  Assistant Treasurer
          G. N. Isaac (1)         Treasurer
          K. T. Ledwos (2)        Vice President, Fixed Annuities
          C. R. Edwards (2)       Secretary
          C. H. MacPhaul (2)      Assistant Secretary
          J. G. Deskins (2)       Illustration and Marketing Actuary
          F. W. Gram (2)          Internal Auditor
          S. C. Gile (2)          Administrative Officer
          P. D. Cochrane (1)      Administrative Officer & Assistant Treasurer
          D. V. Rough (1)         Assistant Treasurer
          E. M. Schlageter(2)     Administrative Officer
          M. T. Jansen (2)        Sales Vice President, Variable Distribution
          R. J. Butterill (1)     Assistant Treasurer
          K. A. Phelan (1)        Assistant Treasurer
          C. P. English (1)       Assistant Treasurer
          R. L. Findley (1)       Assistant Treasurer
          J. H. Mazur (1)         Assistant Treasurer
          H. A. Rachfalowski (1)  Director
          S. H. Zimmerman (3)     Director


     (1) The business address is 330 University Avenue, Toronto, Ontario, Canada M5G 1R8.
     (2) The business address is 6201 Powers Ferry Road, NW, Suite 600, Atlanta, Georgia 30339.
     (3) The business address is 800 Michigan National Tower, Lansing, Michigan 48933.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                               PERCENT OF        PRINCIPAL
NAME                           JURISDICTION      VOTING SECURITIES OWNED                      BUSINESS
----                           ------------      -----------------------                      --------
Canada Life Financial          Canada            Publicly held                                Insurance
Corporation                                                                                   holding company

The Canada Life Assurance      Canada            Ownership of all voting securities through   Life and Health
Company                                          Canada Life Financial Corporation            Insurance

Canada Life Insurance          New York          Ownership of all voting securities through   Life and Health
Company of New York                              The Canada Life Assurance Company            Insurance

Adason Properties Limited      Canada            Ownership of all voting securities           Property
                                                 through The Canada Life Assurance            Management
                                                 Company

Canada Life Irish Operations   England           Ownership of all voting securities           Life and Health
Limited                                          through Canada Life Limited                  Insurance

Canada Life Mortgage           Canada            Ownership of all voting securities           Mortgage
Services Ltd.                                    through The Canada Life Assurance            Portfolios
                                                 Company

CLASSCO Benefit Services       Canada            Ownership of all voting securities           Administrative
Limited                                          through The Canada Life Assurance            Services
                                                 Company

The Canada Life Assurance      Rep. of Ireland   Ownership of all voting securities           Life and Health
Company of Ireland Limited                       through Canada Life Irish Holding            Insurance
                                                 Company Limited

F.S.D. Investments Limited     Rep. of Ireland   Ownership of all voting securities           Unit Fund Sales
                                                 through Canada Life Assurance                and Management
                                                 (Ireland) Limited

Canada Life Insurance          Michigan          Ownership of all voting securities           Life and Health
Company of America                               through The Canada Life Assurance            Insurance and
                                                 Company                                      Annuities

Canada Life of America         Georgia           Ownership of all voting securities           Broker Dealer
Financial Services Inc.                          through Canada Life Insurance
                                                 Company of America

                                     PERCENT OF        PRINCIPAL
NAME                                 JURISDICTION      VOTING SECURITIES OWNED               BUSINESS
----                                 ------------      -----------------------               --------
Adason Realty Ltd.                   Canada            Ownership of all voting securities    Realtor
                                                       through Adason Properties Limited

Canada Life Pension &                Rep. of Ireland   Ownership of all voting securities    Life Assurance
Annuities (Ireland) Limited                            through Canada Life Assurance
                                                       (Ireland) Limited

CLAI Limited                         Rep. of Ireland   Ownership of all voting securities    Holding, Service,
                                                       through Canada Life Irish Holding     Management and
                                                       Company Limited                       Investment Company

Canada Life Assurance                Rep. of Ireland   Ownership of all voting securities    Life Insurance,
(Ireland) Limited                                      through Canada Life Irish Holding     Pension, and
                                                       Company Limited                       Annuity

CL Capital Management, Inc.          Georgia           Ownership of all voting securities    Investment
                                                       through Canada Life Insurance         Advisor
                                                       Company of America

Canada Life Capital                  Canada            Ownership of all voting securities    External
Corporation Inc.                                       through The Canada Life Assurance     Sources of
                                                       Company                               Capital

Canada Life Securing                 Canada            Ownership of all voting securities    Holding Company
Corporation Inc.                                       through 587443 Ontario, Inc.

The Canada Life Group (U.K.)         England           Ownership of all voting securities    Holding Company
Limited                                                through Canada Life International
                                                       Holdings Limited

Canada Life Holdings (U.K.)          England           Ownership of all voting securities    Holding Company
Limited                                                through Canada Life (U.K.) Limited

Canada Life Limited                  England           Ownership of all voting securities    Life and Health
                                                       through The Canada Life Group (U.K.)  Insurance
                                                       Limited

Canada Life Insurance Company of     Puerto Rico       Ownership of all voting securities    Life and Disability
Puerto Rico, Inc.                                      through Canada Life International     Insurer and
                                                       Holdings Limited                      Reinsurer

Canada Life Securities, Inc.         Canada            Ownership of all voting securities    Securities Dealer
                                                       through The Canada Life Assurance
                                                       Company

Canadian Worksite Marketing Group,   Canada            Ownership of all voting securities    Managing General
 Inc.                                                  through The Canada Life Assurance     Agent
                                                       Company

                                        PERCENT OF     PRINCIPAL
NAME                                    JURISDICTION   VOTING SECURITIES OWNED                BUSINESS
----                                    ------------   -----------------------                --------
Canada Life Management (U.K.) Limited   England        Ownership of all voting securities     Unit Trust Sales &
                                                       through Canada Life (U.K.) Limited     Management

Canada Life Group Services              England        Ownership of all voting securities     Administrative
(U.K.) Limited                                         through Canada Life (U.K.) Limited     Services

Canada Life Trustee Services            England        Ownership of all voting securities     Trustee Services
(U.K.) Limited                                         through The Canada Life Group (U.K.)
                                                       Limited

587443 Ontario, Inc.                    Canada         Ownership of all voting securities     Holding Company
                                                       through The Canada Life Assurance
                                                       Company

Canada Life International RE LTD.       Canada         Ownership of all voting securities     Reinsurance Company
                                                       through Canada Life International
                                                       Holdings LTD.

Canada Life Ireland Holdings Limited    Ireland        Ownership of all voting securities     Holding Company
                                                       through Canada Life Irish Operations
                                                       Limited

Canada Life (U.K.) Limited              England        Ownership of all voting securities     Holding Company
                                                       through Canada Life Limited

Canada Life Services (U.K.) Limited     England        Ownership of all voting securities     Administrative
                                                       through Canada Life (U.K.) Limited     Services

Canada Life International Limited       England        Ownership of all voting securities     Unit Investment
                                                       through Canada Life (U.K.) Limited     Products

Albany Life Assurance Company Limited   England        Ownership of all voting securities     Unit Life and
                                                       through Canada Life (U.K.) Limited     Pension Insurance

Canada Life Pension Managers            England        Ownership of all voting securities     Trustee Services
& Trustees Limited                                     through Canada Life (U.K.) Limited

Pelican Food Services Limited           Canada         Ownership of all voting securities     Food service
                                                       through the Canada Life Assurance
                                                       Company

Copia Investors Limited                 England        Ownership of all voting securities     Asset Management
                                                       through The Canada Life Group (U.K.)
                                                       Limited

Copia Property Limited                  England        Ownership of all voting securities     Property Managers
                                                       through The Canada Life Group (U.K.)
                                                       Limited

Canada Life Fund Managers (U.K.)        England        Ownership of all voting securities     Fund Manager
Limited                                                through Canada Life (U.K.) Limited

Canada Life Irish Holding               Ireland        Ownership of all voting securities     Holding Company
Company Limited                                        through Canada Life International
                                                       Holdings LTD.

                                     PERCENT OF     PRINCIPAL
NAME                                 JURISDICTION   VOTING SECURITIES OWNED                     BUSINESS
----                                 ------------   -----------------------                     --------
Canada Life Management Services      Ireland        Ownership of all voting securities          Management Services
Limited                                             through Canada Life Irish Holdings
                                                    Company Limited

Canada Life Assurance Europe         Ireland        Ownership of all voting securities          Life Assurance and
Limited                                             through Canada Life Irish Holding           Pension
                                                    Company Limited

Setanta Asset Management             Ireland        Ownership of all voting securities          Asset Management
Limited                                             through Canada Life Irish Holding
                                                    Company Limited

Kanetix Ltd.                         Canada         Ownership of 98% of voting securities       Distribution
                                                    through The Canada Life Assurance Company   Services

Canada Life Brasil Ltda.             Brazil         Ownership of all voting securities          Distribution
                                                    through The Canada Life Assurance Company   Services

Canada Life Previdencia E Segures    Brazil         Ownership of all of voting securities       Distribution
S.A.                                                through Canada Life Brasil Ltda.            Services

Canada Life Financial Distribution   Canada         Ownership of all voting securities          Distribution
Services Inc.                                       through The Canada Life Assurance Company   Services

Canada Life International Holdings   Canada         Ownership of all voting securities          Holding Company
LTD.                                               through Canada Life Capital Corporation,
                                                    Inc.

Georgia Nursing Homes, Inc.          Georgia        Ownership of all voting Securities          Nursing Home
                                                    through The Canada Life Assurance Company   Operator

Item 27.

Number of Policy Owners As of February 15, 2002, there were 3,162 owners of Nonqualified Policies and 1,510 owners of Qualified Policies.

Item 28.

Indemnification Canada Life Insurance Company of America's By-Laws provide in
Article II, Section 10 as follows: In addition to any indemnification to which a person may be entitled to under common law or otherwise, each person who is or was a director, an officer, or an employee of this Corporation, or is or was serving at the request of the Corporation as a director, an officer, a partner, a trustee, or an employee of another foreign or domestic corporation, partnership, joint venture, trust, or other enterprises, whether profit or not, shall be indemnified by the Corporation to the fullest extent permitted by the laws of the State of Michigan as they may be in effect from time to time. This Corporation may purchase and maintain insurance on behalf of any such person against any liability asserted against and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the corporation would have power to indemnify such person against such liability under the laws of the State of Michigan.

In addition, Sections 5241 and 5242 of the Michigan Insurance Code generally provides that a corporation has the power ( and in some instances the obligation) to indemnify a director, officer, employee or agent of the corporation, or a person serving at the request of the corporation as a director, officer, partner, trustee, employee or agent of another corporation or other entity (the "indemnities") against reasonably incurred expenses in a civil, administrative, criminal or investigative action, suit or proceeding if the indemnitee acted in good faith in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation or its shareholders or policyholders (or, in the case of a criminal action, if the indemnitee had no reasonable cause to believe his or her conduct was unlawful).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Canada Life of America Financial Services, Inc. (CLAFS) is the principal underwriter of the Policies as defined in the Investment Company Act of 1940. CLAFS also acts as underwriter for Canada Life of America Variable Annuity Account 1, Canada Life of New York Variable Annuity Account 1, and Canada Life of New York Variable Annuity Account 2.
(b) The following table provides certain information with respect to each director and officer of CLAFS.

Name and Principal Positions and Offices Business Address With Underwriter

Name               Principal Position
----               ------------------
M.T. Jansen**      President, Director & Chairman of the Board
D.V. Rough*        Treasurer
K.T. Ledwos**      Administrative Officer & Director
S.C. Gile*         Administrative Officer
M.A. Bouchard**   Securities Compliance Officer
C.H. MacPhaul**    Secretary & Director
C.R. Edwards**     Assistant Secretary

----------
* The business address is 330 University Avenue, Toronto, Ontario, Canada
M5G1R8.

** The business address is 6201 Powers Ferry Road, N.W., Suite 600, Atlanta, Georgia 30339.

--------------------------------------------------------------------------------
Name of Principal   Net Principal   Compensation on    Brokerage    Compensation
   Underwriter       Discounts &       Redemption     Commissions
                     Commissions
--------------------------------------------------------------------------------
 Canada Life of      $4,004,214          $0.00           $0.00         $0.00
America Financial
 Services, Inc.
--------------------------------------------------------------------------------

Item 30. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Canada Life Insurance Company of America at its Executive Office at 330 University Avenue, Toronto, Canada M5G1R8 and at 6201 Powers Ferry Rd., N.W., Atlanta, Georgia 30339.

Item 31. Management Services All management contracts are discussed in Part A or Part B.

Item 32 Undertakings

(a) Registrant undertakes that it will file a post effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Canada Life Insurance Company of America at the address or phone number listed in the Prospectus.

(d) Depositor undertakes to preserve on behalf of itself and Registrant the books and records required to be preserved by such companies pursuant to Rule 31a-2 under the Investment Company Act of 1940 and to permit examination of such books and records at any time or from time to time during business hours by examiners or other representatives of the Securities and Exchange Commission, and to furnish to said Commission at its principal office in Washington, D.C., or at any regional office of said Commission specified in a demand made by or on behalf of said Commission for copies of books and records, true, correct, complete, and current copies of any or all, or any part, of such books and records.

(e) The Registrant is relying on a letter issued by the staff of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988 (Ref. No. IP-6-88) stating that it would not recommend to the Commission that enforcement action be taken under Section 22(e), 27(c)(1), or 27(d) of the Investment Company Act of 1940 if the Registrant, in effect, permits restrictions on cash distributions from elective contributions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code of 1986 in accordance with the following conditions:

     (1) include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the policy;
     (2) include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the policy;
     (3) instruct sales representatives who may solicit individuals to purchase the policies specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of such individuals;

     (4) obtain from each owner who purchases a Section 403(b) policy, prior to or at the time of such purchase, a signed statement acknowledging the owner's understanding of (i) the redemption restrictions imposed by
          Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the owner may elect to transfer his or her policy value. The Registrant is complying, and shall comply, with the provisions of paragraphs (1) -
          (4) above.

(f) Canada Life Insurance Company of America hereby represents that the fees and changes deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Canada Life Insurance Company of America.

STATEMENT PURSUANT TO RULE 6c-7

Canada Life Insurance Company of America and the Variable Account 2 rely on 17 C.F.R., Section 270.6c-7 and represent that the provisions of that Rule have been or will be complied with. Accordingly, Canada Life Insurance Company of America and the Variable Account 2 are exempt from the provisions of Section 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 with respect to any variable annuity contract participating in such account to the extent necessary to permit compliance with the Texas Optional Retirement Program.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 15 to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Fulton County, State of Georgia, on this 29th day of April, 2002.


                                                   CANADA LIFE OF AMERICA
                                                   VARIABLE ANNUITY ACCOUNT 2


                                                   By: /s/ R. E. Beettam
                                                       -------------------------
                                                       R. E. Beettam, Chairman


                                                   CANADA LIFE INSURANCE
                                                   COMPANY  OF AMERICA


                                                   By: /s/ R.E. Beettam
                                                       -------------------------
                                                       R. E. Beettam, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 15 to the Registration Statement has been signed by the following persons in the capacities indicated on the date(s) set forth below.

      Signatures                           Title                         Date
      ----------                           -----                         ----



/s/ R. E. Beettam                   Chairman &                    April 29, 2002
--------------------------          Director (Principal           --------------
R. E. Beettam                       Executive Officer)



/s/ L. L. Ervin                     Asst. VP,Controller &         April 29, 2002
--------------------------          Asst. Treasurer               --------------
L. L. Ervin                         (Principal Accounting Officer)

* /s/ S. J. Rulis                   Director                      April 29, 2002
--------------------------                                        --------------
S. J. Rulis



* /s/ H. A. Rachfalowski            Director                      April 29, 2002
--------------------------                                        --------------
H. A. Rachfalowski


/s/ G. A. Petkau                    Director & Financial V.P.     April 29, 2002
--------------------------          (Principal Financial          --------------
G. A. Petkau                        Officer)



* /s/ S. H. Zimmerman               Director                      April 29, 2002
-------------------------                                        --------------
S. H. Zimmerman


*By: /s/ R. E. Beettam
     ----------------------
     R. E. Beettam
*Signed pursuant to power of attorney filed previously

EXHIBIT INDEX

Exhibit   Description of Exhibit
-------   ----------------------

10 (a)    Consent of Counsel

10 (b)    Consent of Independent Counsel

10 (c)    Consent of Independent Auditors